EQUITABLE AMERICA VARIABLE ACCOUNT K

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company of America and the Contractowners of Equitable America Variable Account K

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Equitable America Variable Account K indicated in the table below as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Equitable America Variable Account K as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	EQ/EQUITY 500 INDEX(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(1)
1290 VT EQUITY INCOME(1)	EQ/FRANKLIN RISING DIVIDENDS(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/GOLDMAN SACHS MID CAP VALUE(1)
1290 VT MULTI-ALTERNATIVE STRATEGIES(1)	EQ/GROWTH STRATEGY(1)
1290 VT NATURAL RESOURCES(1)	EQ/INTERMEDIATE GOVERNMENT BOND(1)
1290 VT REAL ESTATE(1)	EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)
1290 VT SMALL CAP VALUE(1)	EQ/INTERNATIONAL EQUITY INDEX(1)
1290 VT SMARTBETA EQUITY ESG(1)	EQ/INTERNATIONAL MANAGED VOLATILITY(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)
AB VPS DISCOVERY VALUE PORTFOLIO(2)	EQ/INVESCO COMSTOCK(1)
AB VPS RELATIVE VALUE PORTFOLIO(2)	EQ/INVESCO GLOBAL(1)
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO(2)	EQ/INVESCO GLOBAL REAL ASSETS(1)
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND(1)	EQ/JANUS ENTERPRISE(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND(1)	EQ/JPMORGAN GROWTH STOCK(1)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)	EQ/JPMORGAN VALUE OPPORTUNITIES(1)
BLACKROCK GLOBAL ALLOCATION V.I. FUND(1)	EQ/LARGE CAP CORE MANAGED VOLATILITY(1)
BNY MELLON STOCK INDEX FUND, INC.(1)	EQ/LARGE CAP GROWTH INDEX(1)
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
DELAWARE IVY VIP HIGH INCOME(1)	EQ/LARGE CAP VALUE INDEX(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
EQ/500 MANAGED VOLATILITY(1)	EQ/LAZARD EMERGING MARKETS EQUITY(1)
EQ/2000 MANAGED VOLATILITY(1)	EQ/LOOMIS SAYLES GROWTH(1)
EQ/AB SMALL CAP GROWTH(1)	EQ/MFS INTERNATIONAL GROWTH(1)
EQ/AB SUSTAINABLE U.S. THEMATIC(2)	EQ/MFS INTERNATIONAL INTRINSIC VALUE(1)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/MFS MID CAP FOCUSED GROWTH(1)
EQ/ALL ASSET GROWTH ALLOCATION(1)	EQ/MFS TECHNOLOGY(1)
EQ/AMERICAN CENTURY MID CAP VALUE(1)	EQ/MFS UTILITIES SERIES(1)
EQ/BALANCED STRATEGY(1)	EQ/MID CAP INDEX(1)
EQ/CAPITAL GROUP RESEARCH(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG(1)	EQ/MODERATE ALLOCATION(1)
EQ/COMMON STOCK INDEX(1)	EQ/MODERATE GROWTH STRATEGY(1)
EQ/CONSERVATIVE ALLOCATION(1)	EQ/MODERATE-PLUS ALLOCATION(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	EQ/MONEY MARKET(1)
EQ/CONSERVATIVE STRATEGY(1)	EQ/MORGAN STANLEY SMALL CAP GROWTH(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	EQ/PIMCO GLOBAL REAL RETURN(1)
EQ/CORE BOND INDEX(1)	EQ/PIMCO REAL RETURN(1)
EQ/CORE PLUS BOND(1)	EQ/PIMCO TOTAL RETURN ESG(1)
EQ/EMERGING MARKETS EQUITY PLUS(1)	EQ/PIMCO ULTRA SHORT BOND(1)

FSA-2

EQ/QUALITY BOND PLUS(1)	JANUS HENDERSON MID CAP VALUE PORTFOLIO(1)
EQ/SMALL COMPANY INDEX(1)	JANUS HENDERSON OVERSEAS PORTFOLIO(1)
EQ/T. ROWE PRICE HEALTH SCIENCES(1)	LORD ABBETT SERIES FUND—BOND DEBENTURE PORTFOLIO(1)
EQ/VALUE EQUITY(1)	MFS® INVESTORS TRUST SERIES(1)
EQ/WELLINGTON ENERGY(1)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)
EQUITABLE CONSERVATIVE GROWTH MF/ETF(1)	MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO(1)
FIDELITY® VIP ASSET MANAGER PORTFOLIO(1)	MULTIMANAGER AGGRESSIVE EQUITY(1)
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO(1)	MULTIMANAGER CORE BOND(1)
FIDELITY® VIP GROWTH & INCOME PORTFOLIO(1)	MULTIMANAGER TECHNOLOGY(1)
FIDELITY® VIP MID CAP PORTFOLIO(1)	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)
FIDELITY® VIP VALUE PORTFOLIO(1)	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO(3)
FRANKLIN INCOME VIP FUND(1)	T. ROWE PRICE EQUITY INCOME PORTFOLIO(1)
FRANKLIN SMALL CAP VALUE VIP FUND(1)	T. ROWE PRICE MID-CAP GROWTH PORTFOLIO(4)
INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)	TARGET 2025 ALLOCATION(1)
INVESCO V.I. GLOBAL CORE EQUITY FUND(1)	TARGET 2035 ALLOCATION(1)
INVESCO V.I. HEALTH CARE FUND(1)	TARGET 2045 ALLOCATION(1)
INVESCO V.I. MAIN STREET MID CAP FUND(1)	TARGET 2055 ALLOCATION(1)
INVESCO V.I. SMALL CAP EQUITY FUND(1)	TEMPLETON DEVELOPING MARKETS VIP FUND(1)
INVESCO V.I. TECHNOLOGY FUND(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
JANUS HENDERSON BALANCED PORTFOLIO(1)	VANECK VIP EMERGING MARKETS BOND FUND(1)
JANUS HENDERSON ENTERPRISE PORTFOLIO(1)	VANECK VIP EMERGING MARKETS FUND(1)
JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO(1)	VANECK VIP GLOBAL RESOURCES FUND(1)

(1)   Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the years ended December 31, 2023 and 2022

(2)   Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the year ended December 31, 2023 and the period May 23, 2022 (commencement of operations) through December 31, 2022

(3)   Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the year ended December 31, 2023 and the period November 14, 2022 (commencement of operations) through December 31, 2022

(4)   Statement of operations and statement of changes in net assets for the year ended December 31, 2023

Basis for Opinions

These financial statements are the responsibility of Equitable Financial Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Equitable America Variable Account K based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Equitable America Variable Account K in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 12, 2024

We have served as the auditor of one or more of the variable investment options of Equitable America Variable Account K since 2014.

FSA-3

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT MULTI- ALTERNATIVE STRATEGIES*
Assets:
Investments in shares of the Portfolios, at fair value	$2,649,502	$3,160,367	$6,150,444	$3,473,509	$70,146,411	$117,947
Receivable for shares of the Portfolios sold	—	—	—	37,286	—	—
Receivable for policy-related transactions	1,818	6,948	8,354	—	15,409	108

Total assets	2,651,320	3,167,315	6,158,798	3,510,795	70,161,820	118,055

Liabilities:
Payable for shares of the Portfolios purchased	1,575	802	8,354	—	15,409	—
Payable for policy-related transactions	—	—	—	37,286	—	—

Total liabilities	1,575	802	8,354	37,286	15,409	—

Net Assets	$2,649,745	$3,166,513	$6,150,444	$3,473,509	$70,146,411	$118,055

Net Assets:
Accumulation unit values	$2,649,745	$3,160,618	$6,149,413	$3,473,343	$70,077,316	$118,055
Retained by Equitable America in Equitable America Variable Account K	—	5,895	1,031	166	69,095	—

Total Net Assets	$2,649,745	$3,166,513	$6,150,444	$3,473,509	$70,146,411	$118,055

Investments in shares of the Portfolios, at cost	$3,093,917	$3,436,700	$5,853,575	$3,526,709	$60,650,706	$123,996

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-4

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS DISCOVERY VALUE PORTFOLIO**
Assets:
Investments in shares of the Portfolios, at fair value	$2,255,763	$826,929	$4,163,192	$5,511,203	$3,049,891	$131,952
Receivable for policy-related transactions	315	14,697	4,645	3,907	2,053	110

Total assets	2,256,078	841,626	4,167,837	5,515,110	3,051,944	132,062

Liabilities:
Payable for shares of the Portfolios purchased	6	14,493	4,183	3,365	1,252	—

Total liabilities	6	14,493	4,183	3,365	1,252	—

Net Assets	$2,256,072	$827,133	$4,163,654	$5,511,745	$3,050,692	$132,062

Net Assets:
Accumulation unit values	$2,256,059	$827,133	$4,163,322	$5,511,745	$3,050,101	$132,062
Retained by Equitable America in Equitable America Variable Account K	13	—	332	—	591	—

Total Net Assets	$2,256,072	$827,133	$4,163,654	$5,511,745	$3,050,692	$132,062

Investments in shares of the Portfolios, at cost	$2,275,443	$795,980	$4,318,689	$5,165,563	$2,781,707	$123,932

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., and affiliate of Equitable America

FSA-5

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	AB VPS RELATIVE VALUE PORTFOLIO**	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND
Assets:
Investments in shares of the Portfolios, at fair value	$291,887	$150,247	$2,074,531	$8,511,514	$9,684,917	$1,238,578
Receivable for policy-related transactions	222	396	295	2,093	3,113	1,721

Total assets	292,109	150,643	2,074,826	8,513,607	9,688,030	1,240,299

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	1,629	2,241	230

Total liabilities	—	—	—	1,629	2,241	230

Net Assets	$292,109	$150,643	$2,074,826	$8,511,978	$9,685,789	$1,240,069

Net Assets:
Accumulation unit values	$292,109	$150,343	$2,074,826	$8,511,978	$9,685,789	$1,238,817
Retained by Equitable America in Equitable America Variable Account K	—	300	—	—	—	1,252

Total Net Assets	$292,109	$150,643	$2,074,826	$8,511,978	$9,685,789	$1,240,069

Investments in shares of the Portfolios, at cost	$289,404	$141,346	$1,980,738	$9,890,494	$9,987,974	$1,200,027

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., and affiliate of Equitable America

FSA-6

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	BNY MELLON STOCK INDEX FUND, INC.	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE IVY VIP HIGH INCOME	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$29,653,285	$318,603	$20,633,196	$1,618,546	$6,737,790	$2,340,413
Receivable for policy-related transactions	861,004	177	6,183	47,214	327	3

Total assets	30,514,289	318,780	20,639,379	1,665,760	6,738,117	2,340,416

Liabilities:
Payable for shares of the Portfolios purchased	947,013	14	5,117	47,214	268	—

Total liabilities	947,013	14	5,117	47,214	268	—

Net Assets	$29,567,276	$318,766	$20,634,262	$1,618,546	$6,737,849	$2,340,416

Net Assets:
Accumulation unit values	$29,463,733	$318,766	$20,633,956	$1,618,546	$6,737,849	$2,340,416
Retained by Equitable America in Equitable America Variable Account K	103,543	—	306	—	—	—

Total Net Assets	$29,567,276	$318,766	$20,634,262	$1,618,546	$6,737,849	$2,340,416

Investments in shares of the Portfolios, at cost	$25,047,996	$304,824	$22,025,004	$1,572,474	$6,248,661	$2,546,277

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-7

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/AB SMALL CAP GROWTH*	EQ/AB SUSTAINABLE U.S. THEMATIC*	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$25,998,075	$33,798	$48,802,272	$19,142,667	$26,921,132	$43,364,669
Receivable for policy-related transactions	8,556	624	9,992	8,298	12,432	8,875

Total assets	26,006,631	34,422	48,812,264	19,150,965	26,933,564	43,373,544

Liabilities:
Payable for shares of the Portfolios purchased	7,439	—	6,936	8,248	12,384	8,783

Total liabilities	7,439	—	6,936	8,248	12,384	8,783

Net Assets	$25,999,192	$34,422	$48,805,328	$19,142,717	$26,921,180	$43,364,761

Net Assets:
Accumulation unit values	$25,999,192	$33,831	$48,805,328	$19,142,587	$26,918,430	$43,364,761
Retained by Equitable America in Equitable America Variable Account K	—	591	—	130	2,750	—

Total Net Assets	$25,999,192	$34,422	$48,805,328	$19,142,717	$26,921,180	$43,364,761

Investments in shares of the Portfolios, at cost	$28,166,612	$30,912	$53,166,618	$20,810,261	$27,670,134	$42,328,989

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-8

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$8,755,789	$16,009,657	$145,063,767	$4,065,433	$11,128,322	$2,616,363
Receivable for shares of the Portfolios sold	—	1,015	4,286	—	—	—
Receivable for policy-related transactions	2,454	—	6,944	675	293	—

Total assets	8,758,243	16,010,672	145,074,997	4,066,108	11,128,615	2,616,363

Liabilities:
Payable for shares of the Portfolios purchased	1,907	—	—	—	—	—

Payable for policy-related transactions	—	1,015	—	—	—	—

Total liabilities	1,907	1,015	—	—	—	—

Net Assets	$8,756,336	$16,009,657	$145,074,997	$4,066,108	$11,128,615	$2,616,363

Net Assets:
Accumulation unit values	$8,698,881	$16,009,635	$145,074,997	$4,066,108	$11,128,322	$2,616,356
Retained by Equitable America in Equitable America Variable Account K	57,455	22	—	—	293	7

Total Net Assets	$8,756,336	$16,009,657	$145,074,997	$4,066,108	$11,128,615	$2,616,363

Investments in shares of the Portfolios, at cost	$8,236,761	$13,865,250	$129,427,857	$4,448,285	$11,555,768	$2,767,211

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-9

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*
Assets:
Investments in shares of the Portfolios, at fair value	$8,755,324	$22,579,623	$19,557,216	$1,611,781	$238,987,799	$18,717,875
Receivable for shares of the Portfolios sold	—	—	—	—	6,062	—
Receivable for policy-related transactions	799	133,924	3,446	7,075	4,814	1,540

Total assets	8,756,123	22,713,547	19,560,662	1,618,856	238,998,675	18,719,415

Liabilities:
Payable for shares of the Portfolios purchased	304	133,860	1,912	4,827	—	1,540

Total liabilities	304	133,860	1,912	4,827	—	1,540

Net Assets	$8,755,819	$22,579,687	$19,558,750	$1,614,029	$238,998,675	$18,717,875

Net Assets:
Accumulation unit values	$8,755,819	$22,506,574	$19,557,230	$1,612,001	$238,998,675	$18,708,719
Retained by Equitable America in Equitable America Variable Account K	—	73,113	1,520	2,028	—	9,156

Total Net Assets	$8,755,819	$22,579,687	$19,558,750	$1,614,029	$238,998,675	$18,717,875

Investments in shares of the Portfolios, at cost	$9,792,585	$23,631,177	$19,981,473	$1,747,980	$187,878,558	$15,110,704

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-10

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/FRANKLIN RISING DIVIDENDS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$23,635,431	$10,828,495	$8,181,156	$78,547,876	$5,532,797	$6,196,027
Receivable for shares of the Portfolios sold	23,992	—	—	—	—	—
Receivable for policy-related transactions	—	448	4,311	68,181	—	365

Total assets	23,659,423	10,828,943	8,185,467	78,616,057	5,532,797	6,196,392

Liabilities:
Payable for shares of the Portfolios purchased	—	448	3,299	88,407	66	217

Payable for policy-related transactions	23,307	—	—	—	45,253	—

Total liabilities	23,307	448	3,299	88,407	45,319	217

Net Assets	$23,636,116	$10,828,495	$8,182,168	$78,527,650	$5,487,478	$6,196,175

Net Assets:
Accumulation unit values	$23,636,116	$10,828,161	$8,182,168	$78,527,448	$5,400,195	$6,196,175
Retained by Equitable America in Equitable America Variable Account K	—	334	—	202	87,283	—

Total Net Assets	$23,636,116	$10,828,495	$8,182,168	$78,527,650	$5,487,478	$6,196,175

Investments in shares of the Portfolios, at cost	$18,104,770	$10,589,207	$8,050,548	$75,506,731	$5,847,061	$5,738,952

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-11

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*

Assets:
Investments in shares of the Portfolios, at fair value	$35,357,457	$1,964,529	$6,372,677	$7,380,188	$2,222,186	$11,172,072
Receivable for shares of the Portfolios sold	—	—	—	—	—	—
Receivable for policy-related transactions	310,320	—	62	997	772	3,991

Total assets	35,667,777	1,964,529	6,372,739	7,381,185	2,222,958	11,176,063

Liabilities:
Payable for shares of the Portfolios purchased	306,985	—	44	997	93	3,985

Total liabilities	306,985	—	44	997	93	3,985

Net Assets	$35,360,792	$1,964,529	$6,372,695	$7,380,188	$2,222,865	$11,172,078

Net Assets:
Accumulation unit values	$35,360,792	$1,964,529	$6,372,695	$7,379,569	$2,222,865	$11,172,019
Retained by Equitable America in Equitable America Variable Account K	—	—	—	619	—	59

Total Net Assets	$35,360,792	$1,964,529	$6,372,695	$7,380,188	$2,222,865	$11,172,078

Investments in shares of the Portfolios, at cost	$31,939,905	$1,818,027	$5,898,638	$6,914,104	$2,038,787	$11,347,114

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-12

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*

Assets:
Investments in shares of the Portfolios, at fair value	$19,216,131	$54,044,104	$34,003,996	$5,808,141	$35,948,123	$17,726,354
Receivable for shares of the Portfolios sold	—	—	1,030	—	—	47,306
Receivable for policy-related transactions	30,918	111,610	352	772	48,170	—

Total assets	19,247,049	54,155,714	34,005,378	5,808,913	35,996,293	17,773,660

Liabilities:
Payable for shares of the Portfolios purchased	30,683	109,142	—	772	46,379	—
Payable for policy-related transactions	—	—	—	—	—	47,306

Total liabilities	30,683	109,142	—	772	46,379	47,306

Net Assets	$19,216,366	$54,046,572	$34,005,378	$5,808,141	$35,949,914	$17,726,354

Net Assets:
Accumulation unit values	$19,214,661	$54,046,572	$34,005,378	$5,807,935	$35,949,914	$17,726,073
Retained by Equitable America in Equitable America Variable Account K	1,705	—	—	206	—	281

Total Net Assets	$19,216,366	$54,046,572	$34,005,378	$5,808,141	$35,949,914	$17,726,354

Investments in shares of the Portfolios, at cost	$19,000,701	$54,796,237	$34,374,124	$5,621,048	$31,227,303	$19,199,593

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-13

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*

Assets:
Investments in shares of the Portfolios, at fair value	$19,010,565	$10,393,091	$15,233,238	$21,906,830	$37,727,046	$40,248,911
Receivable for shares of the Portfolios sold	—	—	—	—	—	42,768
Receivable for policy-related transactions	29,282	568	3,229	3,920	255,197	—

Total assets	19,039,847	10,393,659	15,236,467	21,910,750	37,982,243	40,291,679

Liabilities:
Payable for shares of the Portfolios purchased	27,356	568	2,636	3,927	253,392	—
Payable for policy-related transactions	—	—	—	—	—	40,203

Total liabilities	27,356	568	2,636	3,927	253,392	40,203

Net Assets	$19,012,491	$10,393,091	$15,233,831	$21,906,823	$37,728,851	$40,251,476

Net Assets:
Accumulation unit values	$19,012,491	$10,331,335	$15,232,614	$21,886,530	$37,728,851	$40,250,661
Retained by Equitable America in Equitable America Variable Account K	—	61,756	1,217	20,293	—	815

Total Net Assets	$19,012,491	$10,393,091	$15,233,831	$21,906,823	$37,728,851	$40,251,476

Investments in shares of the Portfolios, at cost	$18,001,762	$9,393,623	$15,171,342	$20,349,506	$38,889,019	$37,175,527

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-14

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*

Assets:
Investments in shares of the Portfolios, at fair value	$22,810,098	$22,788,497	$654,624	$31,055,855	$8,481,922	$62,542,662
Receivable for shares of the Portfolios sold	—	—	—	—	—	3,710
Receivable for policy-related transactions	57,412	189,453	179	51,747	2,416	213

Total assets	22,867,510	22,977,950	654,803	31,107,602	8,484,338	62,546,585

Liabilities:
Payable for shares of the Portfolios purchased	56,042	187,768	44	49,268	2,416	—
Payable for policy-related transactions	—	—	—	—	—	—

Total liabilities	56,042	187,768	44	49,268	2,416	—

Net Assets	$22,811,468	$22,790,182	$654,759	$31,058,334	$8,481,922	$62,546,585

Net Assets:
Accumulation unit values	$22,811,468	$22,789,328	$654,759	$31,058,334	$8,470,110	$62,546,474
Retained by Equitable America in Equitable America Variable Account K	—	854	—	—	11,812	111

Total Net Assets	$22,811,468	$22,790,182	$654,759	$31,058,334	$8,481,922	$62,546,585

Investments in shares of the Portfolios, at cost	$19,535,537	$19,311,298	$695,944	$30,111,836	$8,221,641	$69,655,997

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-15

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*

Assets:
Investments in shares of the Portfolios, at fair value	$140,224,573	$139,940,608	$29,483,589	$11,982,675	$962,788	$11,254,155
Receivable for shares of the Portfolios sold	14,989	—	—	18,931	—	—
Receivable for policy-related transactions	—	71,954	—	—	290	3,769

Total assets	140,239,562	140,012,562	29,483,589	12,001,606	963,078	11,257,924

Liabilities:
Payable for shares of the Portfolios purchased	—	63,275	120,813	—	163	3,769
Payable for policy-related transactions	14,989	—	427,550	18,848	—	—

Total liabilities	14,989	63,275	548,363	18,848	163	3,769

Net Assets	$140,224,573	$139,949,287	$28,935,226	$11,982,758	$962,915	$11,254,155

Net Assets:
Accumulation unit values	$140,211,724	$139,949,287	$28,935,226	$11,924,731	$962,915	$11,252,812
Retained by Equitable America in Equitable America Variable Account K	12,849	—	—	58,027	—	1,343

Total Net Assets	$140,224,573	$139,949,287	$28,935,226	$11,982,758	$962,915	$11,254,155

Investments in shares of the Portfolios, at cost	$140,239,148	$154,828,544	$29,483,595	$15,135,086	$1,095,256	$12,517,760

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-16

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/VALUE EQUITY*

Assets:
Investments in shares of the Portfolios, at fair value	$22,792,807	$12,064,686	$3,360,616	$27,354,659	$5,179,580	$26,282,141
Receivable for shares of the Portfolios sold	—	—	—	—	—	—
Receivable for policy-related transactions	19,370	156,797	3,181	110,727	9,584	5,828

Total assets	22,812,177	12,221,483	3,363,797	27,465,386	5,189,164	26,287,969

Liabilities:
Payable for shares of the Portfolios purchased	10,083	156,797	3,181	109,235	8,894	5,743

Total liabilities	10,083	156,797	3,181	109,235	8,894	5,743

Net Assets	$22,802,094	$12,064,686	$3,360,616	$27,356,151	$5,180,270	$26,282,226

Net Assets:
Accumulation unit values	$22,794,413	$12,064,578	$3,359,568	$27,356,151	$5,180,270	$26,282,182
Retained by Equitable America in Equitable America Variable Account K	7,681	108	1,048	—	—	44

Total Net Assets	$22,802,094	$12,064,686	$3,360,616	$27,356,151	$5,180,270	$26,282,226

Investments in shares of the Portfolios, at cost	$25,701,261	$12,153,957	$3,688,377	$27,936,819	$5,330,988	$25,794,447

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-17

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	FIDELITY® VIP ASSET MANAGER PORTFOLIO	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$4,575,500	$10,201,171	$4,132	$729,013	$8,396,916	$13,413,172
Receivable for policy-related transactions	897	2,274	—	575	797	2,508

Total assets	4,576,397	10,203,445	4,132	729,588	8,397,713	13,415,680

Liabilities:
Payable for shares of the Portfolios purchased	897	1,277	—	—	20	2,101

Total liabilities	897	1,277	—	—	20	2,101

Net Assets	$4,575,500	$10,202,168	$4,132	$729,588	$8,397,693	$13,413,579

Net Assets:
Accumulation unit values	$4,575,288	$10,202,168	$4,125	$729,113	$8,397,200	$13,413,579
Retained by Equitable America in Equitable America Variable Account K	212	—	7	475	493	—

Total Net Assets	$4,575,500	$10,202,168	$4,132	$729,588	$8,397,693	$13,413,579

Investments in shares of the Portfolios, at cost	$3,654,652	$10,378,560	$4,053	$713,885	$7,492,345	$13,145,622

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-18

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	FIDELITY® VIP VALUE PORTFOLIO	FRANKLIN INCOME VIP FUND	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. GLOBAL CORE EQUITY FUND	INVESCO V.I. HEALTH CARE FUND
Assets:
Investments in shares of the Portfolios, at fair value	$894,529	$316,712	$6,890,278	$450,053	$863	$51,237
Receivable for shares of the Portfolios sold	2,109	—	—	—	—	—
Receivable for policy-related transactions	—	—	1,624	8,642	—	1,466

Total assets	896,638	316,712	6,891,902	458,695	863	52,703

Liabilities:
Payable for shares of the Portfolios purchased	—	—	1,113	60	—	—
Payable for policy-related transactions	1,886	—	—	—	—	—

Total liabilities	1,886	—	1,113	60	—	—

Net Assets	$894,752	$316,712	$6,890,789	$458,635	$863	$52,703

Net Assets:
Accumulation unit values	$894,752	$316,440	$6,890,789	$450,169	$797	$51,263
Retained by Equitable America in Equitable America Variable Account K	—	272	—	8,466	66	1,440

Total Net Assets	$894,752	$316,712	$6,890,789	$458,635	$863	$52,703

Investments in shares of the Portfolios, at cost	$828,693	$335,613	$6,846,511	$479,766	$842	$52,318

The accompanying notes are an integral part of these financial statements.

FSA-19

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON ENTERPRISE PORTFOLIO	JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$1,507,945	$1,868,579	$63,145	$3,349,342	$3,802,592	$29,798
Receivable for policy-related transactions	3,010	1,383	—	32,158	131,953	—

Total assets	1,510,955	1,869,962	63,145	3,381,500	3,934,545	29,798

Liabilities:
Payable for shares of the Portfolios purchased	74	1,383	—	31,716	131,953	—

Total liabilities	74	1,383	—	31,716	131,953	—

Net Assets	$1,510,881	$1,868,579	$63,145	$3,349,784	$3,802,592	$29,798

Net Assets:
Accumulation unit values	$1,508,007	$1,868,528	$62,408	$3,349,784	$3,801,778	$11,418
Retained by Equitable America in Equitable America Variable Account K	2,874	51	737	—	814	18,380

Total Net Assets	$1,510,881	$1,868,579	$63,145	$3,349,784	$3,802,592	$29,798

Investments in shares of the Portfolios, at cost	$1,676,130	$2,019,769	$68,334	$3,132,958	$3,807,268	$24,035

The accompanying notes are an integral part of these financial statements.

FSA-20

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	JANUS HENDERSON MID CAP VALUE PORTFOLIO	JANUS HENDERSON OVERSEAS PORTFOLIO	LORD ABBETT SERIES FUND-BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$3,356,517	$120,868	$2,955,977	$986,942	$4,234,474	$71,257
Receivable for policy-related transactions	131,516	—	885	46	270	—

Total assets	3,488,033	120,868	2,956,862	986,988	4,234,744	71,257

Liabilities:
Payable for shares of the Portfolios purchased	131,516	—	505	46	270	—

Total liabilities	131,516	—	505	46	270	—

Net Assets	$3,356,517	$120,868	$2,956,357	$986,942	$4,234,474	$71,257

Net Assets:
Accumulation unit values	$3,355,041	$120,859	$2,956,357	$986,863	$4,234,438	$71,229
Retained by Equitable America in Equitable America Variable Account K	1,476	9	—	79	36	28

Total Net Assets	$3,356,517	$120,868	$2,956,357	$986,942	$4,234,474	$71,257

Investments in shares of the Portfolios, at cost	$3,246,800	$113,658	$3,172,733	$916,304	$4,324,543	$86,307

The accompanying notes are an integral part of these financial statements.

FSA-21

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$13,256,742	$14,811,089	$45,217,232	$4,882,551	$932,728	$5,943,399
Receivable for shares of the Portfolios sold	—	—	99,775	—	—	—
Receivable for policy-related transactions	36,347	333,438	—	719	427	822

Total assets	13,293,089	15,144,527	45,317,007	4,883,270	933,155	5,944,221

Liabilities:
Payable for shares of the Portfolios purchased	36,347	333,439	—	719	271	506
Payable for policy-related transactions	—	—	98,033	—	—	—

Total liabilities	36,347	333,439	98,033	719	271	506

Net Assets	$13,256,742	$14,811,088	$45,218,974	$4,882,551	$932,884	$5,943,715

Net Assets:
Accumulation unit values	$13,255,851	$14,808,622	$45,218,974	$4,881,486	$932,884	$5,943,715
Retained by Equitable America in Equitable America Variable Account K	891	2,466	—	1,065	—	—

Total Net Assets	$13,256,742	$14,811,088	$45,218,974	$4,882,551	$932,884	$5,943,715

Investments in shares of the Portfolios, at cost	$13,487,972	$16,435,287	$44,140,490	$6,346,587	$841,885	$5,945,684

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-22

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND
Assets:
Investments in shares of the Portfolios, at fair value	$150,770	$943,066	$2,281,547	$2,407,328	$4,736,354	$4,994,859
Receivable for policy-related transactions	247	1,140	31,276	18	470	206

Total assets	151,017	944,206	2,312,823	2,407,346	4,736,824	4,995,065

Liabilities:
Payable for shares of the Portfolios purchased	58	1,140	30,991	—	470	21

Total liabilities	58	1,140	30,991	—	470	21

Net Assets	$150,959	$943,066	$2,281,832	$2,407,346	$4,736,354	$4,995,044

Net Assets:
Accumulation unit values	$150,959	$943,066	$2,281,547	$2,407,328	$4,736,334	$4,995,044
Retained by Equitable America in Equitable America Variable Account K	—	—	285	18	20	—

Total Net Assets	$150,959	$943,066	$2,281,832	$2,407,346	$4,736,354	$4,995,044

Investments in shares of the Portfolios, at cost	$145,268	$1,063,888	$2,200,028	$2,246,449	$4,104,309	$5,396,066

The accompanying notes are an integral part of these financial statements.

.*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-23

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP EMERGING MARKETS BOND FUND	VANECK VIP EMERGING MARKETS FUND[1]	VANECK VIP GLOBAL RESOURCES FUND
Assets:
Investments in shares of the Portfolios, at fair value	$13,159,185	$31,237	$2,590	4,907,225
Receivable for policy-related transactions	4,898	2,785	—	42324

Total assets	13,164,083	34,022	2,590	4,949,549

Liabilities:
Payable for shares of the Portfolios purchased	4,898	—	—	42324

Total liabilities	4,898	—	—	42324

Net Assets	$13,159,185	$34,022	$2,590	4,907,225

Net Assets:
Accumulation unit values	$13,158,173	$31,238	$2,368	4,907,142
Retained by Equitable America in Equitable America Variable Account K	1,012	2,784	222	83

Total Net Assets	$13,159,185	$34,022	$2,590	$4,907,225

Investments in shares of the Portfolios, at cost	$14,727,346	$31,588	$2,647	$4,396,527

The accompanying notes are an integral part of these financial statements.

[1]

FSA-24

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account:

	Share Class**	Portfolio Shares Held
1290 VT CONVERTIBLE SECURITIES	IB	291,459

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	367,555

1290 VT EQUITY INCOME	IA	296,188

1290 VT EQUITY INCOME	IB	975,022

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	286,943

1290 VT GAMCO SMALL COMPANY VALUE	IB	1,002,591

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	13,982

1290 VT NATURAL RESOURCES	IB	231,207

1290 VT REAL ESTATE	IB	143,303

1290 VT SMALL CAP VALUE	IB	394,319

1290 VT SMARTBETA EQUITY ESG	IB	321,243

1290 VT SOCIALLY RESPONSIBLE	IA	45

1290 VT SOCIALLY RESPONSIBLE	IB	155,284

AB VPS DISCOVERY VALUE PORTFOLIO	CLASS B	7,566

AB VPS RELATIVE VALUE PORTFOLIO	CLASS B	10,142

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	CLASS B	4,839

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	88,883

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	487,486

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	388,173

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	95,056

BNY MELLON STOCK INDEX FUND, INC.	INITIAL SHARES	429,260

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	14,116

DELAWARE IVY VIP HIGH INCOME	CLASS II	6,994,304

EQ/400 MANAGED VOLATILITY	IB	71,556

EQ/500 MANAGED VOLATILITY	IB	231,004

EQ/2000 MANAGED VOLATILITY	IB	122,236

EQ/AB SMALL CAP GROWTH	IA	311

EQ/AB SMALL CAP GROWTH	IB	1,799,061

EQ/AB SUSTAINABLE U.S. THEMATIC	IB	3,285

EQ/AGGRESSIVE ALLOCATION	IB	4,948,622

EQ/ALL ASSET GROWTH ALLOCATION	IB	1,079,868

EQ/AMERICAN CENTURY MID CAP VALUE	IB	1,247,880

EQ/BALANCED STRATEGY	IB	2,794,298

EQ/CAPITAL GROUP RESEARCH	IA	2,414

EQ/CAPITAL GROUP RESEARCH	IB	292,097

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	1,089,552

EQ/COMMON STOCK INDEX	IA	36,651

EQ/COMMON STOCK INDEX	IB	3,353,534

The accompanying notes are an integral part of these financial statements.

FSA-25

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Share Class**	Portfolio Shares Held

EQ/CONSERVATIVE ALLOCATION	IA	—

EQ/CONSERVATIVE ALLOCATION	IB	497,170

EQ/CONSERVATIVE GROWTH STRATEGY	IB	818,306
EQ/CONSERVATIVE STRATEGY	IB	229,639

EQ/CONSERVATIVE-PLUS ALLOCATION	IB	1,066,218

EQ/CORE BOND INDEX	IA	338,749

EQ/CORE BOND INDEX	IB	2,110,329

EQ/CORE PLUS BOND	IB	5,608,160

EQ/EMERGING MARKETS EQUITY PLUS	IB	183,491

EQ/EQUITY 500 INDEX	IB	3,427,107

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	308,816

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	K	54,474

EQ/FRANKLIN RISING DIVIDENDS	IB	525,751

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	673,842

EQ/GOLDMAN SACHS MID CAP VALUE	IB	399,118

EQ/GROWTH STRATEGY	IB	4,229,492

EQ/INTERMEDIATE GOVERNMENT BOND	IA	332,426

EQ/INTERMEDIATE GOVERNMENT BOND	IB	251,377

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	561,834

EQ/INTERNATIONAL EQUITY INDEX	IA	637,959

EQ/INTERNATIONAL EQUITY INDEX	IB	2,707,235

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	140,127

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	4,882

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	464,209

EQ/INVESCO COMSTOCK	IB	366,614

EQ/INVESCO GLOBAL	IB	83,662

EQ/INVESCO GLOBAL REAL ASSETS	IB	742,053

EQ/JANUS ENTERPRISE	IA	1,757

EQ/JANUS ENTERPRISE	IB	959,825

EQ/JPMORGAN GROWTH STOCK	IB	962,473

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	74

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	1,780,041

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	544,916

EQ/LARGE CAP GROWTH INDEX	IB	1,685,200

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	2,176

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	603,778

EQ/LARGE CAP VALUE INDEX	IB	1,912,822

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	3,634

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	582,935

EQ/LAZARD EMERGING MARKETS EQUITY	IB	780,725

The accompanying notes are an integral part of these financial statements.

FSA-26

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Share Class**	Portfolio Shares Held

EQ/LOOMIS SAYLES GROWTH	IB	2,123,649

EQ/MFS INTERNATIONAL GROWTH	IB	5,170,812

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	1,242,926

EQ/MFS MID CAP FOCUSED GROWTH	IB	1,289,501

EQ/MFS TECHNOLOGY	IB	716,750

EQ/MFS UTILITIES SERIES	K	1,483
EQ/MFS UTILITIES SERIES	IB	17,726

EQ/MID CAP INDEX	IB	2,043,419

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	25,609

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	503,706

EQ/MODERATE ALLOCATION	IA	706

EQ/MODERATE ALLOCATION	IB	5,288,666

EQ/MODERATE GROWTH STRATEGY	IB	8,627,209

EQ/MODERATE-PLUS ALLOCATION	IA	3,944

EQ/MODERATE-PLUS ALLOCATION	IB	14,998,612

EQ/MONEY MARKET	IA	249,039

EQ/MONEY MARKET	IB	29,227,916

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	1,658,767

EQ/PIMCO GLOBAL REAL RETURN	IB	129,223

EQ/PIMCO REAL RETURN	IB	1,040,972

EQ/PIMCO TOTAL RETURN ESG	IB	2,434,256

EQ/PIMCO ULTRA SHORT BOND	IA	468,117

EQ/PIMCO ULTRA SHORT BOND	IB	770,932

EQ/QUALITY BOND PLUS	IA	1,380

EQ/QUALITY BOND PLUS	IB	435,921

EQ/SMALL COMPANY INDEX	IA	157,273

EQ/SMALL COMPANY INDEX	IB	2,313,007

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	87,258

EQ/VALUE EQUITY	IB	1,194,039

EQ/WELLINGTON ENERGY	IB	1,140,397

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	873,260

FIDELITY® VIP ASSET MANAGER PORTFOLIO	INITIAL CLASS	264

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	34,731

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	INITIAL CLASS	6,753

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	314,484

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	386,658

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	47,861

FRANKLIN INCOME VIP FUND	CLASS 2	22,304

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	519,237

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES I	218

The accompanying notes are an integral part of these financial statements.

FSA-27

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Share Class**	Portfolio Shares Held

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	18,540

INVESCO V.I. GLOBAL CORE EQUITY FUND	SERIES I	89

INVESCO V.I. HEALTH CARE FUND	SERIES I	1,977

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	160,590

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	120,631

INVESCO V.I. TECHNOLOGY FUND	SERIES I	3,413

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	69,705

JANUS HENDERSON ENTERPRISE PORTFOLIO	INSTITUTIONAL SHARES	49,694
JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	INSTITUTIONAL SHARES	488

JANUS HENDERSON MID CAP VALUE PORTFOLIO	SERVICE SHARES	200,749

JANUS HENDERSON OVERSEAS PORTFOLIO	INSTITUTIONAL SHARES	2,873

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	286,432

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	27,975
MFS ® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	191,605

MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	CLASS I	12,956

MULTIMANAGER AGGRESSIVE EQUITY	IB	205,578

MULTIMANAGER CORE BOND	IA	1,103,940

MULTIMANAGER CORE BOND	IB	615,868

MULTIMANAGER TECHNOLOGY	IB	1,388,025

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	894,240

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	CLASS II	21,422

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	215,419

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	CLASS II	5,580

TARGET 2025 ALLOCATION	IB	91,029

TARGET 2035 ALLOCATION	IB	171,544

TARGET 2045 ALLOCATION	IB	170,506

TARGET 2055 ALLOCATION	IB	317,867

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	606,909

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	1,024,859

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	4,099

VANECK VIP EMERGING MARKETS FUND	INITIAL CLASS	281

VANECK VIP GLOBAL RESOURCES FUND	INITIAL CLASS	40,146

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	151,052

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-28

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding
1290 VT CONVERTIBLE SECURITIES+	0.00%	IB	$140.06	7,910
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$190.74	8,084

1290 VT DOUBLELINE OPPORTUNISTIC BOND+	0.00%	IB	$99.08	18,711
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$104.80	12,470

1290 VT EQUITY INCOME	0.00%	IA	$52.71	26,978
1290 VT EQUITY INCOME+	0.00%	IB	$147.82	3,487
1290 VT EQUITY INCOME	0.00%	IB	$371.71	11,331

1290 VT GAMCO MERGERS & ACQUISITIONS+	0.00%	IB	$117.52	5,576
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$223.64	12,600

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$149.19	11,049
1290 VT GAMCO SMALL COMPANY VALUE+	0.00%	IB	$163.76	64,836
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$679.77	85,046

1290 VT MULTI-ALTERNATIVE STRATEGIES+	0.00%	IB	$91.21	1,294

1290 VT NATURAL RESOURCES+	0.00%	IB	$151.57	14,885

1290 VT REAL ESTATE+	0.00%	IB	$88.90	9,304

1290 VT SMALL CAP VALUE+	0.00%	IB	$159.68	11,494
1290 VT SMALL CAP VALUE	0.00%	IB	$199.94	11,643

1290 VT SMARTBETA EQUITY ESG+	0.00%	IB	$150.52	14,641
1290 VT SMARTBETA EQUITY ESG	0.00%	IB	$204.43	16,182

1290 VT SOCIALLY RESPONSIBLE	0.00%	IA	$37.39	24
1290 VT SOCIALLY RESPONSIBLE+	0.00%	IB	$176.41	9,168
1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$415.28	3,448

AB VPS DISCOVERY VALUE PORTFOLIO+	0.00%	CLASS B	$113.14	1,167

AB VPS RELATIVE VALUE PORTFOLIO+	0.00%	CLASS B	$112.63	2,594

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO+	0.00%	CLASS B	$112.61	1,335

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND+	0.00%	CLASS 4	$103.89	19,972

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND+	0.00%	CLASS 4	$127.68	24,185
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.00%	CLASS 4	$192.57	28,166

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®+	0.00%	CLASS 4	$132.51	30,456
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$164.87	34,271

BLACKROCK GLOBAL ALLOCATION V.I. FUND+	0.00%	CLASS III	$94.94	13,049

BNY MELLON STOCK INDEX FUND, INC.	0.00%	INITIAL SHARES	$77.78	378,826

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO+	0.00%	CLASS II	$93.87	3,396

DELAWARE IVY VIP HIGH INCOME+	0.00%	CLASS II	$116.19	53,128
DELAWARE IVY VIP HIGH INCOME	0.00%	CLASS II	$148.88	97,133

EQ/400 MANAGED VOLATILITY	0.00%	IB	$328.13	4,933

EQ/500 MANAGED VOLATILITY	0.00%	IB	$416.30	16,185

The accompanying notes are an integral part of these financial statements.

FSA-29

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding

EQ/2000 MANAGED VOLATILITY	0.00%	IB	$272.60	8,586

EQ/AB SMALL CAP GROWTH	0.00%	IA	$51.06	102
EQ/AB SMALL CAP GROWTH+	0.00%	IB	$140.66	50,557
EQ/AB SMALL CAP GROWTH	0.00%	IB	$690.82	27,333

EQ/AB SUSTAINABLE U.S. THEMATIC+	0.00%	IB	$116.95	289

EQ/AGGRESSIVE ALLOCATION+	0.00%	IB	$145.68	75,115
EQ/AGGRESSIVE ALLOCATION	0.00%	IB	$383.26	98,792

EQ/ALL ASSET GROWTH ALLOCATION	0.00%	IB	$28.93	294
EQ/ALL ASSET GROWTH ALLOCATION+	0.00%	IB	$132.12	31,928
EQ/ALL ASSET GROWTH ALLOCATION	0.00%	IB	$222.85	66,932

EQ/AMERICAN CENTURY MID CAP VALUE+	0.00%	IB	$146.77	37,403
EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$364.60	58,774

EQ/BALANCED STRATEGY	0.00%	IB	$210.08	206,379

EQ/CAPITAL GROUP RESEARCH	0.00%	IA	$45.42	1,577
EQ/CAPITAL GROUP RESEARCH	0.00%	IB	$643.79	13,401

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG+	0.00%	IB	$178.66	15,167
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	IB	$560.93	23,710

EQ/COMMON STOCK INDEX	0.00%	IA	$65.02	24,307
EQ/COMMON STOCK INDEX+	0.00%	IB	$172.14	311,408
EQ/COMMON STOCK INDEX	0.00%	IB	$415.48	216,347

EQ/CONSERVATIVE ALLOCATION+	0.00%	IB	$108.79	8,020
EQ/CONSERVATIVE ALLOCATION	0.00%	IB	$180.59	17,682

EQ/CONSERVATIVE GROWTH STRATEGY	0.00%	IB	$186.73	59,595

EQ/CONSERVATIVE STRATEGY	0.00%	IB	$146.40	17,871

EQ/CONSERVATIVE-PLUS ALLOCATION+	0.00%	IB	$119.00	17,208
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	IB	$224.01	29,946

EQ/CORE BOND INDEX	0.00%	IA	$16.84	180,729
EQ/CORE BOND INDEX+	0.00%	IB	$102.37	91,775
EQ/CORE BOND INDEX	0.00%	IB	$150.61	66,854

EQ/CORE PLUS BOND+	0.00%	IB	$110.59	25,304
EQ/CORE PLUS BOND	0.00%	IB	$158.57	105,685

EQ/EMERGING MARKETS EQUITY PLUS+	0.00%	IB	$116.24	13,867

EQ/EQUITY 500 INDEX+	0.00%	IB	$175.93	548,492
EQ/EQUITY 500 INDEX	0.00%	IB	$474.34	300,422

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$455.65	34,700
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	K	$72.42	40,015

EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$163.52	41,355
EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$445.33	37,890

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IB	$492.69	21,978

EQ/GOLDMAN SACHS MID CAP VALUE+	0.00%	IB	$159.00	26,126
EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$335.90	11,992

EQ/GROWTH STRATEGY	0.00%	IB	$265.11	296,209

EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IA	$18.78	168,252
EQ/INTERMEDIATE GOVERNMENT BOND+	0.00%	IB	$95.68	5,975
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$127.80	8,540

The accompanying notes are an integral part of these financial statements.

FSA-30

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$174.12	3,318

EQ/INTERNATIONAL CORE MANAGED VOLATILITY+	0.00%	IB	$133.13	4,387
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IB	$224.98	24,945

EQ/INTERNATIONAL EQUITY INDEX	0.00%	IA	$19.86	344,599
EQ/INTERNATIONAL EQUITY INDEX+	0.00%	IB	$134.79	91,057
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$200.96	80,828

EQ/INTERNATIONAL MANAGED VOLATILITY	0.00%	IB	$171.86	11,431

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$24.89	2,664
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY+	0.00%	IB	$132.30	8,409
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IB	$235.51	22,053

EQ/INVESCO COMSTOCK+	0.00%	IB	$168.30	8,232
EQ/INVESCO COMSTOCK	0.00%	IB	$400.14	14,980

EQ/INVESCO GLOBAL+	0.00%	IB	$152.49	14,578

EQ/INVESCO GLOBAL REAL ASSETS+	0.00%	IB	$114.14	14,667
EQ/INVESCO GLOBAL REAL ASSETS	0.00%	IB	$214.79	44,220

EQ/JANUS ENTERPRISE	0.00%	IA	$65.00	553
EQ/JANUS ENTERPRISE+	0.00%	IB	$151.07	18,105
EQ/JANUS ENTERPRISE	0.00%	IB	$530.05	31,023

EQ/JPMORGAN GROWTH STOCK	0.00%	IB	$62.47	62
EQ/JPMORGAN GROWTH STOCK+	0.00%	IB	$158.17	112,062
EQ/JPMORGAN GROWTH STOCK	0.00%	IB	$536.81	67,654

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$32.31	44
EQ/JPMORGAN VALUE OPPORTUNITIES+	0.00%	IB	$174.13	65,582
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$634.95	35,568

EQ/LARGE CAP CORE MANAGED VOLATILITY+	0.00%	IB	$170.06	8,064
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IB	$417.48	10,627

EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$14.48	5,244
EQ/LARGE CAP GROWTH INDEX+	0.00%	IB	$201.59	70,546
EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$516.68	41,909

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$57.87	1,166
EQ/LARGE CAP GROWTH MANAGED VOLATILITY+	0.00%	IB	$181.19	13,191
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$911.10	16,758

EQ/LARGE CAP VALUE INDEX+	0.00%	IB	$145.80	56,848
EQ/LARGE CAP VALUE INDEX	0.00%	IB	$203.04	52,819

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$44.23	1,460
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IB	$357.37	28,728

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$138.95	109,628

EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$51.40	3,250
EQ/LOOMIS SAYLES GROWTH+	0.00%	IB	$176.04	22,640
EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$694.98	25,517

EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$33.62	183,411
EQ/MFS INTERNATIONAL GROWTH+	0.00%	IB	$137.98	61,148
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$350.83	65,917

EQ/MFS INTERNATIONAL INTRINSIC VALUE+	0.00%	IB	$131.37	65,697
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	IB	$295.43	107,030

EQ/MFS MID CAP FOCUSED GROWTH+	0.00%	IB	$155.13	38,686

The accompanying notes are an integral part of these financial statements.

FSA-31

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding
EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$435.49	38,600

EQ/MFS TECHNOLOGY+	0.00%	IB	$109.32	35,094
EQ/MFS TECHNOLOGY	0.00%	IB	$149.23	127,009

EQ/MFS UTILITIES SERIES+	0.00%	IB	$107.96	5,587
EQ/MFS UTILITIES SERIES	0.00%	K	$81.06	637

EQ/MID CAP INDEX+	0.00%	IB	$155.56	72,553
EQ/MID CAP INDEX	0.00%	IB	$452.31	43,714

EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$39.81	10,443
EQ/MID CAP VALUE MANAGED VOLATILITY+	0.00%	IB	$144.41	10,105
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$568.08	11,610

EQ/MODERATE ALLOCATION	0.00%	IA	$18.28	462
EQ/MODERATE ALLOCATION+	0.00%	IB	$123.52	144,917
EQ/MODERATE ALLOCATION	0.00%	IB	$256.49	174,035

EQ/MODERATE GROWTH STRATEGY	0.00%	IB	$236.32	593,357

EQ/MODERATE-PLUS ALLOCATION	0.00%	IA	$21.12	1,741
EQ/MODERATE-PLUS ALLOCATION+	0.00%	IB	$135.16	242,931
EQ/MODERATE-PLUS ALLOCATION	0.00%	IB	$321.54	333,019

EQ/MONEY MARKET	0.00%	IA	$12.50	19,929
EQ/MONEY MARKET+	0.00%	IB	$108.31	161,681
EQ/MONEY MARKET	0.00%	IB	$143.88	77,663

EQ/MORGAN STANLEY SMALL CAP GROWTH	0.00%	IB	$13.00	3,292
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.00%	IB	$138.33	45,372
EQ/MORGAN STANLEY SMALL CAP GROWTH+	0.00%	IB	$160.89	34,844

EQ/PIMCO GLOBAL REAL RETURN+	0.00%	IB	$101.86	9,454

EQ/PIMCO REAL RETURN+	0.00%	IB	$111.25	29,310
EQ/PIMCO REAL RETURN	0.00%	IB	$143.73	55,603

EQ/PIMCO TOTAL RETURN ESG+	0.00%	IB	$101.49	53,483
EQ/PIMCO TOTAL RETURN ESG	0.00%	IB	$137.29	126,494

EQ/PIMCO ULTRA SHORT BOND	0.00%	IA	$15.85	287,341
EQ/PIMCO ULTRA SHORT BOND+	0.00%	IB	$107.99	17,326
EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$134.65	41,894

EQ/QUALITY BOND PLUS	0.00%	IA	$11.91	889
EQ/QUALITY BOND PLUS	0.00%	IB	$178.04	18,811

EQ/SMALL COMPANY INDEX	0.00%	IA	$29.75	58,478
EQ/SMALL COMPANY INDEX+	0.00%	IB	$144.80	64,980
EQ/SMALL COMPANY INDEX	0.00%	IB	$537.10	30,176

EQ/T. ROWE PRICE HEALTH SCIENCES+	0.00%	IB	$145.10	35,702

EQ/VALUE EQUITY+	0.00%	IB	$144.85	24,842
EQ/VALUE EQUITY	0.00%	IB	$765.67	29,626

EQ/WELLINGTON ENERGY	0.00%	IB	$87.52	52,278

EQUITABLE CONSERVATIVE GROWTH MF/ETF+	0.00%	IB	$129.33	5,792
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.00%	IB	$167.20	56,530

FIDELITY® VIP ASSET MANAGER PORTFOLIO	0.00%	INITIAL CLASS	$31.01	133

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO+	0.00%	SERVICE CLASS 2	$102.01	7,147

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	INITIAL CLASS	$47.90	3,809

The accompanying notes are an integral part of these financial statements.

FSA-32

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding
FIDELITY® VIP GROWTH & INCOME PORTFOLIO+	0.00%	SERVICE CLASS 2	$176.49	19,189
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$433.05	11,150

FIDELITY® VIP MID CAP PORTFOLIO+	0.00%	SERVICE CLASS 2	$157.20	22,511
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$334.96	29,481

FIDELITY® VIP VALUE PORTFOLIO+	0.00%	SERVICE CLASS 2	$118.84	7,529

FRANKLIN INCOME VIP FUND	0.00%	CLASS 2	$23.01	13,752

FRANKLIN SMALL CAP VALUE VIP FUND+	0.00%	CLASS 2	$156.00	18,566
FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$327.44	12,199

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES I	$21.44	246
INVESCO V.I. DIVERSIFIED DIVIDEND FUND+	0.00%	SERIES II	$109.80	4,052

INVESCO V.I. GLOBAL CORE EQUITY FUND	0.00%	SERIES I	$26.14	30

INVESCO V.I. HEALTH CARE FUND	0.00%	SERIES I	$49.06	1,045

INVESCO V.I. MAIN STREET MID CAP FUND	0.00%	SERIES II	$261.07	5,776

INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES II	$310.66	6,015

INVESCO V.I. TECHNOLOGY FUND	0.00%	SERIES I	$61.91	1,008

JANUS HENDERSON BALANCED PORTFOLIO+	0.00%	SERVICE SHARES	$106.81	31,363

JANUS HENDERSON ENTERPRISE PORTFOLIO	0.00%	INSTITUTIONAL SHARES	$41.91	90,722

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	0.00%	INSTITUTIONAL SHARES	$27.84	410

JANUS HENDERSON MID CAP VALUE PORTFOLIO	0.00%	SERVICE SHARES	$46.69	71,860

JANUS HENDERSON OVERSEAS PORTFOLIO	0.00%	INSTITUTIONAL SHARES	$31.75	3,807

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO+	0.00%	VC SHARES	$107.88	27,405

MFS® INVESTORS TRUST SERIES	0.00%	SERVICE CLASS	$406.89	2,425

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.00%	SERVICE CLASS	$519.43	8,152

MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	0.00%	CLASS I	$33.24	2,143

MULTIMANAGER AGGRESSIVE EQUITY+	0.00%	IB	$178.35	16,765
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IB	$415.66	24,696

MULTIMANAGER CORE BOND	0.00%	IA	$15.00	632,766
MULTIMANAGER CORE BOND	0.00%	IB	$189.57	28,033

MULTIMANAGER TECHNOLOGY+	0.00%	IB	$196.25	76,469
MULTIMANAGER TECHNOLOGY	0.00%	IB	$1,408.01	21,457

PIMCO COMMODITY REAL RETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$93.89	37,149

PIMCO COMMODITY REAL RETURN® STRATEGY PORTFOLIO+	0.00%	ADVISOR CLASS	$144.72	9,628

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO+	0.00%	CLASS II	$153.76	6,067

T. ROWE PRICE EQUITY INCOME PORTFOLIO+	0.00%	CLASS II	$150.14	12,532
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$318.91	12,738

The accompanying notes are an integral part of these financial statements.

FSA-33

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO+	0.00%	CLASS II	$126.40	1,194

TARGET 2025 ALLOCATION	0.00%	IB	$156.64	6,021

TARGET 2035 ALLOCATION	0.00%	IB	$171.50	13,303

TARGET 2045 ALLOCATION	0.00%	IB	$181.18	13,287

TARGET 2055 ALLOCATION	0.00%	IB	$194.22	24,387

TEMPLETON DEVELOPING MARKETS VIP FUND+	0.00%	CLASS 2	$113.93	13,872
TEMPLETON DEVELOPING MARKETS VIP FUND+	0.00%	CLASS 2	$134.81	25,329

TEMPLETON GLOBAL BOND VIP FUND+	0.00%	CLASS 2	$89.62	23,919
TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$114.07	96,562

VANECK VIP EMERGING MARKETS BOND FUND	0.00%	INITIAL CLASS	$25.86	1,208

VANECK VIP EMERGING MARKETS FUND	0.00%	INITIAL CLASS	$28.90	82

VANECK VIP GLOBAL RESOURCES FUND	0.00%	CLASS S	$97.79	35,461
VANECK VIP GLOBAL RESOURCES FUND+	0.00%	CLASS S	$102.27	3,637
VANECK VIP GLOBAL RESOURCES FUND	0.00%	INITIAL CLASS	$45.26	23,585

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality and expense risk related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of the financial statements.
+	The Variable Investment Option is subject to an Investment Expense Reduction (See Note 6).

FSA-34

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT MULTI- ALTERNATIVE STRATEGIES*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$61,425	$129,747	$123,028	$61,816	$406,844	$2,426

Expenses:

Net Investment Income (Loss)	61,425	129,747	123,028	61,816	406,844	2,426

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(102,142)	(48,749)	(11,496)	(13,077)	1,035,827	(7,231)
Net realized gain distribution from the Portfolios	—	—	363,364	99,221	4,570,454	1,705

Net realized gain (loss)	(102,142)	(48,749)	351,868	86,144	5,606,281	(5,526)

Net change in unrealized appreciation (depreciation) of investments	337,868	96,161	(183,275)	147,810	6,157,902	8,456

Net Realized and Unrealized Gain (Loss) on Investments	235,726	47,412	168,593	233,954	11,764,183	2,930

Net Increase (Decrease) in Net Assets Resulting from Operations	$297,151	$177,159	$291,621	$295,770	$12,171,027	$5,356

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-35

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS DISCOVERY VALUE PORTFOLIO**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$78,314	$20,433	$45,981	$67,539	$20,555	$674

Expenses:

Net Investment Income (Loss)	78,314	20,433	45,981	67,539	20,555	674

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	104,580	(32,686)	29,195	78,145	24,537	(501)
Net realized gain distribution from the Portfolios	—	—	338,141	58,738	61,740	7,087

Net realized gain (loss)	104,580	(32,686)	367,336	136,883	86,277	6,586

Net change in unrealized appreciation (depreciation) of investments	(158,526)	88,149	(183,262)	511,671	497,289	8,339

Net Realized and Unrealized Gain (Loss) on Investments	(53,946)	55,463	184,074	648,554	583,566	14,925

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,368	$75,896	$230,055	$716,093	$604,121	$15,599

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable America.

FSA-36

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	AB VPS RELATIVE VALUE PORTFOLIO**	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,436	$28	$37,121	$2,001	$111,693	$29,919

Expenses:

Net Investment Income (Loss)	3,436	28	37,121	2,001	111,693	29,919

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,515)	(144)	(92,222)	(288,984)	(34,106)	(20,469)
Net realized gain distribution from the Portfolios	21,702	6,101	58,799	91,872	—	—

Net realized gain (loss)	20,187	5,957	(33,423)	(197,112)	(34,106)	(20,469)

Net change in unrealized appreciation (depreciation) of investments	2,268	8,936	211,216	1,279,641	1,161,556	107,339

Net Realized and Unrealized Gain (Loss) on Investments	22,455	14,893	177,793	1,082,529	1,127,450	86,870

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,891	$14,921	$214,914	$1,084,530	$1,239,143	$116,789

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable America.

FSA-37

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	BNY MELLON STOCK INDEX FUND, INC.	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE IVY VIP HIGH INCOME	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$373,224	$50	$1,127,534	$17,663	$69,428	$27,402

Expenses:

Net Investment Income (Loss)	373,224	50	1,127,534	17,663	69,428	27,402

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	853,261	(9,738)	(288,623)	4,878	89,706	(19,330)
Net realized gain distribution from the Portfolios	984,670	1,431	—	40,819	361,254	20,550

Net realized gain (loss)	1,837,931	(8,307)	(288,623)	45,697	450,960	1,220

Net change in unrealized appreciation (depreciation) of investments	4,026,119	40,655	1,210,214	153,975	860,603	292,485

Net Realized and Unrealized Gain (Loss) on Investments	5,864,050	32,348	921,591	199,672	1,311,563	293,705

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,237,274	$32,398	$2,049,125	$217,335	$1,380,991	$321,107

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-38

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/AB SMALL CAP GROWTH*	EQ/AB SUSTAINABLE U.S. THEMATIC*(	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$67,500	$94	$628,759	$340,998	$436,156	$634,202

Expenses:

Net Investment Income (Loss)	67,500	94	628,759	340,998	436,156	634,202

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(436,281)	102	(263,713)	(267,349)	82,340	182,363
Net realized gain distribution from the Portfolios	42,607	—	1,346,510	297,289	963,537	388,683

Net realized gain (loss)	(393,674)	102	1,082,797	29,940	1,045,877	571,046

Net change in unrealized appreciation (depreciation) of investments	4,112,383	3,008	5,762,558	1,880,393	44,698	3,946,421

Net Realized and Unrealized Gain (Loss) on Investments	3,718,709	3,110	6,845,355	1,910,333	1,090,575	4,517,467

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,786,209	$3,204	$7,474,114	$2,251,331	$1,526,731	$5,151,669

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-39

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$27,806	$—	$1,477,813	$94,069	$169,179	$42,604

Expenses:

Net Investment Income (Loss)	27,806	—	1,477,813	94,069	169,179	42,604

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	29,253	104,489	1,185,914	(132,305)	(36,051)	(30,431)
Net realized gain distribution from the Portfolios	401,011	490,328	5,498,265	33,176	141,419	4,822

Net realized gain (loss)	430,264	594,817	6,684,179	(99,129)	105,368	(25,609)

Net change in unrealized appreciation (depreciation) of investments	1,200,474	4,557,536	19,391,159	318,893	867,333	186,033

Net Realized and Unrealized Gain (Loss) on Investments	1,630,738	5,152,353	26,075,338	219,764	972,701	160,424

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,658,544	$5,152,353	$27,553,151	$313,833	$1,141,880	$203,028

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-40

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$171,495	$456,811	$441,945	$37,638	$2,380,104	$80,628

Expenses:

Net Investment Income (Loss)	171,495	456,811	441,945	37,638	2,380,104	80,628

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(299,704)	(452,603)	(364,319)	(6,100)	4,048,301	518,618
Net realized gain distribution from the Portfolios	184,990	—	—	—	1,893,467	403,352

Net realized gain (loss)	(114,714)	(452,603)	(364,319)	(6,100)	5,941,768	921,970

Net change in unrealized appreciation (depreciation) of investments	804,154	877,589	765,955	94,861	36,913,435	3,504,527

Net Realized and Unrealized Gain (Loss) on Investments	689,440	424,986	401,636	88,761	42,855,203	4,426,497

Net Increase (Decrease) in Net Assets Resulting from Operations	$860,935	$881,797	$843,581	$126,399	$45,235,307	$4,507,125

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-41

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/FRANKLIN RISING DIVIDENDS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$248,698	$89,829	$56,181	$1,028,268	$150,330	$103,015

Expenses:

Net Investment Income (Loss)	248,698	89,829	56,181	1,028,268	150,330	103,015

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	453,009	162,550	(14,068)	466,557	(112,672)	65,725
Net realized gain distribution from the Portfolios	85,323	422,377	291,481	1,650,777	—	46,539

Net realized gain (loss)	538,332	584,927	277,413	2,117,334	(112,672)	112,264

Net change in unrealized appreciation (depreciation) of investments	1,703,406	1,278,639	483,941	7,929,521	161,493	706,184

Net Realized and Unrealized Gain (Loss) on Investments	2,241,738	1,863,566	761,354	10,046,855	48,821	818,448

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,490,436	$1,953,395	$817,535	$11,075,123	$199,151	$921,463

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-42

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$939,966	$42,253	$129,044	$110,440	$7	$231,452

Expenses:

Net Investment Income (Loss)	939,966	42,253	129,044	110,440	7	231,452

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	347,771	2,449	66,357	222,848	(23,655)	(6,384)
Net realized gain distribution from the Portfolios	—	—	—	539,505	16,851	292,888

Net realized gain (loss)	347,771	2,449	66,357	762,353	(6,804)	286,504

Net change in unrealized appreciation (depreciation) of investments	3,837,391	242,201	787,001	(90,702)	499,114	502,144

Net Realized and Unrealized Gain (Loss) on Investments	4,185,162	244,650	853,358	671,651	492,310	788,648

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,125,128	$286,903	$982,402	$782,091	$492,317	$1,020,100

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-43

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$6,009	$—	$452,725	$93,003	$74,603	$65,425

Expenses:

Net Investment Income (Loss)	6,009	—	452,725	93,003	74,603	65,425

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	26,877	599,762	(38,121)	5,779	465,936	325,319
Net realized gain distribution from the Portfolios	1,274,322	7,301,748	1,524,905	440,177	1,268,965	1,427,226

Net realized gain (loss)	1,301,199	7,901,510	1,486,784	445,956	1,734,901	1,752,545

Net change in unrealized appreciation (depreciation) of investments	1,441,620	8,603,481	1,257,147	594,084	7,860,299	3,121,904

Net Realized and Unrealized Gain (Loss) on Investments	2,742,819	16,504,991	2,743,931	1,040,040	9,595,200	4,874,449

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,748,828	$16,504,991	$3,196,656	$1,133,043	$9,669,803	$4,939,874

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust,an affiliates of Equitable America.

FSA-44

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$287,770	$159,945	$557,945	$—	$447,922	$483,950

Expenses:

Net Investment Income (Loss)	287,770	159,945	557,945	—	447,922	483,950

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	73,694	189,763	(60,980)	140,471	(156,455)	265,451
Net realized gain distribution from the Portfolios	525,104	538,362	13,023	872,022	1,318,166	659,243

Net realized gain (loss)	598,798	728,125	(47,957)	1,012,493	1,161,711	924,694

Net change in unrealized appreciation (depreciation) of investments	866,601	400,340	2,238,868	5,521,674	2,867,168	4,344,189

Net Realized and Unrealized Gain (Loss) on Investments	1,465,399	1,128,465	2,190,911	6,534,167	4,028,879	5,268,883

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,753,169	$1,288,410	$2,748,856	$6,534,167	$4,476,801	$5,752,833

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-45

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$—	$13,710	$294,827	$117,197	$1,164,024

Expenses:

Net Investment Income (Loss)	—	—	13,710	294,827	117,197	1,164,024

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	185,696	275,901	(691)	288,068	155,730	(680,983)
Net realized gain distribution from the Portfolios	227,669	—	12,080	1,150,346	393,892	1,291,389

Net realized gain (loss)	413,365	275,901	11,389	1,438,414	549,622	610,406

Net change in unrealized appreciation (depreciation) of investments	3,589,196	7,205,982	(32,054)	2,278,041	328,974	4,899,398

Net Realized and Unrealized Gain (Loss) on Investments	4,002,561	7,481,883	(20,665)	3,716,455	878,596	5,509,804

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,002,561	$7,481,883	$(6,955)	$4,011,282	$995,793	$6,673,828

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-46

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,943,474	$2,178,903	$1,112,565	$165	$12,830	$133,297

Expenses:

Net Investment Income (Loss)	1,943,474	2,178,903	1,112,565	165	12,830	133,297

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	582,640	(2,086,749)	(1,086)	(1,172,695)	(46,626)	(107,515)
Net realized gain distribution from the Portfolios	3,269,005	3,863,522	—	—	4,825	153,950

Net realized gain (loss)	3,851,645	1,776,773	(1,086)	(1,172,695)	(41,801)	46,435

Net change in unrealized appreciation (depreciation) of investments	12,355,804	14,406,377	1,084	3,962,028	66,536	196,656

Net Realized and Unrealized Gain (Loss) on Investments	16,207,449	16,183,150	(2)	2,789,333	24,735	243,091

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,150,923	$18,362,053	$1,112,563	$2,789,498	$37,565	$376,388

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-47

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/VALUE EQUITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$589,886	$473,188	$70,712	$286,859	$—	$280,037

Expenses:

Net Investment Income (Loss)	589,886	473,188	70,712	286,859	—	280,037

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(278,742)	32,831	(50,771)	(123,443)	(62,698)	108,191
Net realized gain distribution from the Portfolios	—	—	—	828,317	121,248	42,326

Net realized gain (loss)	(278,742)	32,831	(50,771)	704,874	58,550	150,517

Net change in unrealized appreciation (depreciation) of investments	891,061	178,156	113,702	2,753,455	165,958	3,855,862

Net Realized and Unrealized Gain (Loss) on Investments	612,319	210,987	62,931	3,458,329	224,508	4,006,379

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,202,205	$684,175	$133,643	$3,745,188	$224,508	$4,286,416

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliates of Equitable America.

FSA-48

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	FIDELITY® VIP ASSET MANAGER PORTFOLIO	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$147,417	$258,701	$93	$11,745	$115,013	$48,738

Expenses:

Net Investment Income (Loss)	147,417	258,701	93	11,745	115,013	48,738

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	287,192	5,653	6	(6,817)	142,653	(18,985)
Net realized gain distribution from the Portfolios	—	—	40	—	296,987	360,351

Net realized gain (loss)	287,192	5,653	46	(6,817)	439,640	341,366

Net change in unrealized appreciation (depreciation) of investments	(162,652)	662,473	334	80,938	642,817	1,305,419

Net Realized and Unrealized Gain (Loss) on Investments	124,540	668,126	380	74,121	1,082,457	1,646,785

Net Increase (Decrease) in Net Assets Resulting from Operations	$271,957	$926,827	$473	$85,866	$1,197,470	$1,695,523

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliates of Equitable America.

FSA-49

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	FIDELITY® VIP VALUE PORTFOLIO	FRANKLIN INCOME VIP FUND	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. GLOBAL CORE EQUITY FUND	INVESCO V.I. HEALTH CARE FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$8,780	$15,574	$28,792	$7,475	$5	$—

Expenses:

Net Investment Income (Loss)	8,780	15,574	28,792	7,475	5	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(4,477)	2,042	(99,881)	(4,837)	32	(830)
Net realized gain distribution from the Portfolios	29,728	18,881	312,133	35,443	1	—

Net realized gain (loss)	25,251	20,923	212,252	30,606	33	(830)

Net change in unrealized appreciation (depreciation) of investments	88,873	(10,541)	509,595	(2,140)	135	1,968

Net Realized and Unrealized Gain (Loss) on Investments	114,124	10,382	721,847	28,466	168	1,138

Net Increase (Decrease) in Net Assets Resulting from Operations	$122,904	$25,956	$750,639	$35,941	$173	$1,138

The accompanying notes are an integral part of these financial statements.

FSA-50

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON ENTERPRISE PORTFOLIO	JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$556	$—	$—	$47,158	$5,575	$250

Expenses:

Net Investment Income (Loss)	556	—	—	47,158	5,575	250

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(20,121)	(14,670)	(701)	(51,403)	6,540	36
Net realized gain distribution from the Portfolios	—	34,825	—	—	268,429	751

Net realized gain (loss)	(20,121)	20,155	(701)	(51,403)	274,969	787

Net change in unrealized appreciation (depreciation) of investments	205,150	246,389	21,014	322,550	321,486	5,283

Net Realized and Unrealized Gain (Loss) on Investments	185,029	266,544	20,313	271,147	596,455	6,070

Net Increase (Decrease) in Net Assets Resulting from Operations	$185,585	$266,544	$20,313	$318,305	$602,030	$6,320

The accompanying notes are an integral part of these financial statements.

FSA-51

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	JANUS HENDERSON MID CAP VALUE PORTFOLIO	JANUS HENDERSON OVERSEAS PORTFOLIO	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$29,423	$2,338	$147,777	$4,214	$1,796	$5,675

Expenses:

Net Investment Income (Loss)	29,423	2,338	147,777	4,214	1,796	5,675

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	67,763	50,949	(34,416)	15,771	(5,801)	(13,353)
Net realized gain distribution from the Portfolios	88,356	—	—	51,348	194,122	—

Net realized gain (loss)	156,119	50,949	(34,416)	67,119	188,321	(13,353)

Net change in unrealized appreciation (depreciation) of investments	151,097	(33,824)	43,985	85,271	574,831	15,611

Net Realized and Unrealized Gain (Loss) on Investments	307,216	17,125	9,569	152,390	763,152	2,258

Net Increase (Decrease) in Net Assets Resulting from Operations	$336,639	$19,463	$157,346	$156,604	$764,948	$7,933

The accompanying notes are an integral part of these financial statements.

FSA-52

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$46,057	$407,273	$—	$834,484	$—	$101,800

Expenses:

Net Investment Income (Loss)	46,057	407,273	—	834,484	—	101,800

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(53,912)	(211,779)	89,420	(307,098)	26,530	8,916
Net realized gain distribution from the Portfolios	276,711	—	2,024,440	—	—	243,190

Net realized gain (loss)	222,799	(211,779)	2,113,860	(307,098)	26,530	252,106

Net change in unrealized appreciation (depreciation) of investments	3,319,371	488,331	12,090,186	(955,738)	91,065	146,594

Net Realized and Unrealized Gain (Loss) on Investments	3,542,170	276,552	14,204,046	(1,262,836)	117,595	398,700

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,588,227	$683,825	$14,204,046	$(428,352)	$117,595	$500,500

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-53

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$17,979	$36,384	$35,040	$62,337	$94,188

Expenses:

Net Investment Income (Loss)	—	17,979	36,384	35,040	62,337	94,188

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	159	(10,812)	9,423	51,030	17,784	(89,805)
Net realized gain distribution from the Portfolios	9,038	28,546	34,592	39,471	43,558	3,417

Net realized gain (loss)	9,197	17,734	44,015	90,501	61,342	(86,388)

Net change in unrealized appreciation (depreciation) of investments	5,502	67,719	236,063	246,655	598,382	536,871

Net Realized and Unrealized Gain (Loss) on Investments	14,699	85,453	280,078	337,156	659,724	450,483

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,699	$103,432	$316,462	$372,196	$722,061	$544,671

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-54

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP EMERGING MARKETS BOND FUND	VANECK VIP EMERGING MARKETS FUND	VANECK VIP GLOBAL RESOURCES FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$1,247	$90	$129,099

Expenses:

Net Investment Income (Loss)	—	1,247	90	129,099

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(224,863)	(965)	(3,460)	392,338
Net realized gain distribution from the Portfolios	—	—	—	—

Net realized gain (loss)	(224,863)	(965)	(3,460)	392,338

Net change in unrealized appreciation (depreciation) of investments	615,104	3,411	4,475	(710,086)

Net Realized and Unrealized Gain (Loss) on Investments	390,241	2,446	1,015	(317,748)

Net Increase (Decrease) in Net Assets Resulting from Operations	$390,241	$3,693	$1,105	$(188,649)

The accompanying notes are an integral part of these financial statements.

FSA-55

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*		1290 VT EQUITY INCOME*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$61,425	$23,704	$129,747	$73,470	$123,028	$108,662
Net realized gain (loss)	(102,142)	(99,235)	(48,749)	(21,761)	351,868	368,444
Net change in unrealized appreciation (depreciation) of investments	337,868	(346,800)	96,161	(340,124)	(183,275)	(267,299)

Net increase (decrease) in net assets resulting from operations	297,151	(422,331)	177,159	(288,415)	291,621	209,807

From Contractowners Transactions:
Payments received from contractowners	519,112	506,791	882,676	909,948	680,268	516,245
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	13,275	224,933	67,751	32,000	(465,676)	(2,271,145)
Redemptions for contract benefits and terminations	(7,487)	(15,661)	(37,261)	(7,304)	(120,932)	(75,341)
Contract maintenance charges	(225,115)	(189,394)	(205,729)	(170,140)	(360,473)	(352,213)

Net increase (decrease) in net assets resulting from contractowners transactions	299,785	526,669	707,437	764,504	(266,813)	(2,182,454)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1,475	1,277	8,270	1,706	321	257

Net Increase (Decrease) in Net Assets	598,411	105,615	892,866	477,795	25,129	(1,972,390)
Net Assets — Beginning of Year or Period	2,051,334	1,945,719	2,273,647	1,795,852	6,125,315	8,097,705

Net Assets — End of Year or Period	$2,649,745	$2,051,334	$3,166,513	$2,273,647	$6,150,444	$6,125,315

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliates of Equitable America

FSA-56

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT MULTI- ALTERNATIVE STRATEGIES*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$61,816	$9,989	$406,844	$312,715	$2,426	$1,913
Net realized gain (loss)	86,144	65,966	5,606,281	3,354,426	(5,526)	2,222
Net change in unrealized appreciation (depreciation) of investments	147,810	(274,644)	6,157,902	(10,286,995)	8,456	(12,366)

Net increase (decrease) in net assets resulting from operations	295,770	(198,689)	12,171,027	(6,619,854)	5,356	(8,231)

From Contractowners Transactions:
Payments received from contractowners	572,434	557,993	8,176,926	8,650,072	50,175	73,591
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(78,849)	(322,992)	(2,798,489)	(2,088,111)	(25,848)	1,483
Redemptions for contract benefits and terminations	(40,217)	(58,742)	(1,467,468)	(909,466)	(848)	(2,456)
Contract maintenance charges	(239,982)	(226,173)	(3,434,771)	(3,200,129)	(8,299)	(4,067)

Net increase (decrease) in net assets resulting from contractowners transactions	213,386	(49,914)	476,198	2,452,366	15,180	68,551

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	967	274	7,042	11	187	99

Net Increase (Decrease) in Net Assets	510,123	(248,329)	12,654,267	(4,167,477)	20,723	60,419
Net Assets — Beginning of Year or Period	2,963,386	3,211,715	57,492,144	61,659,621	97,332	36,913

Net Assets — End of Year or Period	$3,473,509	$2,963,386	$70,146,411	$57,492,144	$118,055	$97,332

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-57

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT NATURAL RESOURCES*		1290 VT REAL ESTATE*		1290 VT SMALL CAP VALUE*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$78,314	$65,632	$20,433	$726	$45,981	$13,686
Net realized gain (loss)	104,580	117,705	(32,686)	(28,815)	367,336	339,747
Net change in unrealized appreciation (depreciation) of investments	(158,526)	109,163	88,149	(36,185)	(183,262)	(327,724)

Net increase (decrease) in net assets resulting from operations	24,368	292,500	75,896	(64,274)	230,055	25,709

From Contractowners Transactions:
Payments received from contractowners	969,180	923,529	382,817	350,208	985,798	964,155
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(538,475)	311,516	15,309	118,091	(40,447)	(45,990)
Redemptions for contract benefits and terminations	(4,789)	(818)	(5,788)	(7,647)	(55,710)	(25,011)
Contract maintenance charges	(278,516)	(208,853)	(60,053)	(36,983)	(283,008)	(229,491)

Net increase (decrease) in net assets resulting from contractowners transactions	147,400	1,025,374	332,285	423,669	606,633	663,663

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	2,954	6,392	861	350	4,826	2,323

Net Increase (Decrease) in Net Assets	174,722	1,324,266	409,042	359,745	841,514	691,695
Net Assets — Beginning of Year or Period	2,081,350	757,084	418,091	58,346	3,322,140	2,630,445

Net Assets — End of Year or Period	$2,256,072	$2,081,350	$827,133	$418,091	$4,163,654	$3,322,140

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-58

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT SMARTBETA EQUITY ESG*		1290 VT SOCIALLY RESPONSIBLE*		AB VPS DISCOVERY VALUE PORTFOLIO**(a)
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$67,539	$47,049	$20,555	$13,997	$674	$2
Net realized gain (loss)	136,883	61,723	86,277	73,094	6,586	(30)
Net change in unrealized appreciation (depreciation) of investments	511,671	(477,797)	497,289	(590,192)	8,339	(319)

Net increase (decrease) in net assets resulting from operations	716,093	(369,025)	604,121	(503,101)	15,599	(347)

From Contractowners Transactions:
Payments received from contractowners	1,298,029	1,065,069	654,331	752,713	98,724	20,618
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	136,245	1,305,354	(4,130)	(105,420)	(747)	14,010
Redemptions for contract benefits and terminations	(189,614)	(38,379)	(8,838)	(11,723)	(18)	—
Contract maintenance charges	(318,393)	(215,223)	(227,871)	(204,469)	(14,841)	(1,177)

Net increase (decrease) in net assets resulting from contractowners transactions	926,267	2,116,821	413,492	431,101	83,118	33,451

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1,423	6,476	2,645	1,163	232	9

Net Increase (Decrease) in Net Assets	1,643,783	1,754,272	1,020,258	(70,837)	98,949	33,113
Net Assets — Beginning of Year or Period	3,867,962	2,113,690	2,030,434	2,101,271	33,113	—

Net Assets — End of Year or Period	$5,511,745	$3,867,962	$3,050,692	$2,030,434	$132,062	$33,113

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
**	Denotes Variable Investment Options that invest in shares of Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable America.
(a)	Units were made available on May 23,2022.

FSA-59

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	AB VPS RELATIVE VALUE PORTFOLIO**(a)		AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**(a)		AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,436	$161	$28	$—	$37,121	$15,264
Net realized gain (loss)	20,187	2,275	5,957	326	(33,423)	43,634
Net change in unrealized appreciation (depreciation) of investments	2,268	215	8,936	(35)	211,216	(119,560)

Net increase (decrease) in net assets resulting from operations	25,891	2,651	14,921	291	214,914	(60,662)

From Contractowners Transactions:
Payments received from contractowners	183,164	108,620	104,808	29,610	1,463,316	900,653
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(10,201)	6,715	7,824	9,649	(249,648)	45,967
Redemptions for contract benefits and terminations	—	—	—	—	(14,379)	(170)
Contract maintenance charges	(22,375)	(2,735)	(14,915)	(2,195)	(315,133)	(168,040)

Net increase (decrease) in net assets resulting from contractowners transactions	150,588	112,600	97,717	37,064	884,156	778,410

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	344	35	629	21	2,460	899

Net Increase (Decrease) in Net Assets	176,823	115,286	113,267	37,376	1,101,530	718,647
Net Assets — Beginning of Year or Period	115,286	—	37,376	—	973,296	254,649

Net Assets — End of Year or Period	$292,109	$115,286	$150,643	$37,376	$2,074,826	$973,296

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable America.
(a)	Units were made available on May 23,2022.

FSA-60

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND		AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®		BLACKROCK GLOBAL ALLOCATION V.I. FUND
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,001	$—	$111,693	$81,970	$29,919	$—
Net realized gain (loss)	(197,112)	1,637,015	(34,106)	629,186	(20,469)	(15,340)
Net change in unrealized appreciation (depreciation) of investments	1,279,641	(3,763,671)	1,161,556	(2,483,097)	107,339	(45,685)

Net increase (decrease) in net assets resulting from operations	1,084,530	(2,126,656)	1,239,143	(1,771,941)	116,789	(61,025)

From Contractowners Transactions:
Payments received from contractowners	1,761,436	2,125,981	2,040,458	2,227,794	697,470	593,950
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	47,274	150,342	(240,878)	(27,792)	(8,537)	(1,330)
Redemptions for contract benefits and terminations	(72,237)	(191,052)	(90,789)	(58,237)	(6,441)	(45)
Contract maintenance charges	(471,026)	(437,081)	(659,655)	(567,608)	(190,836)	(109,153)

Net increase (decrease) in net assets resulting from contractowners transactions	1,265,447	1,648,190	1,049,136	1,574,157	491,656	483,422

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	4,986	4,269	9,303	5,767	3,243	852

Net Increase (Decrease) in Net Assets	2,354,963	(474,197)	2,297,582	(192,017)	611,688	423,249
Net Assets — Beginning of Year or Period	6,157,015	6,631,212	7,388,207	7,580,224	628,381	205,132

Net Assets — End of Year or Period	$8,511,978	$6,157,015	$9,685,789	$7,388,207	$1,240,069	$628,381

The accompanying notes are an integral part of these financial statements.

FSA-61

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	BNY MELLON STOCK INDEX FUND, INC.		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		DELAWARE IVY VIP HIGH INCOME
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$373,224	$343,857	$50	$153	$1,127,534	$992,059
Net realized gain (loss)	1,837,931	3,828,253	(8,307)	3,865	(288,623)	(167,998)
Net change in unrealized appreciation (depreciation) of investments	4,026,119	(9,685,375)	40,655	(25,743)	1,210,214	(2,630,006)

Net increase (decrease) in net assets resulting from operations	6,237,274	(5,513,265)	32,398	(21,725)	2,049,125	(1,805,945)

From Contractowners Transactions:
Payments received from contractowners	1,281,659	871,234	158,565	210,496	3,881,887	3,883,177
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(292,231)	(2,386,842)	11,614	(30,903)	401,939	(631,261)
Redemptions for contract benefits and terminations	(716,824)	(1,204,908)	(13,194)	—	(267,773)	(122,615)
Contract maintenance charges	(1,064,934)	(960,155)	(36,665)	(19,544)	(1,426,393)	(1,273,948)

Net increase (decrease) in net assets resulting from contractowners transactions	(792,330)	(3,680,671)	120,320	160,049	2,589,660	1,855,353

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	(86,010)	—	668	261	7,690	4,497

Net Increase (Decrease) in Net Assets	5,358,934	(9,193,936)	153,386	138,585	4,646,475	53,905
Net Assets — Beginning of Year or Period	24,208,342	33,402,278	165,380	26,795	15,987,787	15,933,882

Net Assets — End of Year or Period	$29,567,276	$24,208,342	$318,766	$165,380	$20,634,262	$15,987,787

The accompanying notes are an integral part of these financial statements.

FSA-62

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/400 MANAGED VOLATILITY*		EQ/500 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$17,663	$11,030	$69,428	$49,618	$27,402	$16,673
Net realized gain (loss)	45,697	35,549	450,960	466,109	1,220	34,507
Net change in unrealized appreciation (depreciation) of investments	153,975	(302,213)	860,603	(1,942,902)	292,485	(618,181)

Net increase (decrease) in net assets resulting from operations	217,335	(255,634)	1,380,991	(1,427,175)	321,107	(567,001)

From Contractowners Transactions:
Payments received from contractowners	164,896	165,648	507,304	490,115	194,403	265,966
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(28,686)	(43,779)	(2,745)	(256,520)	(104,784)	(4,172)
Redemptions for contract benefits and terminations	(22,582)	(21,450)	(262,836)	(127,016)	(16,451)	(23,857)
Contract maintenance charges	(90,366)	(96,688)	(366,350)	(359,023)	(130,281)	(127,648)

Net increase (decrease) in net assets resulting from contractowners transactions	23,262	3,731	(124,627)	(252,444)	(57,113)	110,289

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1	—	35	172	1	—

Net Increase (Decrease) in Net Assets	240,598	$(251,903)	1,256,399	(1,679,447)	263,995	(456,712)
Net Assets — Beginning of Year or Period	1,377,948	$1,629,851	5,481,450	7,160,897	2,076,421	2,533,133

Net Assets — End of Year or Period	$1,618,546	$1,377,948	$6,737,849	$5,481,450	$2,340,416	$2,076,421

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-63

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/AB SMALL CAP GROWTH*(b)		EQ/AB SUSTAINABLE U.S. THEMATIC*(a)		EQ/AGGRESSIVE ALLOCATION*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$67,500	$32,815	$94	$11	$628,759	$373,654
Net realized gain (loss)	(393,674)	361,872	102	(9)	1,082,797	5,618,044
Net change in unrealized appreciation (depreciation) of investments	4,112,383	(6,175,411)	3,008	(122)	5,762,558	(14,627,067)

Net increase (decrease) in net assets resulting from operations	3,786,209	(5,780,724)	3,204	(120)	7,474,114	(8,635,369)

From Contractowners Transactions:
Payments received from contractowners	4,096,647	3,704,022	29,764	5,013	7,152,271	6,262,895
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	159,280	4,821,523	(873)	5	(1,308,863)	102,522
Redemptions for contract benefits and terminations	(529,727)	(320,489)	—	—	(1,751,626)	(1,787,132)
Contract maintenance charges	(1,514,565)	(1,089,233)	(2,913)	(279)	(2,827,373)	(2,481,643)

Net increase (decrease) in net assets resulting from contractowners transactions	2,211,635	7,115,823	25,978	4,739	1,264,409	2,096,642

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	8,248	4,282	621	—	30,322	14,449

Net Increase (Decrease) in Net Assets	6,006,092	1,339,381	29,803	4,619	8,768,845	(6,524,278)
Net Assets — Beginning of Year or Period	19,993,100	18,653,719	4,619	—	40,036,483	46,560,761

Net Assets — End of Year or Period	$25,999,192	$19,993,100	$34,422	$4,619	$48,805,328	$40,036,483

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on May 23, 2022.
(b)	EQ/AB small Cap Growth replaced Delaware IVY Small Cap Growth due to a substitution on November 11,2022.

FSA-64

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/ALL ASSET GROWTH ALLOCATION*		EQ/AMERICAN CENTURY MID CAP VALUE*		EQ/BALANCED STRATEGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$340,998	$206,383	$436,156	$672,023	$634,202	$390,808
Net realized gain (loss)	29,940	1,036,295	1,045,877	2,532,456	571,046	2,105,949
Net change in unrealized appreciation (depreciation) of investments	1,880,393	(3,639,750)	44,698	(3,531,697)	3,946,421	(9,874,867)

Net increase (decrease) in net assets resulting from operations	2,251,331	(2,397,072)	1,526,731	(327,218)	5,151,669	(7,378,110)

From Contractowners Transactions:
Payments received from contractowners	4,056,649	2,945,630	4,379,935	3,943,770	4,123,311	4,288,968
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(524,518)	(25,675)	(486,702)	(1,618,175)	(525,244)	(578,651)
Redemptions for contract benefits and terminations	(332,496)	(250,940)	(430,425)	(275,076)	(1,108,900)	(1,208,313)
Contract maintenance charges	(1,444,592)	(1,283,996)	(1,404,335)	(1,287,508)	(3,304,671)	(3,360,102)

Net increase (decrease) in net assets resulting from contractowners transactions	1,755,043	1,385,019	2,058,473	763,011	(815,504)	(858,098)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	4,369	2,010	7,926	6,075	9	(15)

Net Increase (Decrease) in Net Assets	4,010,743	(1,010,043)	3,593,130	441,868	4,336,174	(8,236,223)
Net Assets—Beginning of Year or Period	15,131,974	16,142,017	23,328,050	22,886,182	39,028,587	47,264,810

Net Assets—End of Year or Period	$19,142,717	$15,131,974	$26,921,180	$23,328,050	$43,364,761	$39,028,587

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliates of Equitable America.

FSA-65

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/CAPITAL GROUP RESEARCH*		EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*		EQ/COMMON STOCK INDEX*(c)
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$27,806	$12,816	$—	$—	$1,477,813	$859,954
Net realized gain (loss)	430,264	936,008	594,817	1,730,311	6,684,179	7,518,202
Net change in unrealized appreciation (depreciation) of investments	1,200,474	(2,602,728)	4,557,536	(6,763,441)	19,391,159	(30,557,121)

Net increase (decrease) in net assets resulting from operations	1,658,544	(1,653,904)	5,152,353	(5,033,130)	27,553,151	(22,178,965)

From Contractowners Transactions:
Payments received from contractowners	717,306	714,385	1,808,528	1,845,094	29,339,318	26,883,771
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(309,780)	(3,625)	(769,975)	39,170	(1,235,974)	(2,294,699)
Redemptions for contract benefits and terminations	(113,773)	(117,747)	(696,920)	(287,885)	(2,021,600)	(902,050)
Contract maintenance charges	(416,235)	(406,937)	(794,739)	(766,531)	(10,550,898)	(8,418,182)

Net increase (decrease) in net assets resulting from contractowners transactions	(122,482)	186,076	(453,106)	829,848	15,530,846	15,268,840

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	(2)	534	4,138	2,023	94,285	59,432

Net Increase (Decrease) in Net Assets	1,536,060	(1,467,294)	4,703,385	(4,201,259)	43,178,282	(6,850,693)
Net Assets — Beginning of Year or Period	7,220,276	8,687,570	11,306,272	15,507,531	101,896,715	108,747,408

Net Assets — End of Year or Period	$8,756,336	$7,220,276	$16,009,657	$11,306,272	$145,074,997	$101,896,715

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(c)	EQ/Common Stock Index replaced 1290 VT Low Volatility Global Equity due to a merger on November 11, 2022.

FSA-66

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$94,069	$61,849	$169,179	$99,785	$42,604	$27,164
Net realized gain (loss)	(99,129)	21,097	105,368	588,654	(25,609)	70,436
Net change in unrealized appreciation (depreciation) of investments	318,893	(708,337)	867,333	(2,387,787)	186,033	(468,019)

Net increase (decrease) in net assets resulting from operations	313,833	(625,391)	1,141,880	(1,699,348)	203,028	(370,419)

From Contractowners Transactions:
Payments received from contractowners	704,413	671,302	997,280	1,044,672	331,190	380,947
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(364,332)	135,287	422,150	(134,138)	(129,860)	(137,177)
Redemptions for contract benefits and terminations	(200,655)	(618,109)	(222,524)	(94,601)	(61,746)	(82,143)
Contract maintenance charges	(443,991)	(425,736)	(1,045,809)	(1,034,556)	(287,638)	(292,313)

Net increase (decrease) in net assets resulting from contractowners transactions	(304,565)	(237,256)	151,097	(218,623)	(148,054)	(130,686)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1,500	864	292	—	1	—

Net Increase (Decrease) in Net Assets	10,768	(861,783)	1,293,269	(1,917,971)	54,975	(501,105)
Net Assets — Beginning of Year or Period	4,055,340	4,917,123	9,835,346	11,753,317	2,561,388	3,062,493

Net Assets — End of Year or Period	$4,066,108	$4,055,340	$11,128,615	$9,835,346	$2,616,363	$2,561,388

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or affiliates of Equitable America.

FSA-67

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/CONSERVATIVE-PLUS ALLOCATION*		EQ/CORE BOND INDEX*		EQ/CORE PLUS BOND*(d)
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$171,495	$102,793	$456,811	$303,318	$441,945	$452,900
Net realized gain (loss)	(114,714)	450,992	(452,603)	(170,158)	(364,319)	(145,625)
Net change in unrealized appreciation (depreciation) of investments	804,154	(1,819,151)	877,589	(1,746,623)	765,955	(1,019,145)

Net increase (decrease) in net assets resulting from operations	860,935	(1,265,366)	881,797	(1,613,463)	843,581	(711,870)

From Contractowners Transactions:
Payments received from contractowners	1,622,830	1,387,843	5,562,626	4,378,518	3,192,111	1,030,976
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(174,961)	(471,433)	282,315	(1,767,108)	(370,809)	10,224,380
Redemptions for contract benefits and terminations	(439,767)	(267,985)	(327,797)	(280,275)	(366,545)	(177,010)
Contract maintenance charges	(857,764)	(698,265)	(1,746,246)	(1,466,893)	(1,436,450)	(600,104)

Net increase (decrease) in net assets resulting from contractowners transactions	150,338	(49,840)	3,770,898	864,242	1,018,307	10,478,242

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	4,513	2,391	6,678	18	4,690	68

Net Increase (Decrease) in Net Assets	1,015,786	(1,312,815)	4,659,373	(749,203)	1,866,578	9,766,440
Net Assets — Beginning of Year or Period	7,740,033	9,052,848	17,920,314	18,669,517	17,692,172	7,925,732

Net Assets — End of Year or Period	$8,755,819	$7,740,033	$22,579,687	$17,920,314	$19,558,750	$17,692,172

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(d)	EQ/Core Plus Bond replaced EQ/Franklin Strategic Income due to a merger on November 11,2022.

FSA-68

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/EMERGING MARKETS EQUITY PLUS*		EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$37,638	$20,284	$2,380,104	$1,820,469	$80,628	$84,432
Net realized gain (loss)	(6,100)	48,807	5,941,768	4,245,919	921,970	1,329,944
Net change in unrealized appreciation (depreciation) of investments	94,861	(212,157)	36,913,435	(38,229,986)	3,504,527	(5,389,776)

Net increase (decrease) in net assets resulting from operations	126,399	(143,066)	45,235,307	(32,163,598)	4,507,125	(3,975,400)

From Contractowners Transactions:
Payments received from contractowners	560,652	586,823	50,056,371	40,016,637	1,379,465	1,456,479
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	108,544	56,331	(1,217,505)	3,189,466	86,245	(931,949)
Redemptions for contract benefits and terminations	(15,337)	(11,058)	(2,861,251)	(1,493,327)	(734,879)	(212,778)
Contract maintenance charges	(171,372)	(125,597)	(14,878,501)	(12,060,639)	(814,777)	(814,257)

Net increase (decrease) in net assets resulting from contractowners transactions	482,487	506,499	31,099,114	29,652,137	(83,946)	(502,505)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	4,089	1,226	109,110	58,541	—	—

Net Increase (Decrease) in Net Assets	612,975	364,659	76,443,531	(2,452,920)	4,423,179	(4,477,905)
Net Assets — Beginning of Year or Period	1,001,054	636,395	162,555,144	165,008,064	14,294,696	18,772,601

Net Assets — End of Year or Period	$1,614,029	$1,001,054	$238,998,675	$162,555,144	$18,717,875	$14,294,696

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-69

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/FRANKLIN RISING DIVIDENDS*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*		EQ/GOLDMAN SACHS MID CAP VALUE*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$248,698	$147,176	$89,829	$34,961	$56,181	$37,027
Net realized gain (loss)	538,332	566,027	584,927	372,719	277,413	728,547
Net change in unrealized appreciation (depreciation) of investments	1,703,406	(2,813,545)	1,278,639	(2,879,825)	483,941	(1,363,483)

Net increase (decrease) in net assets resulting from operations	2,490,436	(2,100,342)	1,953,395	(2,472,145)	817,535	(597,909)

From Contractowners Transactions:
Payments received from contractowners	3,688,493	2,813,583	660,605	681,312	1,996,102	2,006,881
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(68,748)	258,438	(181,135)	30,196	42,431	(90,009)
Redemptions for contract benefits and terminations	(546,654)	(56,450)	(565,208)	(174,623)	(52,989)	(63,253)
Contract maintenance charges	(1,394,850)	(1,164,845)	(479,975)	(479,544)	(575,337)	(492,564)

Net increase (decrease) in net assets resulting from contractowners transactions	1,678,241	1,850,726	(565,713)	57,341	1,410,207	1,361,055

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	7,900	5,145	—	—	9,326	5,851

Net Increase (Decrease) in Net Assets	4,176,577	(244,471)	1,387,682	(2,414,804)	2,237,068	768,997
Net Assets — Beginning of Year or Period	19,459,539	19,704,010	9,440,813	11,855,617	5,945,100	5,176,103

Net Assets — End of Year or Period	$23,636,116	$19,459,539	$10,828,495	$9,440,813	$8,182,168	$5,945,100

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-70

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,028,268	$617,148	$150,330	$51,709	$103,015	$72,354
Net realized gain (loss)	2,117,334	6,055,757	(112,672)	(83,977)	112,264	54,773
Net change in unrealized appreciation (depreciation) of investments	7,929,521	(20,607,469)	161,493	(394,923)	706,184	(995,586)

Net increase (decrease) in net assets resulting from operations	11,075,123	(13,934,564)	199,151	(427,191)	921,463	(868,459)

From Contractowners Transactions:
Payments received from contractowners	8,409,257	8,552,957	1,345,529	1,462,765	590,360	604,311
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(1,992,752)	(661,662)	74,243	(130,410)	(420,689)	153,204
Redemptions for contract benefits and terminations	(1,249,677)	(1,501,312)	(48,068)	(83,964)	(163,582)	(117,063)
Contract maintenance charges	(4,735,962)	(4,797,318)	(1,350,919)	(1,310,753)	(363,133)	(348,360)

Net increase (decrease) in net assets resulting from contractowners transactions	430,866	1,592,665	20,785	(62,362)	(357,044)	292,092

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	189	(10)	(15,696)	(29,261)	1,581	920

Net Increase (Decrease) in Net Assets	11,506,178	(12,341,909)	204,240	(518,814)	566,000	(575,447)
Net Assets — Beginning of Year or Period	67,021,472	79,363,381	5,283,238	5,802,052	5,630,175	6,205,622

Net Assets — End of Year or Period	$78,527,650	$67,021,472	$5,487,478	$5,283,238	$6,196,175	$5,630,175

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-71

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL MANAGED VOLATILITY*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$939,966	$621,868	$42,253	$19,049	$129,044	$84,782
Net realized gain (loss)	347,771	140,438	2,449	7,541	66,357	72,538
Net change in unrealized appreciation (depreciation) of investments	3,837,391	(3,591,505)	242,201	(306,155)	787,001	(1,007,178)

Net increase (decrease) in net assets resulting from operations	5,125,128	(2,829,199)	286,903	(279,565)	982,402	(849,858)

From Contractowners Transactions:
Payments received from contractowners	6,152,602	4,501,596	110,159	156,444	693,402	560,468
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	1,470,388	827,301	(22,894)	(1)	(112,218)	(339,361)
Redemptions for contract benefits and terminations	(622,174)	(474,745)	(24,955)	(6,021)	(146,718)	(114,840)
Contract maintenance charges	(1,829,141)	(1,506,909)	(94,428)	(88,807)	(334,189)	(311,555)

Net increase (decrease) in net assets resulting from contractowners transactions	5,171,675	3,347,243	(32,118)	61,615	100,277	(205,288)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	33,086	19,004	(1)	—	2,361	1,494

Net Increase (Decrease) in Net Assets	10,329,889	537,048	254,784	(217,950)	1,085,040	(1,053,652)
Net Assets — Beginning of Year or Period	25,030,903	24,493,855	1,709,745	1,927,695	5,287,655	6,341,307

Net Assets — End of Year or Period	$35,360,792	$25,030,903	$1,964,529	$1,709,745	$6,372,695	$5,287,655

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-72

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL*		EQ/INVESCO GLOBAL REAL ASSETS*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$110,440	$107,067	$7	$—	$231,452	$160,394
Net realized gain (loss)	762,353	923,519	(6,804)	56,108	286,504	355,078
Net change in unrealized appreciation (depreciation) of investments	(90,702)	(997,118)	499,114	(383,290)	502,144	(1,403,893)

Net increase (decrease) in net assets resulting from operations	782,091	33,468	492,317	(327,182)	1,020,100	(888,421)

From Contractowners Transactions:
Payments received from contractowners	969,043	972,957	690,563	841,525	1,591,958	1,598,625
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(437,785)	(217,902)	(28,556)	70,968	(72,317)	(427,059)
Redemptions for contract benefits and terminations	(324,112)	(105,464)	(17,479)	(591)	(198,083)	(119,536)
Contract maintenance charges	(365,519)	(318,928)	(196,172)	(157,113)	(628,301)	(597,355)

Net increase (decrease) in net assets resulting from contractowners transactions	(158,373)	330,663	448,356	754,789	693,257	454,675

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1,922	901	6,372	3,222	3,370	1,147

Net Increase (Decrease) in Net Assets	625,640	365,032	947,045	430,829	1,716,727	(432,599)
Net Assets — Beginning of Year or Period	6,754,548	6,389,516	1,275,820	844,991	9,455,351	9,887,950

Net Assets — End of Year or Period	$7,380,188	$6,754,548	$2,222,865	$1,275,820	$11,172,078	$9,455,351

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-73

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/JANUS ENTERPRISE*		EQ/JPMORGAN GROWTH STOCK*		EQ/JPMORGAN VALUE OPPORTUNITIES*(e)
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,009	$—	$—	$—	$452,725	$268,555
Net realized gain (loss)	1,301,199	1,215,308	7,901,510	1,773,224	1,486,784	2,000,922
Net change in unrealized appreciation (depreciation) of investments	1,441,620	(4,348,891)	8,603,481	(19,965,822)	1,257,147	(2,238,014)

Net increase (decrease) in net assets resulting from operations	2,748,828	(3,133,583)	16,504,991	(18,192,598)	3,196,656	31,463

From Contractowners Transactions:
Payments received from contractowners	2,067,647	2,155,552	9,008,731	9,153,288	7,373,633	5,382,231
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(29,009)	(994,664)	(1,520,006)	1,935,350	(111,343)	2,684,702
Redemptions for contract benefits and terminations	(445,421)	(192,534)	(788,679)	(451,003)	(346,055)	(210,357)
Contract maintenance charges	(1,036,037)	(958,303)	(3,131,862)	(2,827,117)	(1,819,114)	(1,374,596)

Net increase (decrease) in net assets resulting from contractowners transactions	557,180	10,051	3,568,184	7,810,518	5,097,121	6,481,980

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	5,082	3,115	24,188	9,767	13,552	11,473

Net Increase (Decrease) in Net Assets	3,311,090	(3,120,417)	20,097,363	(10,372,313)	8,307,329	6,524,916
Net Assets — Beginning of Year or Period	15,905,276	19,025,693	33,949,209	44,321,522	25,698,049	19,173,133

Net Assets — End of Year or Period	$19,216,366	$15,905,276	$54,046,572	$33,949,209	$34,005,378	$25,698,049

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(e)	EQ/JPMorgan Value Opportunities replaced Franklin Mutual Shares VIP Fund due to a substitution on November 2022.

FSA-74

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*(f)		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$93,003	$532	$74,603	$57,500	$65,425	$9,825
Net realized gain (loss)	445,956	483,837	1,734,901	2,183,726	1,752,545	2,168,706
Net change in unrealized appreciation (depreciation) of investments	594,084	(1,472,259)	7,860,299	(10,194,866)	3,121,904	(7,840,085)

Net increase (decrease) in net assets resulting from operations	1,133,043	(987,890)	9,669,803	(7,953,640)	4,939,874	(5,661,554)

From Contractowners Transactions:
Payments received from contractowners	442,716	827,570	7,586,815	6,209,349	1,535,885	1,331,160
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(196,397)	(18,022)	(190,415)	(661,059)	(12,076)	(591,460)
Redemptions for contract benefits and terminations	(51,159)	(36,154)	(504,904)	(390,394)	(555,586)	(210,817)
Contract maintenance charges	(260,398)	(234,545)	(2,211,482)	(1,770,800)	(785,948)	(725,804)

Net increase (decrease) in net assets resulting from contractowners transactions	(65,238)	538,849	4,680,014	3,387,096	182,275	(196,921)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	620	1,080	30,865	14,203	1,012	1,293

Net Increase (Decrease) in Net Assets	1,068,425	(447,961)	14,380,682	(4,552,341)	5,123,161	(5,857,182)
Net Assets — Beginning of Year or Period	4,739,716	5,187,677	21,569,232	26,121,573	12,603,193	18,460,375

Net Assets — End of Year or Period	$5,808,141	$4,739,716	$35,949,914	$21,569,232	$17,726,354	$12,603,193

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliates of Equitable America.
(f)	EQ/Large Cap Growth Index replaced Invesco V.I. America Franchise Fund due to a substitution on November 11, 2022.

FSA-75

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$287,770	$212,727	$159,945	$127,090	$557,945	$561,540
Net realized gain (loss)	598,798	438,387	728,125	608,241	(47,957)	30,670
Net change in unrealized appreciation (depreciation) of investments	866,601	(1,718,943)	400,340	(2,008,765)	2,238,868	(2,795,830)

Net increase (decrease) in net assets resulting from operations	1,753,169	(1,067,829)	1,288,410	(1,273,434)	2,748,856	(2,203,620)

From Contractowners Transactions:
Payments received from contractowners	4,131,243	4,551,149	614,792	640,969	1,555,775	1,708,054
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	11,915	(474,301)	(201,761)	(311,365)	(847,663)	(305,548)
Redemptions for contract benefits and terminations	(175,943)	(171,544)	(277,002)	(212,543)	(322,161)	(274,517)
Contract maintenance charges	(1,204,868)	(939,097)	(486,363)	(469,192)	(732,741)	(746,787)

Net increase (decrease) in net assets resulting from contractowners transactions	2,762,347	2,966,207	(350,334)	(352,131)	(346,790)	381,202

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	21,393	10,763	(1)	30,320	1	592

Net Increase (Decrease) in Net Assets	4,536,909	1,909,141	938,075	(1,595,245)	2,402,067	(1,821,826)
Net Assets — Beginning of Year or Period	14,475,582	12,566,441	9,455,016	11,050,261	12,831,764	14,653,590

Net Assets — End of Year or Period	$19,012,491	$14,475,582	$10,393,091	$9,455,016	$15,233,831	$12,831,764

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-76

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*(g)		EQ/MFS INTERNATIONAL INTRINSIC VALUE*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$447,922	$249,580	$483,950	$142,654
Net realized gain (loss)	1,012,493	1,982,528	1,161,711	1,016,749	924,694	1,325,452
Net change in unrealized appreciation (depreciation) of investments	5,521,674	(7,242,203)	2,867,168	(4,861,128)	4,344,189	(10,416,053)

Net increase (decrease) in net assets resulting from operations	6,534,167	(5,259,675)	4,476,801	(3,594,799)	5,752,833	(8,947,947)

From Contractowners Transactions:
Payments received from contractowners	2,826,088	2,590,980	5,927,398	5,046,222	6,405,507	6,973,026
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(725,201)	(287)	341,428	6,869,418	(1,352,771)	(10,635)
Redemptions for contract benefits and terminations	(305,032)	(279,209)	(682,753)	(530,032)	(620,736)	(355,049)
Contract maintenance charges	(1,084,064)	(950,440)	(2,098,355)	(1,528,209)	(2,319,005)	(2,102,692)

Net increase (decrease) in net assets resulting from contractowners transactions	711,791	1,361,044	3,487,718	9,857,399	2,112,995	4,504,650

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	2,840	3,928	18,987	10,336	23,828	16,449

Net Increase (Decrease) in Net Assets	7,248,798	(3,894,703)	7,983,506	6,272,936	7,889,656	(4,426,848)
Net Assets — Beginning of Year or Period	14,658,025	18,552,728	29,745,345	23,472,409	32,361,820	36,788,668

Net Assets — End of Year or Period	$21,906,823	$14,658,025	$37,728,851	$29,745,345	$40,251,476	$32,361,820

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(g)	EQ/MFS International Growth replaced EQ/Invesco International Growth due to a merger on November 11, 2022.

FSA-77

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MFS MID CAP FOCUSED GROWTH*		EQ/MFS TECHNOLOGY*		EQ/MFS UTILITIES SERIES*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$—	$—	$13,710	$18,289
Net realized gain (loss)	413,365	218,664	275,901	717,226	11,389	9,945
Net change in unrealized appreciation (depreciation) of investments	3,589,196	(5,907,714)	7,205,982	(7,855,712)	(32,054)	(24,123)

Net increase (decrease) in net assets resulting from operations	4,002,561	(5,689,050)	7,481,883	(7,138,486)	(6,955)	4,111

From Contractowners Transactions:
Payments received from contractowners	3,741,557	3,817,228	3,409,653	2,960,734	376,495	274,145
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(518,069)	(332,286)	88,556	(380,334)	(26,253)	16,363
Redemptions for contract benefits and terminations	(413,564)	(250,087)	(320,950)	(175,026)	(10,851)	(76)
Contract maintenance charges	(1,128,886)	(1,035,045)	(1,041,290)	(914,366)	(78,598)	(33,731)

Net increase (decrease) in net assets resulting from contractowners transactions	1,681,038	2,199,810	2,135,969	1,491,008	260,793	256,701

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	14,301	9,136	7,597	4,550	1,149	487

Net Increase (Decrease) in Net Assets	5,697,900	(3,480,104)	9,625,449	(5,642,928)	254,987	261,299
Net Assets — Beginning of Year or Period	17,113,568	20,593,672	13,164,733	18,807,661	399,772	138,473

Net Assets — End of Year or Period	$22,811,468	$17,113,568	$22,790,182	$13,164,733	$654,759	$399,772

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-78

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$294,827	$233,646	$117,197	$73,028	$1,164,024	$697,338
Net realized gain (loss)	1,438,414	1,739,751	549,622	389,545	610,406	3,996,944
Net change in unrealized appreciation (depreciation) of investments	2,278,041	(5,149,455)	328,974	(1,691,306)	4,899,398	(13,518,848)

Net increase (decrease) in net assets resulting from operations	4,011,282	(3,176,058)	995,793	(1,228,733)	6,673,828	(8,824,566)

From Contractowners Transactions:
Payments received from contractowners	6,095,605	5,624,837	863,724	868,937	11,889,032	11,137,884
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	262,273	(305,547)	82,900	32,320	(1,521,436)	(18,245)
Redemptions for contract benefits and terminations	(692,582)	(335,216)	(341,074)	(202,271)	(1,275,613)	(1,443,154)
Contract maintenance charges	(1,807,478)	(1,482,984)	(463,289)	(421,948)	(5,511,699)	(4,614,601)

Net increase (decrease) in net assets resulting from contractowners transactions	3,857,818	3,501,090	142,261	277,038	3,580,284	5,061,884

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	20,902	12,377	616	446	39,950	22,678

Net Increase (Decrease) in Net Assets	7,890,002	337,409	1,138,670	(951,249)	10,294,062	(3,740,004)
Net Assets — Beginning of Year or Period	23,168,332	22,830,923	7,343,252	8,294,501	52,252,523	55,992,527

Net Assets — End of Year or Period	$31,058,334	$23,168,332	$8,481,922	$7,343,252	$62,546,585	$52,252,523

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-79

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MODERATE GROWTH STRATEGY*		EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,943,474	$1,159,137	$2,178,903	$1,334,307	$1,112,565	$215,376
Net realized gain (loss)	3,851,645	10,682,143	1,776,773	12,379,639	(1,086)	(2,682)
Net change in unrealized appreciation (depreciation) of investments	12,355,804	(35,389,915)	14,406,377	(36,641,846)	1,084	2,699

Net increase (decrease) in net assets resulting from operations	18,150,923	(23,548,635)	18,362,053	(22,927,900)	1,112,563	215,393

From Contractowners Transactions:
Payments received from contractowners	13,830,319	14,910,911	21,474,594	21,495,901	46,788,579	24,924,764
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	1,138,590	(2,436,839)	(4,624,786)	(1,273,025)	(29,896,430)	(13,982,671)
Redemptions for contract benefits and terminations	(3,475,766)	(2,000,337)	(4,311,582)	(3,332,222)	(6,298,404)	(7,409,059)
Contract maintenance charges	(9,559,645)	(9,646,524)	(9,565,919)	(8,317,763)	(4,136,513)	(2,897,011)

Net increase (decrease) in net assets resulting from contractowners transactions	1,933,498	827,211	2,972,307	8,572,891	6,457,232	636,023

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	(1)	—	87,393	47,759	47,131	21,690

Net Increase (Decrease) in Net Assets	20,084,420	(22,721,424)	21,421,753	(14,307,250)	7,616,926	873,106
Net Assets — Beginning of Year or Period	120,140,153	142,861,577	118,527,534	132,834,784	21,318,300	20,445,194

Net Assets — End of Year or Period	$140,224,573	$120,140,153	$139,949,287	$118,527,534	$28,935,226	$21,318,300

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-80

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MORGAN STANLEY SMALL CAP GROWTH*		EQ/PIMCO GLOBAL REAL RETURN*		EQ/PIMCO REAL RETURN*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$165	$858	$12,830	$72,475	$133,297	$594,803
Net realized gain (loss)	(1,172,695)	(817,470)	(41,801)	(17,571)	46,435	(3,798)
Net change in unrealized appreciation (depreciation) of investments	3,962,028	(3,531,917)	66,536	(153,291)	196,656	(1,721,879)

Net increase (decrease) in net assets resulting from operations	2,789,498	(4,348,529)	37,565	(98,387)	376,388	(1,130,874)

From Contractowners Transactions:
Payments received from contractowners	2,715,312	2,701,951	389,906	405,272	2,162,718	2,100,739
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	71,686	554,106	2,633	34,564	177,408	(65,826)
Redemptions for contract benefits and terminations	(101,816)	(62,618)	(4,300)	(1,734)	(165,337)	(126,322)
Contract maintenance charges	(779,891)	(691,580)	(144,604)	(130,438)	(852,840)	(770,165)

Net increase (decrease) in net assets resulting from contractowners transactions	1,905,291	2,501,859	243,635	307,664	1,321,949	1,138,426

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	4,697	81	1,194	876	5,618	2,110

Net Increase (Decrease) in Net Assets	4,699,486	(1,846,589)	282,394	210,153	1,703,955	9,662
Net Assets — Beginning of Year or Period	7,283,272	9,129,861	680,521	470,368	9,550,200	9,540,538

Net Assets — End of Year or Period	$11,982,758	$7,283,272	$962,915	$680,521	$11,254,155	$9,550,200

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

.

FSA-81

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/PIMCO TOTAL RETURN ESG*		EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$589,886	$673,108	$473,188	$154,145	$70,712	$22,762
Net realized gain (loss)	(278,742)	(134,269)	32,831	(109,082)	(50,771)	315
Net change in unrealized appreciation (depreciation) of investments	891,061	(3,646,808)	178,156	(152,543)	113,702	(388,792)

Net increase (decrease) in net assets resulting from operations	1,202,205	(3,107,969)	684,175	(107,480)	133,643	(365,715)

From Contractowners Transactions:
Payments received from contractowners	3,789,854	4,409,824	1,696,548	1,397,518	397,482	435,316
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(129,455)	(149,254)	(204,351)	(2,562,268)	(63,211)	(96,996)
Redemptions for contract benefits and terminations	(478,441)	(340,226)	(387,714)	(332,697)	(160,793)	(51,621)
Contract maintenance charges	(1,885,222)	(1,979,220)	(902,515)	(837,984)	(233,655)	(233,564)

Net increase (decrease) in net assets resulting from contractowners transactions	1,296,736	1,941,124	201,968	(2,335,431)	(60,177)	53,135

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	24,842	12,044	1,985	986	(1)	—

Net Increase (Decrease) in Net Assets	2,523,783	(1,154,801)	888,128	(2,441,925)	73,465	(312,580)
Net Assets — Beginning of Year or Period	20,278,311	21,433,112	11,176,558	13,618,483	3,287,151	3,599,731

Net Assets — End of Year or Period	$22,802,094	$20,278,311	$12,064,686	$11,176,558	$3,360,616	$3,287,151

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-82

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE HEALTH SCIENCES*		EQ/VALUE EQUITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$286,859	$191,420	$—	$—	$280,037	$235,806
Net realized gain (loss)	704,874	639,221	58,550	58,776	150,517	635,239
Net change in unrealized appreciation (depreciation) of investments	2,753,455	(5,198,249)	165,958	(378,942)	3,855,862	(4,558,168)

Net increase (decrease) in net assets resulting from operations	3,745,188	(4,367,608)	224,508	(320,166)	4,286,416	(3,687,123)

From Contractowners Transactions:
Payments received from contractowners	5,119,977	4,232,640	1,911,287	1,739,754	3,219,992	3,180,465
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	546,625	71,852	(67,107)	136,021	(396,675)	(580,928)
Redemptions for contract benefits and terminations	(474,088)	(210,307)	(75,138)	(2,925)	(674,249)	(443,960)
Contract maintenance charges	(1,484,486)	(1,255,087)	(507,791)	(410,508)	(1,421,566)	(1,398,517)

Net increase (decrease) in net assets resulting from contractowners transactions	3,708,028	2,839,098	1,261,251	1,462,342	727,502	757,060

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	14,245	8,168	6,260	4,057	3,676	2,360

Net Increase (Decrease) in Net Assets	7,467,461	(1,520,342)	1,492,019	1,146,233	5,017,594	(2,927,703)
Net Assets — Beginning of Year or Period	19,888,690	21,409,032	3,688,251	2,542,018	21,264,632	24,192,335

Net Assets — End of Year or Period	$27,356,151	$19,888,690	$5,180,270	$3,688,251	$26,282,226	$21,264,632

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-83

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/WELLINGTON ENERGY*		EQUITABLE CONSERVATIVE GROWTH MF/ETF*		FIDELITY® VIP ASSET MANAGER PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$147,417	$191,738	$258,701	$164,210	$93	$84
Net realized gain (loss)	287,192	(618,615)	5,653	269,567	46	1,649
Net change in unrealized appreciation (depreciation) of investments	(162,652)	1,580,944	662,473	(1,687,445)	334	(3,235)

Net increase (decrease) in net assets resulting from operations	271,957	1,154,067	926,827	(1,253,668)	473	(1,502)

From Contractowners Transactions:
Payments received from contractowners	541,053	597,361	1,282,464	1,557,115	7	6
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(778,697)	(35,284)	(286,663)	(180,556)	135	(529)
Redemptions for contract benefits and terminations	(93,304)	(27,366)	(147,717)	(12,937)	—	(5,222)
Contract maintenance charges	(283,292)	(279,455)	(819,798)	(804,950)	(99)	(2,795)

Net increase (decrease) in net assets resulting from contractowners transactions	(614,240)	255,256	28,286	558,672	43	(8,540)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	1,738	604	—	—

Net Increase (Decrease) in Net Assets	(342,283)	1,409,323	956,851	(694,392)	516	(10,042)
Net Assets — Beginning of Year or Period	4,917,783	3,508,460	9,245,317	9,939,709	3,616	13,658

Net Assets — End of Year or Period	$4,575,500	$4,917,783	$10,202,168	$9,245,317	$4,132	$3,616

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliates of Equitable America.

FSA-84

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO		FIDELITY® VIP GROWTH & INCOME PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$11,745	$6,840	$115,013	$89,066	$48,738	$30,422
Net realized gain (loss)	(6,817)	8,262	439,640	251,931	341,366	737,020
Net change in unrealized appreciation (depreciation) of investments	80,938	(59,550)	642,817	(629,965)	1,305,419	(2,508,666)

Net increase (decrease) in net assets resulting from operations	85,866	(44,448)	1,197,470	(288,968)	1,695,523	(1,741,224)

From Contractowners Transactions:
Payments received from contractowners	284,738	226,568	1,782,866	1,321,569	2,433,896	2,332,307
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	42,381	9,553	283,970	(249,598)	(519,935)	(229,667)
Redemptions for contract benefits and terminations	(684)	—	(149,234)	(14,823)	(275,595)	(248,881)
Contract maintenance charges	(75,479)	(44,487)	(648,404)	(500,002)	(820,450)	(711,906)

Net increase (decrease) in net assets resulting from contractowners transactions	250,956	191,634	1,269,198	557,146	817,916	1,141,853

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1,311	412	10,030	5,188	4,522	2,519

Net Increase (Decrease) in Net Assets	338,133	147,598	2,476,698	273,366	2,517,961	(596,852)
Net Assets — Beginning of Year or Period	391,455	243,857	5,920,995	5,647,629	10,895,618	11,492,470

Net Assets — End of Year or Period	$729,588	$391,455	$8,397,693	$5,920,995	$13,413,579	$10,895,618

The accompanying notes are an integral part of these financial statements.

FSA-85

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	FIDELITY® VIP VALUE PORTFOLIO		FRANKLIN INCOME VIP FUND		FRANKLIN SMALL CAP VALUE VIP FUND
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$8,780	$4,473	$15,574	$15,762	$28,792	$35,789
Net realized gain (loss)	25,251	6,268	20,923	9,165	212,252	611,284
Net change in unrealized appreciation (depreciation) of investments	88,873	(17,283)	(10,541)	(43,100)	509,595	(1,009,248)

Net increase (decrease) in net assets resulting from operations	122,904	(6,542)	25,956	(18,173)	750,639	(362,175)

From Contractowners Transactions:
Payments received from contractowners	462,346	393,598	9,390	9,159	1,680,430	1,261,098
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(12,298)	220	(4,094)	(3,754)	147,934	552,563
Redemptions for contract benefits and terminations	(1,502)	(27)	(26,040)	(49,015)	(72,532)	(45,804)
Contract maintenance charges	(89,235)	(44,533)	(6,675)	(7,125)	(404,531)	(304,609)

Net increase (decrease) in net assets resulting from contractowners transactions	359,311	349,258	(27,419)	(50,735)	1,351,301	1,463,248

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1,025	302	(1)	—	3,272	1,511

Net Increase (Decrease) in Net Assets	483,240	343,018	(1,464)	(68,908)	2,105,212	1,102,584
Net Assets — Beginning of Year or Period	411,512	68,494	318,176	387,084	4,785,577	3,682,993

Net Assets — End of Year or Period	$894,752	$411,512	$316,712	$318,176	$6,890,789	$4,785,577

The accompanying notes are an integral part of these financial statements.

FSA-86

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND		INVESCO V.I. GLOBAL CORE EQUITY FUND		INVESCO V.I. HEALTH CARE FUND
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,475	$4,756	$5	$3	$—	$—
Net realized gain (loss)	30,606	34,941	33	128	(830)	8,712
Net change in unrealized appreciation (depreciation) of investments	(2,140)	(31,480)	135	(426)	1,968	(18,385)

Net increase (decrease) in net assets resulting from operations	35,941	8,217	173	(295)	1,138	(9,673)

From Contractowners Transactions:
Payments received from contractowners	173,583	192,817	23	23	1,370	1,442
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(5,226)	80,041	(26)	(25)	34	(27)
Redemptions for contract benefits and terminations	(12,314)	—	—	—	(11,920)	—
Contract maintenance charges	(46,064)	(22,209)	(197)	(253)	(1,615)	(1,938)

Net increase (decrease) in net assets resulting from contractowners transactions	109,979	250,649	(200)	(255)	(12,131)	(523)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	9,021	220	—	—	1,441	(6)

Net Increase (Decrease) in Net Assets	154,941	259,086	(27)	(550)	(9,552)	(10,202)
Net Assets — Beginning of Year or Period	303,694	44,608	890	1,440	62,255	72,457

Net Assets — End of Year or Period	$458,635	$303,694	$863	$890	$52,703	$62,255

The accompanying notes are an integral part of these financial statements.

FSA-87

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	INVESCO V.I. MAIN STREET MID CAP FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$556	$969	$—	$—	$—	$—
Net realized gain (loss)	(20,121)	279,055	20,155	332,113	(701)	19,985
Net change in unrealized appreciation (depreciation) of investments	205,150	(497,541)	246,389	(795,543)	21,014	(48,966)

Net increase (decrease) in net assets resulting from operations	185,585	(217,517)	266,544	(463,430)	20,313	(28,981)

From Contractowners Transactions:
Payments received from contractowners	98,681	102,384	164,957	213,191	708	1,416
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	10,746	(20,925)	(103,647)	(137,929)	3	(5)
Redemptions for contract benefits and terminations	(10,909)	(6,559)	(15,503)	(37,401)	—	—
Contract maintenance charges	(66,109)	(66,847)	(87,546)	(94,298)	(1,463)	(1,601)

Net increase (decrease) in net assets resulting from contractowners transactions	32,409	8,053	(41,739)	(56,437)	(752)	(190)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	2,881	(8)	—	—	(1)	—

Net Increase (Decrease) in Net Assets	220,875	(209,472)	224,805	(519,867)	19,560	(29,171)
Net Assets — Beginning of Year or Period	1,290,006	1,499,478	1,643,774	2,163,641	43,585	72,756

Net Assets — End of Year or Period	$1,510,881	$1,290,006	$1,868,579	$1,643,774	$63,145	$43,585

The accompanying notes are an integral part of these financial statements.

FSA-88

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	JANUS HENDERSON BALANCED PORTFOLIO		JANUS HENDERSON ENTERPRISE PORTFOLIO		JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$47,158	$10,138	$5,575	$6,880	$250	$263
Net realized gain (loss)	(51,403)	2,115	274,969	538,264	787	4,240
Net change in unrealized appreciation (depreciation) of investments	322,550	(113,053)	321,486	(1,175,244)	5,283	(10,795)

Net increase (decrease) in net assets resulting from operations	318,305	(100,800)	602,030	(630,100)	6,320	(6,292)

From Contractowners Transactions:
Payments received from contractowners	2,265,118	1,023,660	134,330	135,384	—	—
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(43,162)	182,852	(71,579)	425,449	—	53
Redemptions for contract benefits and terminations	(239)	(7)	(105,447)	(267,980)	—	(5,277)
Contract maintenance charges	(407,116)	(216,557)	(142,102)	(129,738)	(237)	(224)

Net increase (decrease) in net assets resulting from contractowners transactions	1,814,601	989,948	(184,798)	163,115	(237)	(5,448)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	3,336	1,085	(1)	—	—	—

Net Increase (Decrease) in Net Assets	2,136,242	890,233	417,231	(466,985)	6,083	(11,740)
Net Assets — Beginning of Year or Period	1,213,542	323,309	3,385,361	3,852,346	23,715	35,455

Net Assets — End of Year or Period	$3,349,784	$1,213,542	$3,802,592	$3,385,361	$29,798	$23,715

The accompanying notes are an integral part of these financial statements.

FSA-89

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	JANUS HENDERSON MID CAP VALUE PORTFOLIO		JANUS HENDERSON OVERSEAS PORTFOLIO		LORD ABBETT SERIES FUND—BOND DEBENTURE PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$29,423	$34,583	$2,338	$4,953	$147,777	$76,432
Net realized gain (loss)	156,119	270,227	50,949	(295)	(34,416)	(7,115)
Net change in unrealized appreciation (depreciation) of investments	151,097	(501,039)	(33,824)	(30,549)	43,985	(228,669)

Net increase (decrease) in net assets resulting from operations	336,639	(196,229)	19,463	(25,891)	157,346	(159,352)

From Contractowners Transactions:
Payments received from contractowners	132,045	135,699	310	277	1,269,930	1,032,409
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	94,704	(197,415)	(172,471)	35,279	200,334	(12,304)
Redemptions for contract benefits and terminations	(64,072)	(142,717)	—	(2,514)	(14,481)	(946)
Contract maintenance charges	(126,736)	(124,986)	(4,589)	(6,002)	(304,163)	(214,181)

Net increase (decrease) in net assets resulting from contractowners transactions	35,941	(329,419)	(176,750)	27,040	1,151,620	804,978

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1	—	(1)	—	3,341	1,941

Net Increase (Decrease) in Net Assets	372,581	(525,648)	(157,288)	1,149	1,312,307	647,567
Net Assets — Beginning of Year or Period	2,983,936	3,509,584	278,156	277,007	1,644,050	996,483

Net Assets — End of Year or Period	$3,356,517	$2,983,936	$120,868	$278,156	$2,956,357	$1,644,050

The accompanying notes are an integral part of these financial statements.

FSA-90

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	MFS® INVESTORS TRUST SERIES		MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,214	$3,561	$1,796	$—	$5,675	$5,846
Net realized gain (loss)	67,119	151,826	188,321	497,467	(13,353)	(10,475)
Net change in unrealized appreciation (depreciation) of investments	85,271	(337,575)	574,831	(1,315,480)	15,611	(15,727)

Net increase (decrease) in net assets resulting from operations	156,604	(182,188)	764,948	(818,013)	7,933	(20,356)

From Contractowners Transactions:
Payments received from contractowners	82,481	109,164	436,396	630,011	2,385	1,689
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(20,301)	(55,204)	264,923	(813,927)	(244)	14
Redemptions for contract benefits and terminations	(12,707)	(44,693)	(66,332)	(71,140)	(13,082)	(23,209)
Contract maintenance charges	(74,836)	(69,739)	(148,047)	(155,346)	(761)	(898)

Net increase (decrease) in net assets resulting from contractowners transactions	(25,363)	(60,472)	486,940	(410,402)	(11,702)	(22,404)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1	—	(1)	—	1	—

Net Increase (Decrease) in Net Assets	131,242	(242,660)	1,251,887	(1,228,415)	(3,768)	(42,760)

Net Assets — Beginning of Year or Period	855,700	1,098,360	2,982,587	4,211,002	75,025	117,785

Net Assets — End of Year or Period	$986,942	$855,700	$4,234,474	$2,982,587	$71,257	$75,025

The accompanying notes are an integral part of these financial statements.

FSA-91

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER CORE BOND*		MULTIMANAGER TECHNOLOGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$46,057	$—	$407,273	$310,362	$—	$—
Net realized gain (loss)	222,799	1,495,510	(211,779)	(298,118)	2,113,860	3,457,011
Net change in unrealized appreciation (depreciation) of investments	3,319,371	(5,438,167)	488,331	(1,914,256)	12,090,186	(17,188,355)

Net increase (decrease) in net assets resulting from operations	3,588,227	(3,942,657)	683,825	(1,902,012)	14,204,046	(13,731,344)

From Contractowners Transactions:
Payments received from contractowners	1,731,385	1,793,900	808,774	840,578	7,673,819	6,920,442
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(228,110)	173,601	1,651,809	(144,185)	(767,543)	1,057,615
Redemptions for contract benefits and terminations	(242,448)	(130,261)	(327,141)	(621,546)	(583,093)	(382,453)
Contract maintenance charges	(676,487)	(623,850)	(732,090)	(703,353)	(2,285,844)	(1,983,978)

Net increase (decrease) in net assets resulting from contractowners transactions	584,340	1,213,390	1,401,352	(628,506)	4,037,339	5,611,626

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	3,786	1,117	(2)	—	14,458	7,222

Net Increase (Decrease) in Net Assets	4,176,353	(2,728,150)	2,085,175	(2,530,518)	18,255,843	(8,112,496)

Net Assets — Beginning of Year or Period	9,080,389	11,808,539	12,725,913	15,256,431	26,963,131	35,075,627

Net Assets — End of Year or Period	$13,256,742	$9,080,389	$14,811,088	$12,725,913	$45,218,974	$26,963,131

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-92

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	PIMCO COMMODITYREALRETU RN® STRATEGY PORTFOLIO		T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO(h)		T. ROWE PRICE EQUITY INCOME PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$834,484	$1,096,720	$—	$—	$101,800	$91,350
Net realized gain (loss)	(307,098)	112,123	26,530	90	252,106	374,211
Net change in unrealized appreciation (depreciation) of investments	(955,738)	(1,036,017)	91,065	(222)	146,594	(693,303)

Net increase (decrease) in net assets resulting from operations	(428,352)	172,826	117,595	(132)	500,500	(227,742)

From Contractowners Transactions:
Payments received from contractowners	1,190,936	1,302,989	615,056	11,313	918,404	1,052,291
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(915,980)	636,123	229,356	1,634	(200,553)	(745,701)
Redemptions for contract benefits and terminations	(93,429)	(78,662)	(683)	—	(64,837)	(178,138)
Contract maintenance charges	(421,414)	(378,742)	(41,960)	(27)	(368,314)	(355,216)

Net increase (decrease) in net assets resulting from contractowners transactions	(239,887)	1,481,708	801,769	12,920	284,700	(226,764)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	2,423	4,186	732	—	3,036	2,026

Net Increase (Decrease) in Net Assets	(665,816)	1,658,720	920,096	12,788	788,236	(452,480)

Net Assets — Beginning of Year or Period	5,548,367	3,889,647	12,788	—	5,155,479	5,607,959

Net Assets — End of Year or Period	$4,882,551	$5,548,367	$932,884	$12,788	$5,943,715	$5,155,479

The accompanying notes are an integral part of these financial statements.

(h)	Units were made available on November 14, 2022.

FSA-93

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	T. ROWE PRICE MID- CAP GROWTH PORTFOLIO(i)	TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*
	2023	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$17,979	$12,156	$36,384	$26,931
Net realized gain (loss)	9,197	17,734	55,874	44,015	100,577
Net change in unrealized appreciation (depreciation) of investments	5,502	67,719	(210,874)	236,063	(520,118)

Net increase (decrease) in net assets resulting from operations	14,699	103,432	(142,844)	316,462	(392,610)

From Contractowners Transactions:
Payments received from contractowners	145,818	125,780	136,890	307,664	324,533
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	1,198	70,907	(288,058)	(2,980)	(231,852)
Redemptions for contract benefits and terminations	(207)	(9,367)	—	(54,437)	(43,402)
Contract maintenance charges	(10,738)	(75,799)	(74,207)	(165,766)	(163,231)

Net increase (decrease) in net assets resulting from contractowners transactions	136,071	111,521	(225,375)	84,481	(113,952)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	189	—	—	(285)	—

Net Increase (Decrease) in Net Assets	150,959	214,953	(368,219)	400,658	(506,562)

Net Assets — Beginning of Year or Period	—	728,111	1,096,330	1,880,603	2,387,165

Net Assets — End of Year or Period	$150,959	$943,064	$728,111	$2,281,261	$1,880,603

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(i)	Units were made available on November 14, 2022, however, it had no outstanding units as of December 31, 2022.

FSA-94

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	TARGET 2045 ALLOCATION*		TARGET 2055 ALLOCATION*		TEMPLETON DEVELOPING MARKETS VIP FUND
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$35,040	$28,634	$62,337	$38,668	$94,188	$101,744
Net realized gain (loss)	90,501	96,194	61,342	196,354	(86,388)	246,523
Net change in unrealized appreciation (depreciation) of investments	246,655	(508,449)	598,382	(915,774)	536,871	(1,337,863)

Net increase (decrease) in net assets resulting from operations	372,196	(383,621)	722,061	(680,752)	544,671	(989,596)

From Contractowners Transactions:
Payments received from contractowners	371,754	358,380	646,911	567,007	970,779	944,097
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(314,983)	117,117	290,561	(162,890)	(334,319)	252,875
Redemptions for contract benefits and terminations	(47,423)	(43,276)	(33,910)	(30,152)	(73,320)	(54,695)
Contract maintenance charges	(133,165)	(134,395)	(269,329)	(259,246)	(358,843)	(325,958)

Net increase (decrease) in net assets resulting from contractowners transactions	(123,817)	297,826	634,233	114,719	204,297	816,319

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	18	—	1	—	2,006	1,065

Net Increase (Decrease) in Net Assets	248,397	(85,795)	1,356,295	(566,033)	750,974	(172,212)
Net Assets — Beginning of Year or Period	2,158,949	2,244,744	3,380,059	3,946,092	4,244,070	4,416,282

Net Assets — End of Year or Period	$2,407,346	$2,158,949	$4,736,354	$3,380,059	$4,995,044	$4,244,070

The accompanying notes are an integral part of these financial statements.

FSA-95

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	TEMPLETON GLOBAL BOND VIP FUND		VANECK VIP EMERGING MARKETS BOND FUND		VANECK VIP EMERGING MARKETS FUND
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$1,247	$1,756	$90	$43
Net realized gain (loss)	(224,863)	(290,541)	(965)	(73)	(3,460)	2,935
Net change in unrealized appreciation (depreciation) of investments	615,104	(282,041)	3,411	(4,651)	4,475	(7,745)

Net increase (decrease) in net assets resulting from operations	390,241	(572,582)	3,693	(2,968)	1,105	(4,767)

From Contractowners Transactions:
Payments received from contractowners	2,263,924	2,260,514	1,480	1,472	776	30
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(4,367)	(493,478)	(46)	(58)	(18)	109
Redemptions for contract benefits and terminations	(186,527)	(185,837)	(13,297)	—	(13,957)	—
Contract maintenance charges	(926,959)	(906,479)	(810)	(906)	(71)	(183)

Net increase (decrease) in net assets resulting from contractowners transactions	1,146,071	674,720	(12,673)	508	(13,270)	(44)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	7,332	4,164	2,784	—	—	—

Net Increase (Decrease) in Net Assets	1,543,644	106,302	(6,196)	(2,460)	(12,165)	(4,811)
Net Assets — Beginning of Year or Period	11,615,541	11,509,239	40,218	42,678	14,757	19,568

Net Assets — End of Year or Period	$13,159,185	$11,615,541	$34,022	$40,218	$2,592	$14,757

The accompanying notes are an integral part of these financial statements.

FSA-96

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	VANECK VIP GLOBAL RESOURCES FUND
	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$129,099	$91,268
Net realized gain (loss)	392,338	474,039
Net change in unrealized appreciation (depreciation) of investments	(710,086)	(120,467)

Net increase (decrease) in net assets resulting from operations	(188,649)	444,840

From Contractowners Transactions:
Payments received from contractowners	743,173	740,039
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(660,501)	(281,918)
Redemptions for contract benefits and terminations	(92,150)	(142,369)
Contract maintenance charges	(316,222)	(317,074)

Net increase (decrease) in net assets resulting from contractowners transactions	(325,700)	(1,322)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	(1)	171

Net Increase (Decrease) in Net Assets	(514,350)	443,689
Net Assets — Beginning of Year or Period	5,421,575	4,977,886

Net Assets — End of Year or Period	$4,907,225	$5,421,575

The accompanying notes are an integral part of these financial statements.

FSA-97

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

The change in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

		2023			2022
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

1290 VT CONVERTIBLE SECURITIES	IB	3,478	(1,444)	2,034	5,060	(1,356)	3,704

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	10,155	(2,783)	7,372	9,749	(2,112)	7,637

1290 VT EQUITY INCOME	IA	86	(8,270)	(8,184)	290	(49,294)	(49,004)

1290 VT EQUITY INCOME	IB	3,511	(2,271)	1,240	2,447	(1,217)	1,230

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	3,203	(1,299)	1,904	2,750	(2,273)	477

1290 VT GAMCO SMALL COMPANY VALUE	IB	20,516	(12,215)	8,301	26,024	(6,048)	19,976

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	544	(373)	171	859	(114)	745

1290 VT NATURAL RESOURCES	IB	7,237	(6,251)	986	12,123	(4,933)	7,190

1290 VT REAL ESTATE	IB	6,100	(1,952)	4,148	5,032	(416)	4,616

1290 VT SMALL CAP VALUE	IB	7,832	(3,662)	4,170	6,670	(2,202)	4,468

1290 VT SMARTBETA EQUITY ESG	IB	9,835	(3,725)	6,110	13,927	(803)	13,124

1290 VT SOCIALLY RESPONSIBLE	IA	—	—	—	—	(243)	(243)

1290 VT SOCIALLY RESPONSIBLE	IB	2,967	(672)	2,295	4,000	(1,182)	2,818

AB VPS DISCOVERY VALUE PORTFOLIO	CLASS B	953	(129)	824	350	(7)	343

AB VPS RELATIVE VALUE PORTFOLIO	CLASS B	1,773	(324)	1,449	1,168	(23)	1,145

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	CLASS B	1,026	(76)	950	397	(12)	385

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	13,299	(4,026)	9,273	9,086	(807)	8,279

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	12,776	(3,017)	9,759	16,628	(4,671)	11,957

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	12,517	(4,298)	8,219	17,291	(4,656)	12,635

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	7,260	(1,672)	5,588	6,126	(713)	5,413

BNY MELLON STOCK INDEX FUND, INC.	INITIAL SHARES	132,563	(143,257)	(10,694)	59,548	(109,341)	(49,793)

The accompanying notes are an integral part of these financial statements.

FSA-98

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	1,784	(378)	1,406	1,909	(160)	1,749

DELAWARE IVY VIP HIGH INCOME	CLASS II	32,749	(10,193)	22,556	24,486	(7,624)	16,862

EQ/400 MANAGED VOLATILITY	IB	568	(483)	85	390	(386)	4

EQ/500 MANAGED VOLATILITY	IB	1,101	(1,407)	(306)	1,334	(2,080)	(746)

EQ/2000 MANAGED VOLATILITY	IB	596	(844)	(248)	832	(361)	471

EQ/AB SMALL CAP GROWTH	IA	8	(13)	(5)	6	(12)	(6)

EQ/AB SMALL CAP GROWTH	IB	16,534	(2,298)	14,236	31,335	(3,133)	28,202

EQ/AB SUSTAINABLE U.S. THEMATIC	IB	260	(19)	241	50	(2)	48

EQ/AGGRESSIVE ALLOCATION	IB	29,898	(12,797)	17,101	27,487	(6,797)	20,690

EQ/ALL ASSET GROWTH ALLOCATION	IB	22,337	(7,856)	14,481	13,810	(3,734)	10,076

EQ/AMERICAN CENTURY MID CAP VALUE	IB	17,219	(4,728)	12,491	13,203	(5,307)	7,896

EQ/BALANCED STRATEGY	IB	14,325	(18,258)	(3,933)	8,702	(13,435)	(4,733)

EQ/CAPITAL GROUP RESEARCH	IA	18	(43)	(25)	36	(291)	(255)

EQ/CAPITAL GROUP RESEARCH	IB	695	(885)	(190)	942	(580)	362

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	7,532	(5,552)	1,980	7,598	(2,123)	5,475

EQ/COMMON STOCK INDEX	IA	1,889	(6,366)	(4,477)	7,088	(7,910)	(822)

EQ/COMMON STOCK INDEX	IB	130,820	(31,515)	99,305	122,367	(21,363)	101,004

EQ/CONSERVATIVE ALLOCATION	IB	4,585	(5,366)	(781)	5,493	(5,344)	149

EQ/CONSERVATIVE GROWTH STRATEGY	IB	6,771	(5,948)	823	2,264	(3,528)	(1,264)

EQ/CONSERVATIVE STRATEGY	IB	1,143	(2,217)	(1,074)	1,281	(2,208)	(927)

EQ/CONSERVATIVE-PLUS ALLOCATION	IA	1,171	(2,168)	(997)	3	(18,037)	(18,034)

EQ/CONSERVATIVE-PLUS ALLOCATION	IB	9,854	(6,508)	3,346	7,407	(3,462)	3,945

EQ/CORE BOND INDEX	IA	366,273	(416,971)	(50,698)	72,409	(150,614)	(78,205)

EQ/CORE BOND INDEX	IB	50,522	(7,593)	42,929	30,831	(8,926)	21,905

EQ/CORE PLUS BOND	IB	20,966	(11,315)	9,651	83,381	(7,526)	75,855

The accompanying notes are an integral part of these financial statements.

FSA-99

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

EQ/EMERGING MARKETS EQUITY PLUS	IB	4,821	(473)	4,348	4,826	(302)	4,524

EQ/EQUITY 500 INDEX	IB	224,703	(33,463)	191,240	184,032	(11,514)	172,518

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	K	18,975	(6,728)	12,247	46	(12,606)	(12,560)

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	1,623	(3,718)	(2,095)	5,063	(4,600)	463

EQ/FRANKLIN RISING DIVIDENDS	IB	17,357	(5,961)	11,396	15,392	(4,052)	11,340

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	617	(1,888)	(1,271)	1,335	(1,167)	168

EQ/GOLDMAN SACHS MID CAP VALUE	IB	11,979	(2,748)	9,231	11,996	(2,696)	9,300

EQ/GROWTH STRATEGY	IB	15,363	(13,672)	1,691	18,167	(11,597)	6,570

EQ/INTERMEDIATE GOVERNMENT BOND	IA	51,530	(74,003)	(22,473)	42,932	(60,148)	(17,216)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	6,507	(2,920)	3,587	5,677	(2,631)	3,046

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	2,331	(3,915)	(1,584)	4,553	(2,143)	2,410

EQ/INTERNATIONAL EQUITY INDEX	IA	39,205	(26,976)	12,229	56,703	(55,879)	824

EQ/INTERNATIONAL EQUITY INDEX	IB	47,195	(9,935)	37,260	32,852	(4,464)	28,388

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	532	(730)	(198)	991	(508)	483

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	60	(72)	(12)	157	(21,962)	(21,805)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	4,542	(3,117)	1,425	3,366	(1,200)	2,166

EQ/INVESCO COMSTOCK	IB	4,922	(3,745)	1,177	6,032	(3,070)	2,962

EQ/INVESCO GLOBAL	IB	5,307	(1,965)	3,342	6,609	(450)	6,159

EQ/INVESCO GLOBAL REAL ASSETS	IB	9,352	(3,885)	5,467	8,414	(3,811)	4,603

EQ/JANUS ENTERPRISE	IA	1	(8)	(7)	14	(11,658)	(11,644)
EQ/JANUS ENTERPRISE	IB	6,418	(2,101)	4,317	7,201	(1,756)	5,445

EQ/JPMORGAN GROWTH STOCK	IB	37,290	(10,699)	26,591	53,961	(7,739)	46,222

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	—	(1)	(1)	—	(1)	(1)
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	32,042	(4,518)	27,524	29,201	(3,520)	25,681

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	2,163	(2,046)	117	4,862	(803)	4,059

EQ/LARGE CAP GROWTH INDEX	IB	30,631	(5,601)	25,030	34,067	(6,192)	27,875

The accompanying notes are an integral part of these financial statements.

FSA-100

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	28	(59)	(31)	27	(8,377)	(8,350)
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	7,031	(2,965)	4,066	5,212	(1,664)	3,548

EQ/LARGE CAP VALUE INDEX	IB	24,913	(5,187)	19,726	29,032	(6,332)	22,700

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	29	(13)	16	27	(779)	(752)
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	851	(1,925)	(1,074)	721	(1,717)	(996)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	6,377	(9,138)	(2,761)	10,481	(7,330)	3,151

EQ/LOOMIS SAYLES GROWTH	IB	12,247	(6,602)	5,645	9,472	(2,650)	6,822

EQ/MFS INTERNATIONAL GROWTH	IB	56,754	(21,083)	35,671	80,238	(28,792)	51,446

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	24,346	(7,620)	16,726	35,020	(5,216)	29,804

EQ/MFS MID CAP FOCUSED GROWTH	IB	14,918	(4,641)	10,277	16,777	(3,545)	13,232

EQ/MFS TECHNOLOGY	IB	35,856	(14,383)	21,473	33,123	(17,508)	15,615

EQ/MFS UTILITIES SERIES	K	156	(290)	(134)	16	(22)	(6)
EQ/MFS UTILITIES SERIES	IB	3,107	(565)	2,542	2,675	(311)	2,364

EQ/MID CAP INDEX	IB	30,692	(5,337)	25,355	26,638	(2,328)	24,310

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	229	(569)	(340)	227	(1,840)	(1,613)
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	3,676	(1,149)	2,527	4,380	(1,224)	3,156

EQ/MODERATE ALLOCATION	IA	40	(44)	(4)	1	(40)	(39)
EQ/MODERATE ALLOCATION	IB	56,859	(20,510)	36,349	59,048	(11,343)	47,705

EQ/MODERATE GROWTH STRATEGY	IB	32,585	(23,166)	9,419	25,044	(21,036)	4,008

EQ/MODERATE-PLUS ALLOCATION	IA	36	(48)	(12)	74	(7,693)	(7,619)
EQ/MODERATE-PLUS ALLOCATION	IB	98,968	(54,759)	44,209	101,199	(19,903)	81,296

EQ/MONEY MARKET	IA	33,149	(168,625)	(135,476)	517,369	(449,981)	67,388
EQ/MONEY MARKET	IB	501,163	(426,590)	74,573	275,388	(271,234)	4,154

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	29,939	(20,922)	9,017	30,045	(8,424)	21,621

EQ/PIMCO GLOBAL REAL RETURN	IB	3,501	(1,015)	2,486	3,650	(726)	2,924

EQ/PIMCO REAL RETURN	IB	18,689	(6,771)	11,918	16,525	(6,522)	10,003

EQ/PIMCO TOTAL RETURN ESG	IB	26,488	(13,578)	12,910	28,807	(10,859)	17,948

EQ/PIMCO ULTRA SHORT BOND	IA	91,754	(130,926)	(39,172)	19,971	(200,767)	(180,796)

The accompanying notes are an integral part of these financial statements.

FSA-101

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
EQ/PIMCO ULTRA SHORT BOND	IB	16,209	(8,008)	8,201	8,879	(5,298)	3,581

EQ/QUALITY BOND PLUS	IA	60	(178)	(118)	67	(301)	(234)
EQ/QUALITY BOND PLUS	IB	1,990	(2,349)	(359)	2,393	(2,055)	338

EQ/SMALL COMPANY INDEX	IA	9,829	(10,212)	(383)	9,637	(17,881)	(8,244)

EQ/SMALL COMPANY INDEX	IB	31,113	(4,149)	26,964	21,925	(1,945)	19,980

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	12,505	(3,273)	9,232	12,532	(1,887)	10,645

EQ/VALUE EQUITY	IB	11,079	(3,987)	7,092	8,588	(2,003)	6,585

EQ/WELLINGTON ENERGY	IB	5,431	(12,732)	(7,301)	22,015	(18,711)	3,304

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	5,508	(4,986)	522	7,199	(3,254)	3,945

FIDELITY® VIP ASSET MANAGER PORTFOLIO	INITIAL CLASS	6	(4)	2	5	(297)	(292)

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	3,115	(428)	2,687	2,433	(281)	2,152

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	INITIAL CLASS	1,302	(4,865)	(3,563)	211	(9,063)	(8,852)
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	9,088	(1,860)	7,228	7,742	(1,659)	6,083

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	10,212	(4,044)	6,168	10,138	(2,570)	7,568

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	3,982	(596)	3,386	3,674	(192)	3,482

FRANKLIN INCOME VIP FUND	CLASS 2	1,701	(2,957)	(1,256)	415	(2,667)	(2,252)

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	10,281	(1,876)	8,405	10,764	(2,347)	8,417

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES I	672	(1,251)	(579)	1	(13)	(12)
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	1,432	(232)	1,200	2,701	(121)	2,580

INVESCO V.I. GLOBAL CORE EQUITY FUND	SERIES I	—	(9)	(9)	1	(12)	(11)

INVESCO V.I. HEALTH CARE FUND	SERIES I	301	(563)	(262)	30	(42)	(12)

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	311	(175)	136	284	(252)	32

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	735	(871)	(136)	780	(1,047)	(267)

INVESCO V.I. TECHNOLOGY FUND	SERIES I	14	(28)	(14)	29	(32)	(3)

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	22,122	(3,860)	18,262	11,685	(1,499)	10,186

The accompanying notes are an integral part of these financial statements.

FSA-102

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

JANUS HENDERSON ENTERPRISE PORTFOLIO	INSTITUTIONAL SHARES	19,298	(23,941)	(4,643)	13,593	(9,449)	4,144

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	INSTITUTIONAL SHARES	—	(10)	(10)	—	(221)	(221)

JANUS HENDERSON MID CAP VALUE PORTFOLIO	SERVICE SHARES	8,613	(7,731)	882	9,196	(16,882)	(7,686)

JANUS HENDERSON OVERSEAS PORTFOLIO	INSTITUTIONAL SHARES	220	(6,126)	(5,906)	1,354	(482)	872

LORD ABBETT SERIES FUND—BOND DEBENTURE PORTFOLIO	VC SHARES	12,608	(1,466)	11,142	8,619	(964)	7,655

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	138	(208)	(70)	200	(374)	(174)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	1,740	(691)	1,049	1,426	(2,401)	(975)

MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	CLASS I	532	(912)	(380)	51	(747)	(696)

MULTIMANAGER AGGRESSIVE EQUITY	IB	7,296	(3,349)	3,947	8,661	(2,003)	6,658

MULTIMANAGER CORE BOND	IB	2,448	(3,031)	(583)	102,461	(143,947)	(41,486)
MULTIMANAGER CORE BOND	IA	144,652	(41,420)	103,232	1,706	(1,680)	26

MULTIMANAGER TECHNOLOGY	IB	27,329	(4,992)	22,337	29,350	(1,971)	27,379

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	11,951	(15,080)	(3,129)	22,590	(12,974)	9,616

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	CLASS II	7,083	(1,140)	5,943	124	—	124

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	5,548	(3,224)	2,324	8,507	(7,378)	1,129

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	CLASS II	1,267	(73)	1,194	—	—	—

TARGET 2025 ALLOCATION	IB	1,200	(461)	739	807	(2,266)	(1,459)

The accompanying notes are an integral part of these financial statements.

FSA-103

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
TARGET 2035 ALLOCATION	IB	1,430	(906)	524	1,760	(2,559)	(799)

TARGET 2045 ALLOCATION	IB	2,493	(3,282)	(789)	2,860	(964)	1,896

TARGET 2055 ALLOCATION	IB	4,097	(564)	3,533	2,248	(1,465)	783

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	6,766	(4,582)	2,184	10,219	(2,789)	7,430

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	18,888	(6,751)	12,137	14,679	(7,237)	7,442

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	642	(1,167)	(525)	65	(43)	22

VANECK VIP EMERGING MARKETS FUND	INITIAL CLASS	562	(1,033)	(471)	7	(8)	(1)

VANECK VIP GLOBAL RESOURCES FUND	INITIAL CLASS	3,681	(7,020)	(3,339)	10,389	(9,591)	798
VANECK VIP GLOBAL RESOURCES FUND	CLASS S	8,152	(9,853)	(1,701)	8,644	(9,784)	(1,140)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-104

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements

December 31, 2023

1.	Organization

Equitable America Variable Account K (the “Account”) was established by Equitable Financial Life Insurance Company of America (“Equitable America”) in 2013. Equitable America changed its name effective December 13, 2019, and the Account changed its name subsequent to December 31, 2019. Equitable America is an Arizona stock life insurance company. On October 1, 2013, Equitable America entered into a reinsurance agreement with Protective Life Insurance Company (“Protective Life”) to reinsure an in-force book of life insurance and annuity policies written primarily prior to 2004.

The Account operates as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, Blackrock Variable Series Funds, Inc., BNY Mellon Investment Adviser, Inc., EQ Advisors Trust (“EQAT”), Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios Janus Aspen Series, Legg Mason Partners Variable Equity Trust, Lord Abbet Series Fund, INC., MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Universal Institutional Fund, Inc., and VanEck VIP Trust (collectively, “the Trusts”). The Trusts are registered under the 1940 Act as open-ended, investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AB Variable Products Series Fund, Inc.

•	AB VPS Discovery Portfolio(1)
•	AB VPS Relative Value Portfolio(2)
•	AB VPS Sustainable Global Thematic Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Global Core Equity Fund
•	Invesco V.I. Health Care Fund
•	Invesco V.I. Main Street Mid Cap Fund
•	Invesco V.I. Small Cap Equity Fund
•	Invesco V.I. Technology Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Asset Allocation FundSM
•	American Funds Insurance Series® Global Small Capitalization FundSM
•	American Funds Insurance Series® New World Fund®

Blackrock Variable Series Funds, Inc.

•	Blackrock Global Allocation V.I. Fund

BNY Mellon Investment Adviser, Inc.

•	BNY Mellon Stock Index Fund, Inc.

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Multi-Alternative Strategies
•	1290 VT Natural Resources
•	1290 VT Real Estate
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity ESG
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Small Cap Growth
•	EQ/AB Sustaunable U.S. Thematic Portfolio
•	EQ/Aggressive Allocation(3)
•	EQ/All Asset Growth Allocation
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy
•	EQ/Capital Group Research
•	EQ/Clearbridge Large Cap Growth ESG
•	EQ/Common Stock Index
•	EQ/Conservative Allocation(3)
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Conservative-Plus Allocation(3)

FSA-105

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

1.	Organization (Continued)

•	EQ/Core Bond Index
•	EQ/Core Plus Bond(3)
•	EQ/Emerging Markets Equity Plus
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Rising Dividends
•	EQ/Global Equity Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Invesco Global
•	EQ/Invesco Global Real Assets
•	EQ/Janus Enterprise
•	EQ/JPMorgan Growth Stock(4)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Loomis Sayles Growth
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation(3)
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation(3)
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return ESG
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/T. Rowe Price Health Sciences
•	EQ/Value Equity
•	EQ/Wellington Energy
•	Equitable Conservative Growth MF/ETF
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Technology
•	Target 2025 Allocation(3)
•	Target 2035 Allocation(3)
•	Target 2045 Allocation(3)
•	Target 2055 Allocation(3)

Fidelity® Variable Insurance Products Fund

•	Fidelity® VIP Asset Manager Portfolio
•	Fidelity® VIP Asset Manager: Growth Portfolio
•	Fidelity® VIP Growth & Income Portfolio
•	Fidelity® VIP Mid Cap Portfolio
•	Fidelity® VIP Value Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Franklin Income VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund

Ivy Variable Insurane Portfolios

•	Delaware Ivy VIP High Income

Janus Aspen Series

•	Janus Henderson Balanced Portfolio
•	Janus Henderson Enterprise Portfolio
•	Janus Henderson Global Research Portfolio
•	Janus Henderson Mid Cap Value Portfolio
•	Janus Henderson Overseas Portfolio

Legg Mason Partners Variable Equity Trust

•	Clearbridge Variable Mid Cap Portfolio

Lord Abbet Series Fund, Inc.

•	Lord Abbett Series Fund — Bond Debenture Portfolio

MFS® Variable Insurance Trust

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Blue Chip Growth Portfolio
•	T. Rowe Price Equity Income Portfolio
•	T. Rowe Price Mid-Cap Growth Portfolio

FSA-106

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

1.	Organization (Concluded)

The Universal Institutional Fund, Inc.

•	Morgan Stanley Variable Insurance Fund Inc. Emerging Markets Debt Portfolio

VanEck VIP Trust

•	VanEck VIP Emerging Markets Bond Fund
•	VanEck VIP Emerging Markets Fund
•	VanEck VIP Global Resources Fund

(1)	Formerly known as AB VPS Small/Mid Cap Value Portfolio
(2)	Formerly known as AB VPS Growth and Income Portfolio
(3)	The Variable Investment Option was previously held under EQ Premier VIP Trust until November 12, 2023.
(4)	Formerly known as EQ/T. Rowe Price Growth Stock
*	An affiliate of Equitable America providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

The Account is used to support MONY Corporate Sponsored Variable Universal Life (CSVUL), Incentive Life Legacy®, Incentive Life Legacy® II, Incentive Life Legacy® III, VUL LegacySM, Incentive Life Optimizer® III, VUL OptimizerSM and Equitable Advantage (collectively, the “Variable Life Policies”). These policies are issued by Equitable America, which is a wholly-owned subsidiary of Equitable Holdings, Inc.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable America’s other assets and liabilities. All Contracts are issued by Equitable America. The assets of the Account are the property of Equitable America. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable America may conduct.

The amount retained by Equitable America in the Account arises primarily from (1) contributions from Equitable America and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation of units. Amounts retained by Equitable America are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable America in the Account may be transferred at any time by Equitable America to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable America to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable America may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

FSA-107

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

2.	Significant Accounting Policies (Concluded)

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable America’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent Contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, to the guaranteed interest account of Equitable America’s General Account, and/or the Market Stabilizer Option.

Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or the Market Stabilizer Option. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable America is required by state insurance law to set aside additional assets in Equitable America’s General Account to provide for other policy benefits. Equitable America’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the contracts.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Life Policies participating in the Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by Equitable America is expected to affect the unit values of Variable Life Policies participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable America retains the right to charge for any federal income tax, which is attributable to the Account, if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

FSA-108

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2023 were as follows:

	Purchases	Sales
1290 VT CONVERTIBLE SECURITIES	$583,000	$220,409
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1,110,172	270,727
1290 VT EQUITY INCOME	1,201,319	981,419
1290 VT GAMCO MERGERS & ACQUISITIONS	620,204	244,814
1290 VT GAMCO SMALL COMPANY VALUE	9,389,399	3,928,861
1290 VT MULTI-ALTERNATIVE STRATEGIES	52,469	32,975
1290 VT NATURAL RESOURCES	1,160,221	931,553
1290 VT REAL ESTATE	515,789	162,387
1290 VT SMALL CAP VALUE	1,601,103	606,027
1290 VT SMARTBETA EQUITY ESG	1,683,470	629,829
1290 VT SOCIALLY RESPONSIBLE	657,927	160,254
AB VPS DISCOVERY VALUE PORTFOLIO	103,730	12,719
AB VPS RELATIVE VALUE PORTFOLIO	209,859	33,975
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	112,025	7,925
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1,367,734	385,409
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1,833,708	469,426
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1,777,089	607,361
BLACKROCK GLOBAL ALLOCATION V.I. FUND	670,663	147,265
BNY MELLON STOCK INDEX FUND, INC.	10,233,078	9,667,515
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	153,927	31,618
DELAWARE IVY VIP HIGH INCOME	5,068,405	1,344,164
EQ/400 MANAGED VOLATILITY	231,894	150,149
EQ/500 MANAGED VOLATILITY	840,169	533,966
EQ/2000 MANAGED VOLATILITY	193,894	203,054
EQ/AB SMALL CAP GROWTH	3,252,576	923,845
EQ/AB SUSTAINABLE U.S. THEMATIC	28,094	2,022
EQ/AGGRESSIVE ALLOCATION	6,443,960	3,175,575
EQ/ALL ASSET GROWTH ALLOCATION	3,788,966	1,391,138
EQ/AMERICAN CENTURY MID CAP VALUE	4,776,170	1,310,101
EQ/BALANCED STRATEGY	3,806,051	3,598,669
EQ/CAPITAL GROUP RESEARCH	822,187	515854
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	2,047,032	2,005,672
EQ/COMMON STOCK INDEX	29,806,395	7,216,915
EQ/CONSERVATIVE ALLOCATION	679,594	855,537
EQ/CONSERVATIVE GROWTH STRATEGY	1,500,745	1,039,051
EQ/CONSERVATIVE STRATEGY	206,822	307,449
EQ/CONSERVATIVE-PLUS ALLOCATION	1,723,011	1,251,036
EQ/CORE BOND INDEX	11,945,068	7,710,681
EQ/CORE PLUS BOND	3,157,611	1,694,933
EQ/EMERGING MARKETS EQUITY PLUS	574,146	52,002
EQ/EQUITY 500 INDEX	45,541,146	10,067,253
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	2,354,336	1,954,302
EQ/FRANKLIN RISING DIVIDENDS	3,561,829	1,542,352
EQ/GLOBAL EQUITY MANAGED VOLATILITY	786,912	840419
EQ/GOLDMAN SACHS MID CAP VALUE	2,265,181	497,747
EQ/GROWTH STRATEGY	6,426,130	3,295,786
EQ/INTERMEDIATE GOVERNMENT BOND	1,840,774	1,669,299
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	510,260	716,247
EQ/INTERNATIONAL EQUITY INDEX	8,284,197	2,141,040
EQ/INTERNATIONAL MANAGED VOLATILITY	126,984	116,850

FSA-109

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	$811,889	$580,225
EQ/INVESCO COMSTOCK	1,594,616	1,101,122
EQ/INVESCO GLOBAL	741,489	270,308
EQ/INVESCO GLOBAL REAL ASSETS	1,911,291	690,324
EQ/JANUS ENTERPRISE	2,671,229	828,636
EQ/JPMORGAN GROWTH STOCK	13,933,158	3,041,506
EQ/JPMORGAN VALUE OPPORTUNITIES	9,081,079	1,989,757
EQ/LARGE CAP CORE MANAGED VOLATILITY	894,842	426,280
EQ/LARGE CAP GROWTH INDEX	7,837,646	1,784,990
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	3,128,803	1,452,865
EQ/LARGE CAP VALUE INDEX	4,449,807	854,394
EQ/LARGE CAP VALUE MANAGED VOLATILITY	981,017	633,045
EQ/LAZARD EMERGING MARKETS EQUITY	1,380,669	1,156,490
EQ/LOOMIS SAYLES GROWTH	3,291,340	1704686
EQ/MFS INTERNATIONAL GROWTH	7,077,015	1,806,079
EQ/MFS INTERNATIONAL INTRINSIC VALUE	5,047,545	1,767,557
EQ/MFS MID CAP FOCUSED GROWTH	3,060,347	1,138,042
EQ/MFS TECHNOLOGY	3,841,817	1,698,251
EQ/MFS UTILITIES SERIES	372,481	84,836
EQ/MID CAP INDEX	6,749,941	1,428,528
EQ/MID CAP VALUE MANAGED VOLATILITY	1,213,886	559,920
EQ/MODERATE ALLOCATION	9,652,315	3,578,640
EQ/MODERATE GROWTH STRATEGY	12,228,459	5,082,483
EQ/MODERATE-PLUS ALLOCATION	19,214,568	10,116,359
EQ/MONEY MARKET	58068779	50247775
EQ/MORGAN STANLEY SMALL CAP GROWTH	2,789,465	879,312
EQ/PIMCO GLOBAL REAL RETURN	363,068	100,666
EQ/PIMCO REAL RETURN	2,517,541	902,727
EQ/PIMCO TOTAL RETURN ESG	3,554,423	1,651,156
EQ/PIMCO ULTRA SHORT BOND	3,744,428	3,067,287
EQ/QUALITY BOND PLUS	416,272	405,738
EQ/SMALL COMPANY INDEX	6,345,259	1,509,303
EQ/T. ROWE PRICE HEALTH SCIENCES	1,842,391	454,114
EQ/VALUE EQUITY	2,637,318	1,583,862
EQ/WELLINGTON ENERGY	600,403	1,067,226
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1,066,578	778,092
FIDELITY® VIP ASSET MANAGER PORTFOLIO	282	106
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	303,480	39,934
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	2,443,241	752,790
FIDELITY® VIP MID CAP PORTFOLIO	2,237,028	1,005,714
FIDELITY® VIP VALUE PORTFOLIO	462,983	64,253
FRANKLIN INCOME VIP FUND	71,765	64,730
FRANKLIN SMALL CAP VALUE VIP FUND	2,154,262	459,132
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	202,616	49,203
INVESCO V.I. GLOBAL CORE EQUITY FUND	29	223
INVESCO V.I. HEALTH CARE FUND	14,110	26,240
INVESCO V.I. MAIN STREET MID CAP FUND	75,425	42,460
INVESCO V.I. SMALL CAP EQUITY FUND	244,389	251,303
INVESCO V.I. TECHNOLOGY FUND	710	1,463
JANUS HENDERSON BALANCED PORTFOLIO	2,246,320	381,571
JANUS HENDERSON ENTERPRISE PORTFOLIO	1,018,018	928,813
JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	1,001	237
JANUS HENDERSON MID CAP VALUE PORTFOLIO	490,714	336,993
JANUS HENDERSON OVERSEAS PORTFOLIO	9,061	183,474

FSA-110

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

4.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	$1,452,335	$149,819
MFS® INVESTORS TRUST SERIES	106,657	76,457
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1,005,792	322,935
MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	22,120	28,146
MULTIMANAGER AGGRESSIVE EQUITY	1,764,283	853,389
MULTIMANAGER CORE BOND	2,959,692	1,151,069
MULTIMANAGER TECHNOLOGY	8,769,665	2,695,170
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	2,261,070	1,664,050
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	962,081	159,736
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1,327,609	695,073
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	153,473	8,364
TARGET 2025 ALLOCATION	225,301	67,253
TARGET 2035 ALLOCATION	298,902	143,444
TARGET 2045 ALLOCATION	490,015	539,321
TARGET 2055 ALLOCATION	839,316	99,187
TEMPLETON DEVELOPING MARKETS VIP FUND	877,937	574,157
TEMPLETON GLOBAL BOND VIP FUND	1,866,433	712,605
VANECK VIP EMERGING MARKETS BOND FUND	16,956	28,383
VANECK VIP EMERGING MARKETS FUND	16,300	29,482
VANECK VIP GLOBAL RESOURCES FUND	1,106,771	1,303,373

5.	Expenses and Related Party Transactions

Investment Manager and Advisors:

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), and Equitable Investment Management Group, LLC (“EIMG”), affiliates of Equitable America. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, an affiliate of Equitable America, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable America, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 2.36% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

FSA-111

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

5.	Expenses and Related Party Transactions (Concluded)

Equitable America, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment sub-advisor for a number of Portfolios in EQAT including 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Small Cap Growth, EQ/AB Sustainable US Thematic, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index, as well as a portion of EQ/Emerging Markets Equity Plus, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership, which is indirectly majority-owned by Equitable Holdings, Inc.

Contract Distribution and Principal Underwriter:

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Variable Life Policies and the Accounts. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Variable Life Policies are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”), or its subsidiaries (affiliates of Equitable America). Equitable Network receives commissions under its General Sales Agreement with Equitable America and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service related payments under its Supervisory and Distribution Agreement with Equitable America. The financial professionals are compensated on a commission basis by Equitable Network. The Variable Life Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with Equitable America) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable America policies for these companies are appointed agents of Equitable America, and are registered representatives of the broker-dealers under contracts with Equitable Distributors.

Equitable Financial Life Insurance Company, an affiliate of Equitable America, serves as the transfer agent for EQAT.

6.	Contractowner Charges

The table below lists the current fees deducted from either the Variable Investment Option assessed as a redemption of units or as a percentage of premium paid. Actual charges amounts may vary or may be zero depending on the terms of the various policies. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Premium Charge	From each premium	0% to 19%	Deducted from each premium payment and is netted against “Payments received from Contractowners”

Mortality & Expense Risk Charge	Monthly	0% to 1.75%	Unit liquidation from account value

FSA-112

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

6.	Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

Administrative Charge	Monthly

$0 to $20

A charge between $0.03 and $1.82 per $1,000 of the initial base policy face amount and any face amount increase above the previous highest face amount is also deducted at the beginning of each policy month in the first ten policy years and for ten years following a face amount increase.

Unit liquidation from account value

Cost of Insurance	Monthly	Varies as per policy	Unit liquidation from account value

Transfer Charge	Upon transfer (Equitable America does not currently assess this charge, but reserves the right to impose a transfer charge)	$0 to $25	Unit liquidation from account value

Partial Surrender Charge	Upon a partial surrender under the Policy	$0 to $25	Unit liquidation from account value

Surrender Charge	At time of full policy surrender	Varies as per policy	Unit liquidation from account value

Reinstatement Fee	At the time the Policy is reinstated	Current Charge — $150	Unit liquidation from account value

Loan Interest Rate Spread	Annually on each contract date anniversary after a loan is taken or on loan termination	0% to 1.60% depending on the policy year	Unit liquidation from account value

Illustration Projection Report Charge	At time of transaction	$0 to $25	Charges for this service must be paid using funds outside of policy

Charge for State and Local Tax Expense	At time of transaction	0% to 5%	Deduct from premium

Charge for Federal Tax Expense	At time of transaction	Current Charge — 1.25%	Deduct from premium

Riders	Monthly (while the rider is in effect)	Charge per $1,000 of rider benefit amount or a percentage of all other monthly charges, depending on the rider.	Unit liquidation from account value

The VUL Legacy, VUL Optimizer, Equitable Advantage and VUL Incentive Life Protect policies have an expense reduction in the calculation of the daily unit values of each Variable Investment Option of the Account (the “Investment Expense Reduction”). The Investment Expense Reduction for each Variable Investment Option will be determined based upon the Net Total Annual Portfolio Operating Expenses of each Variable Investment Option’s corresponding Portfolio. The Net Total Annual Portfolio Operating Expense is defined as the total annual portfolio operating expense after the application of any contractual expense limitation arrangements that are in place for more than one year. The Investment Expense Reduction for each Variable Investment Option will be initially determined and then annually updated, based upon the Net Total Annual Portfolio Operating Expense of each Variable Investment Option’s corresponding Portfolio either (1) as shown in the annual Portfolio prospectuses dated on or about May 1st of each calendar year, for existing Portfolios which are effective as of that date; or (2) as shown in the initial effective Portfolio prospectuses, for new portfolios that become effective after that date, as applicable. The Investment Expense Reduction will be calculated based upon which of these three ranges that the Net Total Annual Portfolio Operating Expense falls into; (1) less than 0.80%, (2) 0.80%

FSA-113

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

6.	Contractowner Charges (Concluded)

through 1.15%, (3) or greater than 1.15%. The Investment Expense Reduction will be the amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.40%, the amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.80%, or 0.15%, respectively. In no event will the Annual Investment Expense Reduction exceed the Net Total Annual Portfolio Operating Expenses if the Net Total Annual Operating Expenses, before the Investment Expense Reduction, are below 1.15%. These ranges and formula amounts will not change while the policy remains in effect.

For policies with the Market Stabilizer Option, there is an additional charge ranging from 0.40% to 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The guaranteed maximum charge associated with the Market Stabilizer Option ranges from 1.60% to 2.40%. The current percentage charge for Market Stabilizer Option is lower than the guaranteed charge.

For policies with the Market Stabilizer Option II, there is an additional charge of 0.40% of any policy account value allocated to each segment of the Market Stabilizer Option II on a current basis. The guaranteed maximum charge associated with the Market Stabilizer Option II is 1.65%.

7.	Reorganizations

There were no reorganizations within the Variable Investment Options of the Account during the year ended December 31, 2023.

In November 2022, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios (each, a “Surviving Portfolio”, and collectively, the “Surviving Portfolios”) acquired the net assets of other Portfolios (each, a “Removed Portfolio”, and collectively, the “Removed Portfolios”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

	Removed Portfolio	Surviving Portfolio

November 11, 2022	1290 VT Low Volatility Global Equity	EQCommon Stock Index
Share Class	IB	IB
Shares	28,319	725,649
Net Asset Value	$4.90	$39.64
Net Assets Before Merger	$138,727	$28,628,905
Net Assets After Merger	$—	$28,767,632
Realized Loss	$(100,118)

	Removed Portfolio	Surviving Portfolio

November 11, 2022	EQ/Fraklin Strategic Income	EQ/Core Plus Bond
Share Class	IB	B
Shares	1,245,053	5,130,004
Net Asset Value	$8.72	$3.41
Net Assets Before Merger	$10,861,175	$6,607,838
Net Assets After Merger	$—	$17,469,013
Realized Loss	$(2,088,638)

	Removed Portfolio	Surviving Portfolio

November 11, 2022	EQ/Invesco International Growth	EQ/MFS International Growth
Share Class	IB	IB
Shares	198,460	2,836,485
Net Asset Value	$32.58	$6.99

FSA-114

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

7.	Reorganizations (Concluded)

	Removed Portfolio	Surviving Portfolio

November 11, 2022	EQ/Invesco International Growth	EQ/MFS International Growth
Net Assets Before Merger	$6,466,396	$13,356,715
Net Assets After Merger	$—	$19,823,111
Realized Loss	$(1,017,814)

8.	Financial Highlights

Shown below is accumulation unit value information for units outstanding, investment income ratio and total return at the period indicated.

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
1290 VT Convertible Securities, Class IB
2023	$190.74	15,994	$2,650	2.69%	13.68%
2022	$167.79	13,960	$2,051	1.32%	(20.92)%
2021	$212.19	10,256	$1,946	14.09%	1.00%
2020	$210.09	6,613	$1,328	1.63%	39.09%
2019	$151.05	4,521	$683	4.83%	23.93%

1290 VT Doubleline Opportunistic Bond, Class IB
2023	$104.80	31,181	$3,161	4.84%	6.54%
2022	$ 98.37	23,809	$2,274	3.53%	(13.39)%
2021	$113.58	16,172	$1,796	2.59%	(0.44)%
2020	$114.08	9,373	$1,057	2.71%	4.30%
2019	$109.38	5,639	$617	4.04%	8.12%

1290 VT Equity Income, Class IA
2023	$ 52.71	26,978	$1,422	2.10%	5.40%
2022	$ 50.01	35,162	$1,758	1.60%	3.07%
2021	$ 48.52	84,166	$4,084	1.54%	26.39%
2020	$ 38.39	84,238	$3,234	2.09%	(4.53)%
2019	$ 40.21	85,786	$3,449	2.30%	24.22%

1290 VT Equity Income, Class IB
2023	$371.71	14,818	$4,727	2.10%	5.41%
2022	$352.63	13,578	$4,366	1.60%	3.07%
2021	$342.13	12,349	$4,014	1.54%	26.39%
2020	$270.70	11,900	$3,182	2.09%	(4.54)%
2019	$283.57	10,637	$3,009	2.30%	24.21%

1290 VT GAMCO Mergers & Acquisitions, Class IB
2023	$223.64	18,176	$3,473	1.94%	9.52%
2022	$204.20	16,272	$2,963	0.33%	(6.02)%
2021	$217.29	15,794	$3,212	0.70%	11.39%
2020	$195.08	13,872	$2,643	0.19%	(1.30)%
2019	$197.64	12,095	$2,390	4.21%	8.62%

1290 VT GAMCO Small Company Value, Class IB
2023	$149.19	160,931	$70,077	0.65%	21.05%
2022	$123.25	152,630	$57,422	0.55%	(10.68)%
2021	$137.98	132,653	$61,572	0.66%	25.14%
2020	$110.26	119,327	$48,337	0.81%	9.50%
2019	$100.69	101,247	$39,697	0.64%	23.35%

1290 VT Multi-Alternative Strategies, Class IB
2023	$ 91.21	1,294	$118	2.07%	5.21%
2022	$ 86.69	1,123	$97	2.79%	(11.21)%
2021(c)	$ 97.64	378	$37	17.94%	(2.91)%

1290 VT Natural Resources, Class IB
2023	$151.57	14,885	$2,256	3.67%	1.23%
2022	$149.73	13,899	$2,081	4.38%	32.69%

FSA-115

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
2021	$112.84	6,709	$757	6.96%	30.18%
2020	$ 86.68	339	$29	6.10%	(15.57)%
2019(a)	$102.67	71	$7	6.17%	(1.01)%

1290 VT Real Estate, Class IB
2023	$ 88.90	9,304	$827	3.73%	9.64%
2022	$ 81.08	5,156	$418	0.29%	(24.93)%
2021(c)	$108.01	540	$58	7.69%	7.81%

1290 VT Small Cap Value, Class IB
2023	$159.68	23,137	$4,163	1.27%	6.11%
2022	$150.49	18,967	$3,322	0.48%	0.44%
2021	$149.83	14,498	$2,630	1.24%	39.05%
2020	$107.75	11,403	$1,541	2.81%	(1.18)%
2019	$109.04	68	$7	0.23%	5.00%

1290 VT Smartbeta Equity ESG, Class IB
2023	$204.43	30,823	$5,512	1.49%	16.56%
2022	$175.39	24,713	$3,868	1.78%	(14.56)%
2021	$205.29	11,588	$2,114	1.55%	23.09%
2020	$166.78	6,909	$1,090	0.73%	10.98%
2019	$150.28	4,288	$640	1.63%	26.93%

1290 VT Socially Responsible, Class IA
2023	$ 37.39	24	$1	0.83%	27.52%
2022	$ 29.32	24	$1	0.72%	(22.12)%
2021	$ 37.65	267	$10	0.66%	30.32%
2020	$ 28.89	269	$8	0.67%	19.98%
2019	$ 24.08	272	$7	1.31%	30.23%

1290 VT Socially Responsible, Class IB
2023	$415.28	12,616	$3,049	0.83%	27.50%
2022	$325.71	10,321	$2,029	0.72%	(22.11)%
2021	$418.17	7,503	$2,091	0.66%	30.31%
2020	$320.90	3,364	$823	0.67%	19.96%
2019	$267.51	3,223	$852	1.31%	30.26%

AB VPS Discovery Value Portfolio, Class B
2023	$113.14	1,167	$132	0.82%	17.16%
2022(d)	$ 96.57	343	$33	0.03%	(1.24)%

AB VPS Relative Value Portfolio, Class B
2023	$112.63	2,594	$292	1.59%	11.89%
2022(d)	$100.66	1,145	$115	0.41%	3.05%

AB VPS Sustainable Global Thematic Portfolio, Class B
2023	$112.61	1,335	$150	0.03%	16.10%
2022(d)	$ 96.99	385	$37	0.00%	(2.73)%

American Funds Insurance Series® Asset Allocation Fund, Class 4
2023	$103.89	19,972	$2,075	2.40%	14.20%
2022	$ 90.97	10,699	$973	2.48%	(13.53)%
2021(c)	$105.21	2,420	$255	2.80%	4.55%

American Funds Insurance Series® Global Small Capitalization Fund, Class 4
2023	$192.57	52,351	$8,512	0.03%	15.78%
2022	$166.32	42,592	$6,157	0.00%	(29.69)%
2021	$236.55	30,635	$6,631	0.00%	6.43%
2020	$222.26	22,352	$4,772	0.12%	29.39%
2019	$171.78	17,319	$2,960	0.01%	31.25%

American Funds Insurance Series® New World Fund®, Class 4
2023	$164.87	64,727	$9,686	1.31%	15.67%
2022	$142.53	56,508	$7,388	1.17%	(22.25)%
2021	$183.33	43,873	$7,580	0.72%	4.63%
2020	$175.22	29,303	$5,036	0.04%	23.30%

FSA-116

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
2019	$142.11	23,299	$3,309	0.85%	28.82%

Blackrock Global Allocation V.I. Fund, Class III
2023	$ 94.94	13,049	$1,239	3.24%	12.73%
2022	$ 84.22	7,461	$628	0.00%	(15.91)%
2021(c)	$100.15	2,048	$205	0.89%	(0.31)%

BNY Mellon Stock Index Fund, Inc., Initial shares
2023	$ 77.78	378,826	$29,464	1.42%	25.94%
2022	$ 61.76	389,520	$24,058	1.34%	(18.32)%
2021	$ 75.61	439,313	$33,218	1.13%	28.41%
2020	$ 58.88	499,341	$29,403	1.59%	18.00%
2019	$ 49.90	597,861	$29,832	1.74%	31.18%

Clearbridge Variable Mid Cap Portfolio, Class II
2023	$ 93.87	3,396	$319	0.02%	12.92%
2022	$ 83.13	1,990	$165	0.15%	(25.29)%
2021(c)	$111.27	241	$27	0.00%	10.41%

Delaware Ivy VIP High Income, Class II
2023	$148.88	150,261	$20,634	6.20%	11.75%
2022	$133.22	127,705	$15,988	6.41%	(10.97)%
2021	$149.63	110,843	$15,934	5.69%	6.06%
2020	$141.08	90,308	$12,512	7.01%	6.03%
2019	$133.06	77,636	$10,310	6.27%	11.19%

EQ/400 Managed Volatility, Class IB
2023	$328.13	4,933	$1,619	1.19%	15.44%
2022	$284.25	4,848	$1,378	0.77%	(15.51)%
2021	$336.44	4,844	$1,630	0.40%	23.67%
2020	$272.04	4,866	$1,324	0.70%	13.44%
2019	$239.80	4,737	$1,136	1.09%	24.93%

EQ/500 Managed Volatility, Class IB
2023	$416.30	16,185	$6,738	1.14%	25.24%
2022	$332.39	16,491	$5,481	0.82%	(19.99)%
2021	$415.44	17,237	$7,161	0.58%	27.61%
2020	$325.55	16,335	$5,318	1.02%	17.02%
2019	$278.21	15,780	$4,390	1.70%	29.90%

EQ/2000 Managed Volatility, Class IB
2023	$272.60	8,586	$2,340	1.31%	15.98%
2022	$235.04	8,834	$2,076	0.77%	(22.40)%
2021	$302.90	8,363	$2,533	0.39%	13.93%
2020	$265.87	7,765	$2,065	0.87%	19.29%
2019	$222.87	7,005	$1,561	1.01%	24.45%

EQ/AB Small Cap Growth, Class IA
2023	$ 51.06	102	$5	0.30%	17.73%
2022	$ 43.37	107	$5	0.20%	(28.47)%
2021	$ 60.63	113	$7	0.00%	12.93%
2020	$ 53.69	3,571	$192	0.10%	36.06%
2019	$ 39.46	126	$5	0.19%	27.78%

EQ/AB Small Cap Growth, Class IB
2023	$690.82	77,890	$25,994	0.30%	17.73%
2022	$586.80	63,654	$19,988	0.20%	(28.46)%
2021	$820.23	35,452	$18,647	0.00%	12.92%
2020	$726.39	24,253	$14,531	0.10%	36.06%
2019	$533.87	18,332	$9,678	0.19%	27.80%

EQ/AB Sustainable US Thematic, Class IB
2023	$116.95	289	$34	0.70%	20.75%
2022(d)	$ 96.85	48	$5	0.38%	(0.87)%

EQ/Aggressive Allocation, Class IB
2023	$383.26	173,907	$48,805	1.42%	18.44%

FSA-117

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
2022	$323.60	156,806	$40,036	0.92%	(18.36)%
2021	$396.36	136,116	$46,561	4.30%	17.18%
2020	$338.25	117,634	$37,843	2.85%	15.40%
2019	$293.12	115,584	$33,863	1.59%	24.49%

EQ/All Asset Growth Allocation, Class IB
2023	$ 28.93	99,154	$19,143	2.03%	14.17%
2022	$ 25.34	84,673	$15,132	1.38%	(14.48)%
2021	$ 29.63	74,597	$16,142	4.09%	10.89%
2020	$ 26.72	68,235	$13,671	1.64%	12.32%
2019	$ 23.79	61,990	$11,256	1.77%	19.07%

EQ/American Century Mid Cap Value, Class IB
2023	$364.60	96,177	$26,918	1.79%	6.00%
2022	$343.97	83,686	$23,324	2.95%	(1.49)%
2021	$349.17	75,790	$22,886	1.22%	23.00%
2020(b)	$283.87	61,629	$16,442	1.43%	1.32%
2019	$280.16	42,454	$11,861	2.02%	28.82%

EQ/Balanced Strategy, Class IB
2023	$210.08	206,379	$43,365	1.56%	13.23%
2022	$185.54	210,312	$39,029	0.94%	(15.57)%
2021	$219.75	215,045	$47,265	1.83%	9.49%
2020	$200.71	213,283	$42,816	1.84%	11.21%
2019	$180.48	212,427	$38,345	1.58%	15.69%

EQ/Capital Group Research, Class IA
2023	$ 45.42	1,577	$72	0.35%	22.99%
2022	$ 36.93	1,602	$59	0.17%	(18.98)%
2021	$ 45.58	1,857	$85	0.00%	23.06%
2020	$ 37.04	1,875	$69	0.14%	23.30%
2019	$ 30.04	1,896	$57	0.58%	32.86%

EQ/Capital Group Research, Class IB
2023	$643.79	13,401	$8,627	0.35%	22.99%
2022	$523.46	13,591	$7,114	0.17%	(18.98)%
2021	$646.08	13,229	$8,547	0.00%	23.06%
2020	$525.00	12,722	$6,679	0.14%	23.27%
2019	$425.90	6,782	$2,889	0.58%	32.88%

EQ/Clearbridge Large Cap Growth ESG, Class IB
2023	$560.93	38,877	$16,010	0.00%	45.88%
2022	$384.52	36,898	$11,306	0.00%	(32.12)%
2021	$566.44	31,423	$15,508	0.00%	21.72%
2020	$465.37	27,957	$12,379	0.00%	30.86%
2019	$355.63	27,627	$9,814	0.03%	32.00%

EQ/Common Stock Index, Class IA (e)
2023	$ 65.02	24,307	$1,581	1.21%	25.13%
2022	$ 51.96	28,784	$1,496	0.85%	(19.49)%
2021	$ 64.54	29,606	$1,911	0.77%	24.91%
2020	$ 51.67	23,102	$1,194	1.21%	19.77%
2019	$ 43.14	23,523	$1,015	1.60%	30.25%

EQ/Common Stock Index, Class IB (e)
2023	$415.48	527,755	$143,494	1.21%	25.13%
2022	$332.03	428,450	$100,380	0.85%	(19.49)%
2021	$412.42	327,445	$106,836	0.77%	24.93%
2020	$330.12	235,104	$70,682	1.21%	19.77%
2019	$275.63	191,814	$52,691	1.60%	30.24%

EQ/Conservative Allocation, Class IA
2023	$ 15.19	—	$—	2.39%	7.96%
2022	$ 14.07	—	$—	1.36%	(12.61)%
2021(c)	$ 16.10	10,166	$164	1.59%	2.68%

FSA-118

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/Conservative Allocation, Class IB
2023	$180.59	25,702	$4,066	2.39%	7.95%
2022	$167.29	26,483	$4,055	1.36%	(12.59)%
2021	$191.39	26,334	$4,753	1.59%	2.70%
2020	$186.35	22,244	$4,069	1.85%	7.32%
2019	$173.64	21,380	$3,712	1.65%	9.24%

EQ/Conservative Growth Strategy, Class IB
2023	$186.73	59,595	$11,128	1.63%	11.58%
2022	$167.35	58,772	$9,835	0.96%	(14.52)%
2021	$195.77	60,036	$11,753	1.53%	7.09%
2020	$182.81	62,884	$11,496	1.72%	9.93%
2019	$166.29	59,790	$9,942	1.52%	13.39%

EQ/Conservative Strategy, Class IB
2023	$146.40	17,871	$2,616	1.67%	8.28%
2022	$135.20	18,945	$2,561	1.00%	(12.27)%
2021	$154.11	19,872	$3,062	1.09%	2.46%
2020	$150.41	19,366	$2,913	1.50%	7.33%
2019	$140.14	18,935	$2,654	1.54%	8.94%

EQ/Conservative-Plus Allocation, Class IA
2023	$ 17.47	—	$—	2.11%	10.92%
2022	$ 15.75	997	$16	1.32%	(14.54)%
2021	$ 18.43	19,031	$351	2.26%	6.72%
2020	$ 17.27	1,015	$18	2.12%	10.00%
2019	$ 15.70	1,025	$16	1.59%	13.44%

EQ/Conservative-Plus Allocation, Class IB
2023	$224.01	47,154	$8,756	2.11%	10.93%
2022	$201.94	43,808	$7,724	1.32%	(14.55)%
2021	$236.33	40,057	$8,702	2.26%	6.73%
2020	$221.42	35,863	$7,714	2.12%	9.99%
2019	$201.31	33,726	$6,775	1.59%	13.48%

EQ/Core Bond Index, Class IA
2023	$ 16.84	180,729	$3,043	2.35%	4.60%
2022	$ 16.10	231,427	$3,727	1.74%	(8.78)%
2021	$ 17.65	309,632	$5,464	1.62%	(2.05)%
2020	$ 18.02	240,968	$4,343	1.53%	6.06%
2019	$ 16.99	252,650	$4,294	2.02%	6.25%

EQ/Core Bond Index, Class IB
2023	$150.61	158,629	$19,464	2.35%	4.56%
2022	$144.04	115,700	$14,113	1.74%	(8.74)%
2021	$157.84	93,795	$13,106	1.62%	(2.10)%
2020	$161.22	63,680	$9,796	1.53%	6.07%
2019	$152.00	51,562	$7,783	2.02%	6.26%

EQ/Core Plus Bond, Class IB (f)
2023	$158.57	130,989	$19,557	2.45%	4.52%
2022	$151.71	121,339	$17,692	5.23%	(12.94)%
2021	$174.25	45,483	$7,925	1.77%	(1.68)%
2020	$177.22	20,442	$3,623	2.26%	14.86%
2019	$154.29	18,875	$2,912	2.16%	6.91%

EQ/Emerging Markets Equity Plus, Class IB
2023	$116.24	13,867	$1,612	2.93%	10.53%
2022	$105.17	9,519	$1,001	2.55%	(17.46)%
2021	$127.41	4,995	$636	1.79%	(0.43)%
2020	$127.96	1,255	$161	2.01%	14.25%
2019(a)	$112.00	121	$14	11.20%	6.28%

EQ/Equity 500 Index, Class IB
2023	$474.34	848,914	$238,999	1.20%	25.57%

FSA-119

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
2022	$377.74	657,674	$162,555	1.16%	(18.54)%
2021	$463.70	485,156	$165,008	0.94%	27.97%
2020	$362.34	342,641	$108,353	1.40%	17.77%
2019	$307.67	254,951	$77,757	1.77%	30.68%

EQ/Fidelity Institutional AM® Large Cap, Class IB
2023	$455.65	34,700	$15,811	0.50%	31.38%
2022	$346.81	36,795	$12,761	0.53%	(21.06)%
2021	$439.35	36,332	$15,962	0.43%	25.22%
2020	$350.87	36,629	$12,852	0.76%	26.33%
2019	$277.75	35,911	$9,974	1.02%	31.07%

EQ/Fidelity Institutional AM® Large Cap, Class K
2023	$ 72.42	40,015	$2,898	0.50%	31.72%
2022	$ 54.98	27,768	$1,527	0.53%	(20.87)%
2021	$ 69.48	40,328	$2,802	0.43%	25.53%
2020	$ 55.35	41,255	$2,283	0.76%	26.66%
2019	$ 43.70	44,796	$1,958	1.02%	31.39%

EQ/Franklin Rising Dividends, Class IB
2023	$445.33	79,245	$23,636	1.16%	12.13%
2022	$397.15	67,849	$19,459	0.80%	(10.61)%
2021	$444.30	56,509	$19,704	0.72%	26.78%
2020	$350.45	43,862	$13,729	1.00%	16.18%
2019	$301.65	35,334	$10,642	1.16%	29.76%

EQ/Global Equity Managed Volatility, Class IB
2023	$492.69	21,978	$10,828	0.89%	21.33%
2022	$406.07	23,249	$9,441	0.35%	(20.94)%
2021	$513.65	23,081	$11,855	0.91%	15.89%
2020	$443.21	23,290	$10,322	0.66%	14.28%
2019	$387.83	24,677	$9,571	1.35%	25.27%

EQ/Goldman Sachs Mid Cap Value, Class IB
2023	$335.90	38,118	$8,182	0.83%	11.23%
2022	$302.00	28,887	$5,945	0.70%	(10.61)%
2021	$337.85	19,587	$5,176	0.29%	30.50%
2020	$258.88	14,226	$3,184	0.68%	8.48%
2019	$238.65	9,672	$2,300	0.95%	30.79%

EQ/Growth Strategy, Class IB
2023	$265.11	296,209	$78,527	1.43%	16.50%
2022	$227.56	294,518	$67,021	0.88%	(17.44)%
2021	$275.62	287,948	$79,363	2.33%	14.33%
2020	$241.08	278,619	$67,169	2.15%	13.62%
2019	$212.19	262,854	$55,776	1.63%	20.26%

EQ/Intermediate Government Bond, Class IA
2023	$ 18.78	168,252	$3,159	2.76%	3.87%
2022	$ 18.08	190,725	$3,448	0.96%	(7.61)%
2021	$ 19.57	207,941	$4,070	0.72%	(2.15)%
2020	$ 20.00	227,564	$4,551	0.93%	4.33%
2019	$ 19.17	246,567	$4,728	1.50%	4.13%

EQ/Intermediate Government Bond, Class IB
2023	$127.80	17,833	$2,241	2.76%	3.88%
2022	$123.03	14,246	$1,736	0.96%	(7.64)%
2021	$133.21	11,200	$1,593	0.72%	(2.13)%
2020	$136.11	10,252	$1,474	0.93%	4.30%
2019	$130.50	9,336	$1,292	1.50%	4.17%

EQ/International Core Managed Volatility, Class IB
2023	$224.98	29,332	$6,196	1.76%	16.78%
2022	$192.66	30,916	$5,630	1.31%	(14.12)%
2021	$224.33	28,505	$6,206	2.43%	10.03%

FSA-120

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
2020	$203.88	25,972	$5,262	1.48%	8.47%
2019	$187.96	25,600	$4,808	2.09%	22.44%

EQ/International Equity Index, Class IA
2023	$ 19.86	344,599	$6,845	3.17%	19.06%
2022	$ 16.68	332,370	$5,545	2.71%	(11.93)%
2021	$ 18.94	331,546	$6,279	3.48%	10.95%
2020	$ 17.07	347,412	$5,930	2.08%	3.83%
2019	$ 16.44	338,179	$5,559	3.04%	22.14%

EQ/International Equity Index, Class IB
2023	$200.96	171,885	$28,516	3.17%	19.06%
2022	$168.79	134,625	$19,486	2.71%	(11.91)%
2021	$191.60	106,237	$18,215	3.48%	10.95%
2020	$172.69	77,354	$12,952	2.08%	3.83%
2019	$166.32	66,097	$10,984	3.04%	22.14%

EQ/International Managed Volatility, Class IB
2023	$171.86	11,431	$1,965	2.30%	16.90%
2022	$147.02	11,629	$1,710	1.15%	(14.99)%
2021	$172.95	11,146	$1,928	3.24%	10.65%
2020	$156.30	10,836	$1,694	1.74%	6.63%
2019	$146.58	9,990	$1,464	2.60%	21.44%

EQ/International Value Managed Volatility, Class IA
2023	$ 24.89	2,664	$66	2.18%	18.58%
2022	$ 20.99	2,676	$56	1.59%	(13.66)%
2021	$ 24.31	24,481	$595	2.28%	10.35%
2020	$ 22.03	24,694	$544	1.45%	4.16%
2019	$ 21.15	25,007	$529	2.30%	22.68%

EQ/International Value Managed Volatility, Class IB
2023	$235.51	30,462	$6,307	2.18%	18.59%
2022	$198.59	29,037	$5,232	1.59%	(13.66)%
2021	$230.00	26,871	$5,746	2.28%	10.32%
2020	$208.49	23,529	$4,812	1.45%	4.19%
2019	$200.10	21,701	$4,342	2.30%	22.66%

EQ/Invesco Comstock, Class IB
2023	$400.14	23,212	$7,380	1.63%	12.00%
2022	$357.27	22,035	$6,754	1.64%	0.50%
2021	$355.48	19,074	$6,390	1.17%	33.00%
2020	$267.27	18,173	$4,829	2.16%	(0.76)%
2019	$269.33	16,648	$4,482	2.01%	24.98%

EQ/Invesco Global, Class IB
2023	$152.49	14,578	$2,223	0.00%	34.31%
2022	$113.54	11,236	$1,276	0.00%	(31.79)%
2021	$166.45	5,077	$845	0.00%	15.48%
2020	$144.14	1,663	$240	0.00%	27.49%
2019(a)	$113.06	39	$4	0.92%	6.41%

EQ/Invesco Global Real Assets, Class IB
2023	$214.79	58,887	$11,172	2.32%	10.13%
2022	$195.03	53,420	$9,455	1.68%	(9.00)%
2021	$214.31	48,817	$9,888	3.21%	21.00%
2020	$177.12	41,716	$7,215	2.67%	(12.21)%
2019	$201.75	35,931	$7,216	4.90%	22.52%

EQ/Janus Enterprise, Class IA
2023	$ 65.00	553	$36	0.03%	17.01%
2022	$ 55.55	560	$31	0.00%	(16.58)%
2021	$ 66.59	12,204	$813	0.10%	16.85%
2020	$ 56.99	12,346	$704	0.00%	18.80%
2019	$ 47.97	12,549	$602	0.02%	36.47%

FSA-121

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/Janus Enterprise, Class IB
2023	$530.05	49,128	$19,179	0.03%	17.02%
2022	$452.97	44,812	$15,872	0.00%	(16.58)%
2021	$543.01	39,367	$18,213	0.10%	16.84%
2020	$464.75	35,138	$15,031	0.00%	18.82%
2019	$391.15	23,115	$9,027	0.02%	36.46%

EQ/JPMorgan Growth Stock, Class IB
2023	$ 62.47	179,778	$54,047	0.00%	46.33%
2022	$ 42.69	153,188	$33,946	0.00%	(38.65)%
2021	$ 69.58	106,965	$44,306	0.00%	13.84%
2020	$ 61.12	75,215	$32,885	0.00%	36.55%
2019	$ 44.76	54,354	$20,333	0.00%	31.11%

EQ/JPMorgan Value Opportunities, Class IA
2023	$ 32.31	44	$1	1.55%	10.92%
2022	$ 29.13	45	$1	1.24%	0.21%
2021	$ 29.07	46	$1	0.77%	23.23%
2020	$ 23.59	47	$1	1.24%	11.06%
2019	$ 21.24	48	$1	1.36%	27.49%

EQ/JPMorgan Value Opportunities, Class IB
2023	$634.95	101,150	$34,004	1.55%	10.92%
2022	$572.46	73,627	$25,697	1.24%	0.23%
2021	$571.15	47,947	$19,172	0.77%	23.20%
2020	$463.61	30,884	$12,613	1.24%	11.07%
2019	$417.39	22,681	$9,344	1.36%	27.53%

EQ/Large Cap Core Managed Volatility, Class IB
2023	$417.48	18,691	$5,808	1.77%	23.94%
2022	$336.84	18,574	$4,738	0.01%	(18.40)%
2021	$412.78	14,516	$5,188	0.41%	27.32%
2020	$324.20	13,581	$4,013	0.73%	16.28%
2019	$278.82	11,613	$3,236	1.18%	29.96%

EQ/Large Cap Growth Index, Class IB
2023	$516.68	117,699	$35,950	0.26%	41.58%
2022	$364.94	92,669	$21,567	0.26%	(29.55)%
2021	$518.00	64,795	$26,122	0.05%	26.73%
2020	$408.75	48,411	$17,504	0.34%	37.31%
2019	$297.69	37,825	$11,230	0.68%	35.34%

EQ/Large Cap Growth Managed Volatility, Class IA
2023	$ 57.87	1,166	$68	0.43%	38.98%
2022	$ 41.64	1,197	$50	0.07%	(30.58)%
2021	$ 59.98	9,547	$573	0.00%	24.36%
2020	$ 48.23	9,739	$470	0.08%	32.03%
2019	$ 36.53	10,069	$368	0.45%	33.71%

EQ/Large Cap Growth Managed Volatility, Class IB
2023	$911.10	29,949	$17,658	0.43%	38.98%
2022	$655.55	25,883	$12,552	0.07%	(30.59)%
2021	$944.45	22,335	$17,887	0.00%	24.38%
2020	$759.35	20,318	$14,329	0.08%	32.01%
2019	$575.22	19,206	$10,962	0.45%	33.72%

EQ/Large Cap Value Index, Class IB
2023	$203.04	109,667	$19,012	1.79%	10.73%
2022	$183.36	89,942	$14,476	1.64%	(8.23)%
2021	$199.80	67,241	$12,566	1.37%	24.28%
2020	$160.77	56,186	$8,867	2.07%	2.21%
2019	$157.29	47,200	$7,419	2.43%	25.63%

EQ/Large Cap Value Managed Volatility, Class IA
2023	$ 44.23	1,460	$65	1.64%	13.97%

FSA-122

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
2022	$ 38.81	1,444	$56	1.29%	(11.59)%
2021	$ 43.90	2,196	$96	0.97%	24.82%
2020	$ 35.17	2,176	$77	1.62%	5.68%
2019	$ 33.28	2,136	$71	2.02%	25.44%

EQ/Large Cap Value Managed Volatility, Class IB
2023	$357.37	28,728	$10,266	1.64%	13.97%
2022	$313.57	29,802	$9,345	1.29%	(11.60)%
2021	$354.70	30,798	$10,925	0.97%	24.82%
2020	$284.16	31,277	$8,887	1.62%	5.68%
2019	$268.88	31,069	$8,354	2.02%	25.44%

EQ/Lazard Emerging Markets Equity, Class IB
2023	$138.95	109,628	$15,233	3.99%	21.72%
2022	$114.16	112,389	$12,831	4.24%	(14.89)%
2021	$134.14	109,238	$14,653	2.79%	5.86%
2020	$126.71	104,211	$13,204	1.93%	(1.50)%
2019	$128.64	92,937	$11,955	2.91%	18.77%

EQ/Loomis Sayles Growth, Class IB
2023	$ 51.40	51,407	$21,887	0.00%	43.74%
2022	$ 35.76	45,763	$14,640	0.00%	(27.99)%
2021	$ 49.66	38,941	$18,531	0.00%	16.19%
2020	$ 42.74	39,477	$15,156	0.00%	30.90%
2019	$ 32.65	33,519	$10,948	0.03%	31.34%

EQ/MFS International Growth, Class IB (g)
2023	$ 33.62	310,476	$37,729	1.33%	14.39%
2022	$ 29.39	274,805	$29,744	1.10%	(15.18)%
2021	$ 34.65	223,359	$23,472	0.25%	9.41%
2020	$ 31.67	209,360	$18,440	0.48%	15.33%
2019	$ 27.46	215,468	$14,980	1.34%	27.25%

EQ/MFS International Intrinsic Value, Class IB
2023	$295.43	172,727	$40,251	1.34%	17.35%
2022	$251.75	156,001	$32,360	0.45%	(23.80)%
2021	$330.40	126,197	$36,789	0.39%	10.24%
2020	$299.71	102,161	$28,712	0.27%	20.03%
2019	$249.69	85,523	$21,281	0.75%	25.88%

EQ/MFS Mid Cap Focused Growth, Class IB
2023	$435.49	77,286	$22,811	0.00%	22.32%
2022	$356.03	67,008	$17,114	0.00%	(27.06)%
2021	$488.09	53,776	$20,594	0.00%	18.87%
2020	$410.60	40,031	$14,762	0.00%	29.70%
2019	$316.58	30,923	$9,705	0.02%	36.33%

EQ/MFS Technology, Class IB
2023	$149.23	162,103	$22,789	0.00%	54.12%
2022	$ 96.83	140,631	$13,163	0.00%	(36.29)%
2021	$151.99	125,016	$18,808	0.00%	13.78%
2020(b)	$133.58	116,245	$15,528	0.06%	29.19%

EQ/MFS Utilities Series, Class IB
2023	$107.96	5,587	$603	2.66%	(2.12)%
2022	$110.30	3,045	$336	7.39%	0.69%
2021	$109.54	681	$74	1.95%	9.35%
2020	$ —	—	$—	0.00%	—%
2019	$ —	—	$—	0.00%	—%

EQ/MFS Utilities Series, Class K
2023	$ 81.06	637	$52	2.66%	(2.13)%
2022	$ 82.82	771	$64	7.39%	0.69%
2021	$ 82.25	777	$64	1.95%	14.19%

FSA-123

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
2020	$ 72.03	780	$56	2.68%	5.82%
2019	$ 68.07	786	$53	3.08%	25.01%

EQ/Mid Cap Index, Class IB
2023	$452.31	116,267	$31,058	1.12%	15.75%
2022	$390.76	90,912	$23,167	1.06%	(13.61)%
2021	$452.31	66,602	$22,831	0.69%	23.88%
2020	$365.11	49,613	$16,198	1.09%	12.85%
2019	$323.53	40,227	$12,893	1.24%	25.38%

EQ/Mid Cap Value Managed Volatility, Class IA
2023	$ 39.81	10,443	$416	1.52%	13.19%
2022	$ 35.17	10,783	$379	0.96%	(14.57)%
2021	$ 41.17	12,396	$510	0.59%	27.42%
2020	$ 32.31	12,657	$409	1.23%	4.94%
2019	$ 30.79	12,939	$398	1.44%	26.60%

EQ/Mid Cap Value Managed Volatility, Class IB
2023	$568.08	21,715	$8,054	1.52%	13.19%
2022	$501.87	19,188	$6,953	0.96%	(14.57)%
2021	$587.46	16,032	$7,771	0.59%	27.40%
2020	$461.11	14,246	$6,030	1.23%	4.97%
2019	$439.29	12,378	$5,434	1.44%	26.59%

EQ/Moderate Allocation, Class IA
2023	$ 18.28	462	$8	2.05%	12.35%
2022	$ 16.27	466	$8	1.35%	(15.44)%
2021	$ 19.24	505	$10	2.77%	8.39%
2020	$ 17.75	504	$9	2.29%	11.29%
2019	$ 15.95	504	$8	1.65%	15.50%

EQ/Moderate Allocation, Class IB
2023	$256.49	318,952	$62,538	2.05%	12.35%
2022	$228.29	282,603	$52,245	1.35%	(15.47)%
2021	$270.06	234,897	$55,983	2.77%	8.42%
2020	$249.09	198,938	$47,556	2.29%	11.26%
2019	$223.88	188,150	$41,965	1.65%	15.53%

EQ/Moderate Growth Strategy, Class IB
2023	$236.32	593,357	$140,212	1.50%	14.86%
2022	$205.74	583,938	$120,129	0.92%	(16.48)%
2021	$246.34	579,930	$142,848	2.06%	11.88%
2020	$220.18	573,787	$126,327	1.97%	12.38%
2019	$195.92	570,179	$111,697	1.59%	17.98%

EQ/Moderate-Plus Allocation, Class IA
2023	$ 21.12	1,741	$37	1.70%	15.35%
2022	$ 18.31	1,753	$32	1.13%	(17.07)%
2021	$ 22.08	9,372	$207	3.63%	12.71%
2020	$ 19.59	2,093	$41	2.63%	14.09%
2019	$ 17.17	2,204	$38	1.60%	19.99%

EQ/Moderate-Plus Allocation, Class IB
2023	$321.54	575,950	$139,912	1.70%	15.33%
2022	$278.81	531,741	$118,496	1.13%	(17.06)%
2021	$336.15	450,445	$132,628	3.63%	12.68%
2020	$298.33	398,213	$112,967	2.63%	14.10%
2019	$261.46	372,623	$97,224	1.60%	19.99%

EQ/Money Market, Class IA
2023	$ 12.50	19,929	$249	4.38%	4.43%
2022	$ 11.97	155,405	$1,860	1.12%	1.10%
2021	$ 11.84	88,017	$1,042	0.00%	0.17%
2020	$ 11.82	79,403	$939	0.30%	0.17%
2019	$ 11.80	88,323	$1,042	1.44%	1.55%

FSA-124

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/Money Market, Class IB
2023	$143.88	239,344	$28,686	4.38%	4.45%
2022	$137.75	164,771	$19,457	1.12%	1.09%
2021	$136.26	163,483	$19,403	0.00%	0.18%
2020	$136.01	87,974	$11,135	0.30%	0.21%
2019	$135.73	165,377	$22,059	1.44%	1.52%

EQ/Morgan Stanley Small Cap Growth, Class IB
2023	$160.89	83,508	$11,925	0.00%	34.78%
2022	$119.37	74,491	$7,233	0.01%	(44.04)%
2021	$213.33	52,870	$9,034	0.00%	3.12%
2020	$206.88	37,551	$6,263	0.00%	96.34%
2019(a)	$105.37	27	$3	0.00%	(0.07)%

EQ/PIMCO Global Real Return, Class IB
2023	$101.86	9,454	$963	1.63%	4.29%
2022	$ 97.67	6,968	$681	12.24%	(16.03)%
2021	$116.31	4,044	$470	19.90%	4.19%
2020	$111.63	784	$88	0.00%	10.52%
2019(a)	$101.00	82	$8	0.00%	0.52%

EQ/PIMCO Real Return, Class IB
2023	$143.73	84,913	$11,253	1.28%	3.59%
2022	$138.75	72,995	$9,549	6.37%	(11.40)%
2021	$156.60	62,993	$9,536	4.13%	5.32%
2020	$148.69	48,694	$7,204	1.43%	11.34%
2019	$133.54	45,804	$6,113	2.07%	8.39%

EQ/PIMCO Total Return ESG, Class IB
2023	$137.29	179,977	$22,794	2.80%	5.64%
2022	$129.96	167,067	$20,278	3.31%	(14.00)%
2021	$151.12	149,119	$21,433	1.85%	(1.42)%
2020	$153.30	123,183	$18,459	2.00%	8.63%
2019	$141.12	100,218	$14,133	2.19%	8.61%

EQ/PIMCO Ultra Short Bond, Class IA
2023	$ 15.85	287,341	$4,553	3.80%	5.67%
2022	$ 15.00	326,513	$4,898	1.26%	(0.60)%
2021	$ 15.09	507,309	$7,656	0.42%	(0.46)%
2020	$ 15.16	452,761	$6,864	0.67%	1.13%
2019	$ 14.99	736,437	$11,042	2.35%	2.53%

EQ/PIMCO Ultra Short Bond, Class IB
2023	$134.65	59,220	$7,512	3.80%	5.63%
2022	$127.47	51,019	$6,278	1.26%	(0.61)%
2021	$128.25	47,439	$5,962	0.42%	(0.45)%
2020	$128.83	38,211	$4,883	0.67%	1.11%
2019	$127.42	33,940	$4,324	2.35%	2.56%

EQ/Quality Bond Plus, Class IA
2023	$ 11.91	889	$11	2.15%	4.20%
2022	$ 11.43	1,007	$12	0.69%	(10.21)%
2021	$ 12.73	1,241	$16	0.82%	(2.15)%
2020	$ 13.01	1,288	$17	1.34%	6.03%
2019	$ 12.27	1,363	$17	1.62%	5.59%

EQ/Quality Bond Plus, Class IB
2023	$178.04	18,811	$3,349	2.15%	4.23%
2022	$170.82	19,170	$3,274	0.69%	(10.21)%
2021	$190.25	18,832	$3,583	0.82%	(2.11)%
2020	$194.36	16,380	$3,183	1.34%	5.98%
2019	$183.40	15,029	$2,756	1.62%	5.63%

EQ/Small Company Index, Class IA
2023	$ 29.75	58,478	$1,740	1.28%	16.80%

FSA-125

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
2022	$ 25.47	58,861	$1,499	0.98%	(19.80)%
2021	$ 31.76	67,105	$2,132	0.71%	15.03%
2020	$ 27.61	48,998	$1,353	1.11%	19.73%
2019	$ 23.06	49,674	$1,145	1.05%	25.26%

EQ/Small Company Index, Class IB
2023	$537.10	95,156	$25,616	1.28%	16.80%
2022	$459.83	68,192	$18,389	0.98%	(19.81)%
2021	$573.46	48,213	$19,277	0.71%	15.06%
2020	$498.40	32,433	$14,510	1.11%	19.73%
2019	$416.26	26,366	$10,847	1.05%	25.21%

EQ/T. Rowe Price Health Sciences, Class IB
2023	$145.10	35,702	$5,180	0.00%	4.13%
2022	$139.34	26,470	$3,688	0.00%	(13.25)%
2021	$160.63	15,825	$2,542	0.00%	9.67%
2020	$146.47	6,000	$879	0.00%	27.11%
2019(a)	$115.23	181	$21	0.00%	9.76%

EQ/Value Equity, Class IB
2023	$765.67	54,468	$26,282	1.21%	19.52%
2022	$640.62	47,376	$21,264	1.09%	(15.11)%
2021	$754.65	40,790	$24,192	0.71%	25.37%
2020	$601.93	34,421	$18,442	2.03%	2.82%
2019	$585.44	28,630	$16,690	1.99%	23.44%

EQ/Wellington Energy, Class IB
2023	$ 87.52	52,278	$4,575	3.12%	6.03%
2022	$ 82.54	59,579	$4,918	4.23%	32.40%
2021	$ 62.34	56,274	$3,508	3.44%	35.58%
2020	$ 45.98	53,344	$2,453	3.83%	(37.31)%
2019	$ 73.35	37,236	$2,731	1.05%	1.01%

Equitable Conservative Growth MF/ETF, Class IB
2023	$167.20	62,322	$10,202	2.70%	9.91%
2022(d)	$152.12	61,799	$9,245	1.78%	(12.45)%

Fidelity® VIP Asset Manager Portfolio, Initial Class
2023	$ 31.01	133	$4	2.40%	12.97%
2022	$ 27.45	131	$4	1.18%	(14.94)%
2021	$ 32.27	423	$14	1.48%	9.91%
2020	$ 29.36	520	$15	1.44%	14.87%
2019	$ 25.56	608	$16	1.96%	18.22%

Fidelity® VIP Asset Manager: Growth Portfolio, Service Class 2
2023	$102.01	7,147	$729	2.23%	16.22%
2022	$ 87.77	4,460	$391	2.37%	(16.92)%
2021(c)	$105.65	2,308	$244	4.72%	4.83%

Fidelity® VIP Growth & Income Portfolio, Initial Class
2023	$ 47.90	3,809	$182	1.64%	18.71%
2022	$ 40.35	7,372	$297	1.55%	(4.95)%
2021	$ 42.45	16,224	$689	2.44%	25.93%
2020	$ 33.71	14,117	$476	2.03%	7.87%
2019	$ 31.25	15,869	$496	3.59%	30.05%

Fidelity® VIP Growth & Income Portfolio, Service Class 2
2023	$433.05	30,339	$8,215	1.64%	18.36%
2022	$365.86	23,111	$5,624	1.55%	(5.17)%
2021	$385.82	17,027	$4,959	2.44%	25.64%
2020	$307.09	12,054	$3,125	2.03%	7.60%
2019	$285.41	8,439	$2,393	3.59%	29.68%

Fidelity® VIP Mid Cap Portfolio, Service Class 2
2023	$334.96	51,992	$13,414	0.41%	14.80%
2022	$291.77	45,825	$10,896	0.29%	(14.97)%

FSA-126

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
2021	$343.13	38,257	$11,492	0.39%	25.31%
2020	$273.83	31,185	$8,092	0.41%	17.87%
2019	$232.32	25,889	$5,969	0.72%	23.17%

Fidelity® VIP Value Portfolio, Service Class 2
2023	$118.84	7,529	$895	1.40%	19.65%
2022	$ 99.32	4,143	$412	2.20%	(4.15)%
2021(c)	$103.62	661	$68	4.04%	3.35%

Franklin Income VIP Fund, Class 2
2023	$ 23.01	13,752	$316	5.12%	8.64%
2022	$ 21.18	15,008	$318	4.66%	(5.49)%
2021	$ 22.41	17,260	$387	4.65%	16.78%
2020	$ 19.19	17,297	$332	5.86%	0.68%
2019	$ 19.06	17,327	$330	5.35%	16.08%

Franklin Small Cap Value VIP Fund, Class 2
2023	$327.44	30,765	$6,891	0.52%	12.75%
2022	$290.42	22,360	$4,786	0.93%	(10.06)%
2021	$322.92	13,942	$3,683	1.02%	25.37%
2020	$257.58	10,418	$2,436	1.48%	5.19%
2019	$244.88	7,658	$1,865	1.04%	26.35%

Invesco V.I. Diversified Dividend Fund, Series I
2023	$ 21.44	246	$5	2.07%	9.00%
2022	$ 19.67	825	$16	2.94%	(1.65)%
2021	$ 20.00	837	$17	2.32%	18.91%
2020	$ 16.82	849	$14	3.16%	0.12%
2019	$ 16.80	863	$14	0.60%	25.09%

Invesco V.I. Diversified Dividend Fund, Series II
2023	$109.80	4,052	$445	2.07%	8.93%
2022	$100.80	2,852	$288	2.94%	(1.77)%
2021	$102.62	272	$28	2.32%	2.30%

Invesco V.I. Global Core Equity Fund, Series I
2023	$ 26.14	30	$1	0.57%	21.69%
2022	$ 21.48	39	$1	0.28%	(21.86)%
2021	$ 27.49	50	$1	0.93%	15.99%
2020	$ 23.70	62	$1	1.28%	13.23%
2019	$ 20.93	76	$2	1.42%	25.18%

Invesco V.I. Health Care Fund, Series I
2023	$ 49.06	1,045	$51	0.00%	3.02%
2022	$ 47.62	1,307	$62	0.00%	(13.32)%
2021	$ 54.94	1,319	$72	0.21%	12.31%
2020	$ 48.92	1,334	$65	0.32%	14.46%
2019	$ 42.74	1,354	$58	0.04%	32.49%

Invesco V.I. Main Street Mid Cap Fund, Series II
2023	$261.07	5,776	$1,508	0.04%	14.14%
2022	$228.72	5,640	$1,290	0.07%	(14.46)%
2021	$267.37	5,608	$1,499	0.24%	22.87%
2020	$217.61	6,335	$1,379	0.51%	8.94%
2019	$199.75	6,058	$1,210	0.22%	25.04%

Invesco V.I. Small Cap Equity Fund, Series II
2023	$310.66	6,015	$1,869	0.00%	16.26%
2022	$267.22	6,151	$1,644	0.00%	(20.73)%
2021	$337.11	6,418	$2,164	0.00%	20.10%
2020	$280.70	6,163	$1,730	0.03%	26.86%
2019	$221.26	5,720	$1,266	0.00%	26.33%

Invesco V.I. Technology Fund, Series I
2023	$ 61.91	1,008	$62	0.00%	46.92%
2022	$ 42.14	1,022	$43	0.00%	(39.95)%

FSA-127

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
2021	$ 70.17	1,025	$72	0.00%	14.41%
2020	$ 61.33	1,036	$64	0.00%	46.13%
2019	$ 41.97	1,050	$44	0.00%	35.87%

Janus Henderson Balanced Portfolio, Service Shares
2023	$106.81	31,363	$3,350	2.21%	15.31%
2022	$ 92.63	13,101	$1,214	1.35%	(16.49)%
2021(c)	$110.92	2,915	$323	0.54%	10.11%

Janus Henderson Enterprise Portfolio, Institutional Shares
2023	$ 41.91	90,722	$3,802	0.15%	18.09%
2022	$ 35.49	95,365	$3,385	0.20%	(15.94)%
2021	$ 42.22	91,221	$3,852	0.36%	16.82%
2020	$ 36.14	169,162	$6,113	0.07%	19.47%
2019	$ 30.25	139,352	$4,215	0.20%	35.47%

Janus Henderson Global Research Portfolio, Institutional Shares
2023	$ 27.84	410	$11	0.94%	26.78%
2022	$ 21.96	420	$9	0.99%	(19.41)%
2021	$ 27.25	641	$17	0.52%	18.07%
2020	$ 23.08	651	$15	0.74%	20.08%
2019	$ 19.22	664	$13	1.01%	29.08%

Janus Henderson Mid Cap Value Portfolio, Service Shares
2023	$ 46.69	71,860	$3,355	0.98%	11.11%
2022	$ 42.02	70,978	$2,983	1.13%	(5.78)%
2021	$ 44.60	78,664	$3,508	0.43%	19.44%
2020	$ 37.34	53,570	$2,000	1.08%	(1.22)%
2019	$ 37.80	51,980	$1,965	1.30%	30.03%

Janus Henderson Overseas Portfolio, Institutional Shares
2023	$ 31.75	3,807	$121	1.23%	10.86%
2022	$ 28.64	9,713	$278	1.83%	(8.59)%
2021	$ 31.33	8,841	$277	1.18%	13.56%
2020	$ 27.59	8,153	$225	1.34%	16.32%
2019	$ 23.72	8,752	$208	1.91%	27.05%

Lord Abbett Series Fund — Bond Debenture Portfolio, VC Shares
2023	$107.88	27,405	$2,956	6.74%	6.72%
2022	$101.09	16,263	$1,644	5.75%	(12.67)%
2021	$115.76	8,608	$996	5.03%	3.43%
2020	$111.92	2,633	$295	9.54%	7.46%
2019(a)	$104.15	7	$1	6.61%	2.11%

MFS® Investors Trust Series, Service Class
2023	$406.89	2,425	$987	0.47%	18.66%
2022	$342.89	2,495	$856	0.39%	(16.69)%
2021	$411.57	2,669	$1,098	0.42%	26.51%
2020	$325.33	2,513	$818	0.43%	13.60%
2019	$286.39	2,469	$707	0.49%	31.25%

MFS® Massachusetts Investors Growth Stock Portfolio, Service Class
2023	$519.43	8,152	$4,234	0.05%	23.70%
2022	$419.90	7,103	$2,983	0.00%	(19.45)%
2021	$521.27	8,078	$4,211	0.03%	25.66%
2020	$414.83	7,302	$3,029	0.24%	22.20%
2019	$339.48	5,850	$1,986	0.35%	39.59%

Morgan Stanley Variable Insurance Fund Inc. Emerging Markets Debt Portfolio, Class I
2023	$ 33.24	2,143	$71	8.45%	11.84%
2022	$ 29.72	2,523	$75	6.93%	(18.75)%
2021	$ 36.58	3,219	$118	5.13%	(2.01)%
2020	$ 37.33	3,194	$119	4.53%	5.54%
2019	$ 35.37	3,163	$112	5.34%	14.24%

FSA-128

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

Multimanager Aggressive Equity, Class IB
2023	$ 415.66	41,461	$13,256	0.41%	38.30%
2022	$ 300.56	37,514	$9,079	0.00%	(32.17)%
2021	$ 443.08	30,856	$11,809	0.00%	20.50%
2020	$ 367.70	27,208	$9,395	0.00%	38.82%
2019	$ 264.88	22,808	$6,036	0.85%	33.35%

Multimanager Core Bond, Class IA
2023	$ 15.00	632,766	$9,494	2.93%	5.04%
2022	$ 14.28	529,534	$7,562	2.33%	(12.71)%
2021	$ 16.36	571,020	$9,344	1.45%	(1.45)%
2020	$3 16.60	578,112	$9,598	1.91%	6.27%
2019	$ 15.62	532,561	$8,320	2.11%	7.35%

Multimanager Core Bond, Class IB
2023	$3 189.57	28,033	$5,315	2.93%	5.09%
2022	$ 180.39	28,616	$5,162	2.33%	(12.73)%
2021	$ 206.71	28,590	$5,910	1.45%	(1.43)%
2020	$ 209.71	25,356	$5,317	1.91%	6.26%
2019	$ 197.36	24,244	$4,785	2.11%	7.38%

Multimanager Technology, Class IB
2023	$1,408.01	97,926	$45,219	0.00%	49.54%
2022	$ 941.54	75,589	$26,961	0.00%	(37.30)%
2021	$1,501.58	48,211	$35,076	0.00%	20.82%
2020	$1,242.78	30,036	$25,712	0.13%	53.27%
2019	$ 810.86	18,210	$14,558	0.16%	37.87%

PIMCO Commodityrealreturn® Strategy Portfolio, Advisor Class
2023	$ 93.89	46,777	$4,881	15.89%	(7.93)%
2022	$ 101.98	49,907	$5,547	20.09%	8.66%
2021	$ 93.85	40,290	$3,888	4.20%	33.10%
2020	$ 70.51	38,679	$2,748	6.12%	1.23%
2019	$ 69.65	34,923	$2,433	4.34%	11.35%

T. Rowe Price Blue Chip Growth Portfolio, Class II
2023	$ 153.76	6,067	$933	0.00%	49.25%
2022(h)	$ 103.02	124	$13	0.00%	(4.60)%

T. Rowe Price Equity Income Portfolio, Class II
2023	$ 318.91	25,270	$5,944	1.91%	9.31%
2022	$ 291.74	22,946	$5,155	1.65%	(3.59)%
2021	$ 302.59	21,817	$5,608	1.41%	25.21%
2020	$ 241.66	17,887	$3,936	2.17%	0.96%
2019	$ 239.36	13,320	$3,188	2.14%	26.04%

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO, Class II
2023(i)	$ 126.40	1,194	$151	0.00%	19.98%

Target 2025 Allocation, Class IB
2023	$ 156.64	6,021	$943	2.16%	13.63%
2022	$ 137.85	5,282	$728	1.63%	(15.24)%
2021	$ 162.64	6,741	$1,096	2.10%	10.74%
2020	$ 146.87	6,149	$903	1.97%	12.27%
2019	$ 130.82	6,182	$809	3.35%	19.38%

Target 2035 Allocation, Class IB
2023	$ 171.50	13,303	$2,282	1.77%	16.53%
2022	$ 147.17	12,779	$1,881	1.35%	(16.29)%
2021	$ 175.81	13,578	$2,387	1.98%	14.07%
2020	$ 154.12	12,119	$1,868	1.76%	13.67%
2019	$ 135.58	10,756	$1,458	2.03%	22.33%

Target 2045 Allocation, Class IB
2023	$ 181.18	13,287	$2,407	1.55%	18.12%
2022	$ 153.38	14,076	$2,159	1.37%	(16.78)%

FSA-129

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
2021	$184.30	12,180	$2,245	2.01%	16.31%
2020	$158.45	11,548	$1,830	1.69%	14.09%
2019	$138.88	9,953	$1,382	1.80%	24.34%

Target 2055 Allocation, Class IB
2023	$194.22	24,387	$4,736	1.56%	19.83%
2022	$162.08	20,854	$3,380	1.13%	(17.56)%
2021	$196.61	20,071	$3,946	2.11%	18.26%
2020	$166.25	18,532	$3,081	1.68%	14.92%
2019	$144.67	15,070	$2,180	1.76%	26.79%

Templeton Developing Markets VIP Fund, Class 2
2023	$134.81	39,201	$4,995	2.05%	12.62%
2022	$119.70	37,017	$4,244	2.59%	(21.98)%
2021	$153.43	29,587	$4,416	0.86%	(5.74)%
2020	$162.77	24,105	$3,887	4.08%	17.19%
2019	$138.90	21,387	$2,968	0.99%	26.70%

Templeton Global Bond VIP Fund, Class 2
2023	$114.07	120,481	$13,158	0.00%	2.89%
2022	$110.87	108,344	$11,616	0.00%	(4.95)%
2021	$116.64	100,902	$11,509	0.00%	(4.99)%
2020	$122.77	79,160	$9,647	8.31%	(5.28)%
2019	$129.62	68,853	$8,916	6.95%	2.01%

Vaneck VIP Emerging Markets Bond Fund, Initial Class
2023	$ 25.86	1,208	$31	4.03%	11.42%
2022	$ 23.21	1,733	$40	4.53%	(6.94)%
2021	$ 24.94	1,711	$43	5.14%	(4.04)%
2020	$ 25.99	1,695	$44	7.35%	8.93%
2019	$ 23.86	1,682	$40	0.23%	12.60%

Vaneck VIP Emerging Markets Fund, Initial Class
2023	$ 28.90	82	$2	2.22%	9.76%
2022	$ 26.33	553	$15	0.28%	(24.38)%
2021	$ 34.82	554	$19	0.92%	(11.87)%
2020	$ 39.51	557	$22	2.07%	17.28%
2019	$ 33.69	561	$19	0.16%	30.58%

Vaneck VIP Global Resources Fund, Class S
2023	$ 97.79	39,098	$3,840	2.59%	(3.84)%
2022	$101.69	40,799	$4,158	1.62%	8.12%
2021	$ 94.05	40,001	3,763	0.34%	18.68%
2020	$ 79.25	41,231	3,267	0.79%	18.82%
2019	$ 66.70	38,011	2,535	0.00%	11.56%

Vaneck VIP Global Resources Fund, Initial Class
2023	$ 45.26	23,585	$1,067	2.59%	(3.58)%
2022	$ 46.94	26,924	$1,264	1.62%	8.38%
2021	$ 43.31	28,064	1,215	0.34%	18.92%
2020	$ 36.42	26,435	963	0.79%	19.10%
2019	$ 30.58	24,389	746	0.00%	11.89%

(a)	Units were made available on July 15, 2019.
(b)	Units were made available on June 5, 2020.
(c)	Units were made available on June 4, 2021.
(d)	Units were made available on May 23, 2022.
(e)	EQ/Common Stock Index replaced 1290 VT Low Volatility Global Equity due to a merger on November 11, 2022.
(f)	EQ/Core Plus Bond replaced EQ/Franklin Strategic Income due to a merger on November 11, 2022.
(g)	EQ/MFS International Growth replaced EQ/Invesco International Growth due to a merger on November 11, 2022.
(h)	Units were made available on November 14, 2022.
(i)	Units were made available on November 14, 2022, however it had no outstanding units as of December 31, 2022.
+	Variable Investment Options where Accumulation Unit Values are less than $500 are denoted by a —.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option

FSA-130

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Concluded)

December 31, 2023

8.	Financial Highlights (Concluded)

from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2023 through April 12, 2024, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-131